UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

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ANNUAL REPORT

JACKSON®
FINANCIAL FREEDOM FOR LIFE®

December 31, 2019

- **JNL Series Trust**
  - Sub-Advised Funds
- **JNL Variable Fund LLC**

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson's website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.

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This report is for the general information of qualified plan participants, as well as contract/policy owners of the Perspective℠, Perspective II®, Perspective Advisors℠, Perspective Advisory℠, Perspective Advisors II℠, Perspective Advisory II®, Perspective Advisory II (New York), Perspective L Series, Perspective Rewards®, Curiangard℠, Perspective Advantage℠, Perspective Focus®, Fifth Third Perspective, Jackson Private Wealth℠, Retirement Latitudes®, Elite Access®, Elite Access Advisory℠, Elite Access Advisory II℠, Elite Access Advisory II℠ (New York), Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

JNL Variable Fund LLC ("JNL Variable Fund")

December 31, 2019

JNL Variable Fund LLC including: JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq 100 Index Fund

JNL Variable Fund Supplements to Prospectus

JNL Variable Fund LLC (“JNL Variable Fund”)

December 31, 2019

President’s Letter

Dear Investor,

Enclosed is the annual report for the JNL Variable Fund LLC (“JNL Variable Fund”) for the year ended December 31, 2019, together with Management’s Discussion of Fund Performance for each of the Funds.

It was a terrific year for investors in 2019. U.S. stocks and bonds posted big gains coming off a significant stock market downswing during the fourth quarter of 2018. The S&P 500 Index finished up 31.5%, book ended by double digit gains in the first quarter and a strong 9.0% fourth quarter gain to finish the year. The rally came early and quickly as equities boasted their best January in more than 30 years as the U.S. Federal Reserve (“Fed”) signaled “patience” regarding further interest rate hikes in what later became known as the “Fed Pivot” towards easier monetary policy. Stocks mostly bumped along during the middle part of the year in the face of uncertainty about global economic growth, trade, Brexit and fears of recession in the U.S. All that doubt went away in the fourth quarter, however, as leading economic indicators bottomed, “Phase One” of a China U.S. trade pact was announced, Boris Johnson won the UK election convincingly and the Fed completed the last of three rate cuts to reignite the rally into year end.

Stocks were not the only risk assets to perform well in 2019, as high yield bonds and emerging market debt put up big numbers during the first quarter as well. When those areas cooled off amid economic and trade turmoil mid year, government bonds benefitted as interest rates plummeted amid an investor flight to safety. All told, the Bloomberg Barclays U.S. Aggregate Bond Index finished up 8.7%, while non core areas such as high yield and emerging market debt earned double digit gains, in what was a strong year overall for fixed income.

Other market trends during the year included U.S. stocks handily beating international equities, large cap stocks besting small caps, and growth beating value. While international stocks (represented by the MSCI ACWI ex USA Index) gained what in any other year would be considered a strong 21.5%, those returns paled in comparison to U.S. stocks. Especially disappointing was the performance of emerging market equities, which lagged despite fully participating in the “risk on” rally during the fourth quarter. The large growth MSCI USA Growth Index gained 37.7% as the standout area of the U.S. market, boosted by a more than 50.0% rise in information technology. U.S. small value stocks lagged the broader market with a little less than a 23.0% gain, though that still was better than international results. Energy was by far the weakest sector in delivering only 11.8% on the year.

Another trend in the industry has been the torrid pace of assets pouring into Index Funds and Exchange Traded Funds, or generally speaking passive investment strategies. The relatively low cost and broad diversification of Index Funds make them suitable investment options for many investors, but they are not perfect. Market cap weighted indexes are subject to a momentum effect wherein strong performers become an ever greater part of the Index on both a security and sector level. Given their structure, market cap weighted index offerings are in effect a subtle bet that what has worked well will continue to work well. While that has been the case of late amid a rising market, when the tide turns that momentum effect can work in the opposite direction, such was the case during the market correction in the fourth quarter of 2018.

The Greek philosopher Aristotle is typically credited with promoting the principle of “moderation in all things.” The investment equivalent of that principle is diversification. Diversification is more than just spreading out investments among different securities and asset classes. Diversification also means balancing out exposure to a wide array of biases and risks, including different investment styles, security selection strategies, portfolio construction techniques and even the asset management firms themselves. At Jackson, we seek to offer investors the building blocks for creating well diversified portfolios and the freedom to do so however they see fit. While it is seldom glamorous or flashy, diversification (moderation) in investing offers a steady construct for managing risk and achieving one’s investment goals.

Geopolitical and macroeconomic forces largely drove market returns in 2019. We think company fundamentals now need to take the baton to deliver on earnings and growth to sustain the global rally. Promising economic data and a strong U.S. consumer are leading markets to believe that can happen, but regardless of what transpires in 2020, moderation and diversification are the tools that can help investors stay focused on their long term goals.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Variable Fund LLC (“JNL Variable Fund”)

JNL Variable Fund LLC Market Summary (Unaudited)

Major Indices Returns for the Year Ended December 31, 2019

Domestic Equity		Developed International Equity
S&P 500 Index	31.49%	MSCI All Country World ex-USA Index (Net)	21.51%
S&P MidCap 400 Index	26.20	MSCI EAFE Index (Net)	22.01
S&P Small Cap 600 Index	22.78
MSCI USA Index	31.64
MSCI USA Mid Cap Index	30.84	Emerging Markets
MSCI USA Small Cap Index	27.38	MSCI Emerging Markets Index (Net)	18.42%

Fixed Income		Alternative Assets
Bloomberg Barclays Global Aggregate Bond Index	6.84%	Bloomberg Commodity Index	7.69%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72	MSCI US REIT Index	24.33
Bloomberg Barclays U.S. Corporate High Yield Bond Index	14.32
		Alternative Strategy
		Wilshire Liquid Alternative Index	6.65%

Domestic Equity: It was a terrific year for U.S. equity investors. After a tough end to 2018, stocks rallied hard to start and finish the year with only a few minor hiccups in between. The broad market S&P 500 Index finished 2019 up more than 30%, with most other major indices not far behind. The year began with the “Fed Pivot” that halted a move towards higher interest rates and a “normalized” rate environment, thereby soothing market concerns about slowing global economic growth. Mid-year worries about the impact of Brexit, a trade war with China, and fears of recession were swept aside by three interest rate cuts by the U.S. Federal Reserve (“Fed”), clearing the way for a strong finish to the year. The rally was led by growth stocks, especially large-growth stocks, as technology names climbed more than 50%. But by the end of the year the rally had become more broad-based. Traditionally defensive sectors of the market such as Real Estate and Utilities soared amid the mid-year swoon when economic fears were greatest. Even struggling Financials staged a late rebound buoyed by strong consumer sentiment boosted by continued low unemployment. Only Energy remained a persistent laggard, hampered by a glut of oil and natural gas supply on the market. Markets seem more tied to global events and the news cycle than ever before. Given this dynamic it is difficult for investors to know which way markets may go in the near term.

Fixed Income: Similar to U.S. equities, fixed income markets saw riskier bonds rewarded early and late in the year, with traditional safe havens prospering in between. Corporate credits and high-yield bonds got off to a strong start to the year only for global economic worries and recession fears to weigh on returns after the initial euphoria following the Fed Pivot. Concerns were magnified as massive foreign buying of US Treasuries caused yields to plummet mid-year leading to an inversion of the yield curve (where long-term rates are lower than short-term rates), which some view as a potential sign of an oncoming economic recession. However, the bond market eventually interpreted the conclusion of Fed rate cutting in the Fall as a sign that the economy was in solid shape, and the “risk on” rally resumed. This time, emerging market debt led the market surge into year end, with high-yield and corporate credits not far behind.

Developed International Equity: Although it’s difficult to describe returns that topped 20% as sluggish, foreign equities significantly lagged the U.S. for most of the year. Europe was dogged by poor economic data, centered on Germany, and lingering concerns about Brexit for much of the year. Widespread negative interest rates and the perception that the European Central Bank (ECB) might be out of ammunition in case the region entered recession plagued investor sentiment. The election of Boris Johnson in the UK and the bottoming of leading economic indicators, however, seemed to provide needed clarity to investors that helped drive developed markets to keep pace with the U.S. during the fourth quarter.

Emerging Markets: After struggling in 2018, emerging market equities seemed poised to shine in 2019. It didn’t happen. At least not for the first three quarters of the year. Expectations for a weakening US dollar to boost emerging economies never materialized as the dollar remained stable. Economic weakness in European end markets as well as slowing growth in China also served to dampen expectations and investor sentiment despite relatively attractive valuations. The political and economic clarity that lifted the gloom on developed foreign markets toward the end of the year also boosted emerging markets. Emerging market bonds and equities led the fourth quarter rally, with the latter posting double-digit gains in outpacing the rest of the world.

Alternatives: It was a mixed year for alternatives as real assets mostly soared along with U.S. equities while many alternative strategies struggled to keep pace with fixed income returns. The dispersion in assets was notable as equity-oriented real estate and global infrastructure plays far outgained the modest returns of commodities weighed down by energy woes and a still strong U.S. dollar. While some alternative strategies managed solid double-digit gains, especially in the Hedged Equity and Global Macro segments, others only managed to return single digits. Results from Currency and Managed Futures strategies were especially frustrating. Although the main purpose of alternatives is to serve as low-correlated diversifiers, after failing to meaningfully fulfill that role in 2018, investors may view 2019 as another disappointment.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Communication Services Sector Fund

Composition as of December 31, 2019:
Communication Services	99.0%
Other Short Term Investments	0.5
Securities Lending Collateral	0.5
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Communication Services Sector Fund underperformed its benchmark by posting a return of 26.42% for Class A shares compared to 27.18% for the MSCI USA IMI Communication Services 25/50 Index. Effective October 14, 2019, the MSCI USA IMI Communication Services Index (Gross) became the Fund’s primary benchmark. The Fund underperformed its new benchmark, which posted a return of 31.94%. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Communication Services 25/50 Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Consumer Discretionary Sector Fund

Composition as of December 31, 2019:
Consumer Discretionary	98.7%
Information Technology	-
Rights	-
Securities Lending Collateral	1.1
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Consumer Discretionary Sector Fund underperformed its primary benchmark by posting a return of 26.88% for Class A shares compared to 27.63% for the MSCI USA IMI Consumer Discretionary Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index (Gross) (“Index”) in proportion to their market capitalization weighting in the index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon DowSM Index Fund

Composition as of December 31, 2019:
Information Technology	20.8%
Industrials	18.9
Financials	14.9
Health Care	13.4
Consumer Discretionary	12.2
Consumer Staples	8.4
Communication Services	4.9
Energy	4.5
Materials	1.3
Other Short Term Investments	0.7
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Dow Index Fund underperformed its primary benchmark by posting a return of 24.48% for Class A shares compared to 25.34% for the Dow Jones Industrial Average. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.

The Fund seeks to achieve its objective by investing at least 80% of its assets in the thirty securities which compromise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA. The thirty securities are adjusted from time to time to conform to periodic changes to the identity and/or relative weightings in the DJIA.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Energy Sector Fund

Composition as of December 31, 2019:
Energy	98.4%
Securities Lending Collateral	1.3
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Energy Sector Fund underperformed its primary benchmark by posting a return of 8.64% for Class A shares compared to 9.31% for the MSCI USA IMI Energy Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Financial Sector Fund

Composition as of December 31, 2019:
Financials	98.2%
Real Estate	1.0
Rights	-
Securities Lending Collateral	0.5
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Financial Sector Fund underperformed its primary benchmark by posting a return of 31.08% for Class A shares compared to 31.8% for the MSCI USA IMI Financials Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the securities in the MSCI USA IMI Financials Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Healthcare Sector Fund

Composition as of December 31, 2019:
Health Care	99.1%
Information Technology	-
Rights	-
Securities Lending Collateral	0.8
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Healthcare Sector Fund underperformed its primary benchmark by posting a return of 21.38% for Class A shares compared to 22.06% for the MSCI USA IMI Health Care Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the securities in the MSCI USA IMI Health Care Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Information Technology Sector Fund

Composition as of December 31, 2019:
Information Technology	98.9%
Communication Services	0.8
Industrials	-
Financials	-
Securities Lending Collateral	0.2
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Information Technology Sector Fund underperformed its primary benchmark by posting a return of 47.99% for Class A shares compared to 48.84% for the MSCI USA IMI Information Technology Index (Gross).

Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return though capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost effective investment approach to gaining sector exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon MSCI World Index Fund

Composition as of December 31, 2019:
Information Technology	17.2%
Financials	15.5
Health Care	12.7
Industrials	10.6
Consumer Discretionary	10.2
Consumer Staples	8.2
Communication Services	8.1
Energy	4.9
Materials	4.3
Utilities	3.3
Real Estate	3.2
Rights	-
Other Short Term Investments	1.7
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon MSCI World Index Fund underperformed its primary benchmark by posting a return of 27.27% for Class A shares compared to 27.67% for the MSCI World Index (Net). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI World Index.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Nasdaq 100 Index Fund

Composition as of December 31, 2019:
Information Technology	46.3%
Communication Services	20.4
Consumer Discretionary	14.4
Health Care	7.1
Consumer Staples	5.8
Industrials	2.6
Utilities	0.9
Financials	0.3
Other Short Term Investments	1.9
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Nasdaq 100 Index Fund underperformed its primary benchmark by posting a return of 38.56% for Class A shares compared to 39.46% for the Nasdaq 100 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return.

The Fund seeks to achieve its objective by investing in the securities which comprise the Nasdaq 100 Index (“Index”). The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that make up the Index. The Index includes 100 of the largest non-financial domestic and international companies listed on the Nasdaq Stock Market. The Index reflects companies across high growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Communication Services Sector Fund

¹Effective October 14, 2019, the Fund changed its primary benchmark from the MSCI USA IMI Communication Services 25/50 Index to the MSCI USA IMI Communication Services Index to better align the Fund with its benchmark holdings.

Average Annual Total Returns*
Class A		Class I
1 Year	26.42%	1 Year	26.91%
5 Year	9.37	5 Year	9.64
10 Year	11.05	10 Year	11.29
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Consumer Discretionary Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	26.88%	1 Year	27.29%
5 Year	11.46	5 Year	11.75
10 Year	15.82	10 Year	16.08
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Dow Index Fund

Average Annual Total Returns*
Class A		Class I†
1 Year	24.48%	1 Year	24.93%
5 Year	11.91	5 Year	N/A
10 Year	15.20	10 Year	N/A
		Since Inception	13.68
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Energy Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	8.64%	1 Year	9.03%
5 Year	-3.91	5 Year	-3.65
10 Year	1.68	10 Year	1.92
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Financial Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	31.08%	1 Year	31.49%
5 Year	10.57	5 Year	10.86
10 Year	12.00	10 Year	12.27
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Healthcare Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	21.38%	1 Year	21.83%
5 Year	9.87	5 Year	10.16
10 Year	14.45	10 Year	14.72
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Information Technology Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	47.99%	1 Year	48.49%
5 Year	18.82	5 Year	19.15
10 Year	16.18	10 Year	16.45
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon MSCI World Index Fund

Average Annual Total Returns*
Class A		Class I†
1 Year	27.27%	1 Year	27.77%
5 Year	6.66	5 Year	N/A
10 Year	8.41	10 Year	N/A
		Since Inception	9.87
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Nasdaq 100 Index Fund

Average Annual Total Returns*
Class A		Class I
1 Year	38.56%	1 Year	39.01%
5 Year	14.77	5 Year	15.09
10 Year	16.88	10 Year	17.16
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.5%
Communication Services 99.5%
A T N International Limited	1	34
Activision Blizzard, Inc.	40	2,386
Alphabet Inc. - Class A (a)	16	20,972
Alphabet Inc. - Class C (a)	16	21,848
Altice USA, Inc. - Class A (a)	8	208
AMC Entertainment Holdings, Inc. - Class A (b)	3	21
AMC Networks, Inc. - Class A (a)	2	95
ANGI Homeservices Inc. (a) (b)	4	32
Anterix Inc. (a)	1	31
AT&T Inc.	382	14,929
Bandwidth Inc. - Class A (a) (b)	1	52
Boingo Wireless, Inc. (a)	2	27
Boston Omaha Corporation - Class A (a) (b)	1	11
Cable One, Inc.	—	348
Cardlytics, Inc. (a)	1	69
Care.com Inc. (a)	2	25
Cargurus Inc. - Class A (a)	4	139
Cars.com Inc. (a)	3	42
CenturyLink Inc.	51	673
Charter Communications, Inc. - Class A (a)	8	3,935
Cinemark Holdings, Inc.	6	194
Clear Channel Outdoor Holdings, Inc. (a)	20	58
Cogent Communications Group, Inc.	2	149
Comcast Corporation - Class A	237	10,664
Consolidated Communications Holdings Inc. (b)	4	16
Discovery, Inc. - Class A (a) (b)	8	267
Discovery, Inc. - Class C (a)	20	597
Dish Network Corporation - Class A (a)	13	469
Electronic Arts Inc. (a)	15	1,660
Emerald Expositions Events, Inc.	1	15
Entercom Communications Corp. - Class A	7	33
Eventbrite, Inc. - Class A (a) (b)	2	36
EverQuote, Inc. - Class A (a) (b)	1	19
EW Scripps Co. - Class A (b)	3	42
Facebook, Inc. - Class A (a)	126	25,811
Fox Corporation - Class A	18	681
Fox Corporation - Class B	9	326
Gannett Media Corp.	7	42
GCI Liberty, Inc. - Class A (a)	5	352
Globalstar, Inc. (a) (b)	35	18
Glu Mobile Inc. (a)	6	39
Gogo LLC (a) (b)	3	21
Gray Television, Inc. (a)	5	103
Hemisphere Media Group, Inc. - Class A (a)	1	16
IAC/InterActiveCorp (a)	4	1,013
iHeartMedia, Inc. - Class A (a) (b)	3	55
IMAX Corporation (a)	3	61
Interpublic Group of Cos. Inc.	20	463
Iridium Communications Inc. (a)	6	148
John Wiley & Sons Inc. - Class A	2	113
Liberty Braves Group - Class A (a)	—	15
Liberty Braves Group - Class C (a)	2	57
Liberty Broadband Corp. - Class C (a)	6	697
Liberty Global PLC - Class A (a)	8	191
Liberty Global PLC - Class C (a)	22	470
Liberty Latin America Ltd. - Class A (a)	2	46
Liberty Latin America Ltd. - Class C (a)	6	118
Liberty Media Corp. - Class C (a)	11	483
Liberty SiriusXM Group - Class A (a)	5	218
Liberty SiriusXM Group - Class C (a)	9	413
Liberty TripAdvisor Holdings Inc. - Class A (a)	4	29
Lions Gate Entertainment Corp. - Class A (a) (b)	3	34
Lions Gate Entertainment Corp. - Class B (a)	6	61
Live Nation Entertainment, Inc. (a)	8	549
Loral Spacecom Corporation (a)	1	21
Marcus Corp.	1	36
Match Group, Inc. (a) (b)	3	249
Meredith Corporation (b)	2	66
MSG Networks Inc. - Class A (a)	2	42
National CineMedia, Inc.	3	25
Netflix, Inc. (a)	23	7,409
New York Times Co. - Class A	8	247
News Corporation - Class A	20	282
Nexstar Media Group, Inc. - Class A	2	279
Omnicom Group Inc.	11	926
ORBCOMM Inc. (a)	4	18
Pinterest, Inc. - Class A (a)	8	148
QuinStreet, Inc. (a)	2	36
Roku Inc. - Class A (a)	4	600
Scholastic Corp.	2	63
Shenandoah Telecommunications Company	2	101
Sinclair Broadcast Group Inc. - Class A	3	113
Sirius XM Holdings Inc.	81	580
Snap Inc. - Class A (a)	38	616
Sprint Corporation (a) (b)	42	220
Take-Two Interactive Software Inc. (a)	6	715
TechTarget, Inc. (a)	1	34
TEGNA Inc.	11	186
Telephone & Data Systems Inc.	5	133
The Madison Square Garden Company - Class A (a)	1	234
T-Mobile USA, Inc. (a)	18	1,392
Tribune Publishing Company, LLC	1	13
TripAdvisor Inc.	6	168
Truecar, Inc. (a)	4	18
Twitter, Inc. (a)	39	1,235
US Cellular Corp. (a)	1	27
Verizon Communications Inc.	216	13,277
ViacomCBS Inc. - Class B	29	1,235
Vonage Holdings Corp. (a)	12	90
Walt Disney Co.	94	13,621
WideOpenWest, Inc. (a)	2	11
World Wrestling Entertainment, Inc. - Class A (b)	2	157
Yelp Inc. - Class A (a)	4	138
Zayo Group Holdings, Inc. (a)	12	423
Zillow Group, Inc. - Class C (a) (b)	7	300
Zynga Inc. - Class A (a)	44	266
Total Common Stocks (cost $136,360)		158,489
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	767	767
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	757	757
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	43	43
Total Short Term Investments (cost $1,567)		1,567
Total Investments 100.5% (cost $137,927)		160,056
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.5)%		(724)
Total Net Assets 100.0%		159,335

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	13	March 2020	911	3	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund *
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
Advance Auto Parts, Inc.	29	4,632
Amazon.com, Inc. (a)	171	315,415
Aptiv PLC	104	9,881
AutoZone, Inc. (a)	10	11,871
Best Buy Co., Inc.	98	8,563
Booking Holdings Inc. (a)	17	35,427
Burlington Stores Inc. (a)	27	6,127
Carmax Inc. (a)	67	5,912
Carnival Plc	171	8,676
Chipotle Mexican Grill Inc. (a)	11	8,932
D.R. Horton, Inc.	142	7,506
Darden Restaurants Inc.	50	5,429
Dollar General Corp.	105	16,300
Dollar Tree Inc. (a)	96	9,034
Domino's Pizza, Inc.	16	4,667
eBay Inc.	324	11,686
Expedia Group, Inc.	57	6,134
Ford Motor Company	1,593	14,813
Garmin Ltd.	54	5,291
General Motors Company	521	19,074
Genuine Parts Co.	59	6,292
Hasbro, Inc.	52	5,518
Hilton Grand Vacations Inc. (a)	35	1,213
Hilton Worldwide Holdings Inc.	111	12,279
Kontoor Brands, Inc. (b)	19	804
Las Vegas Sands Corp.	141	9,709
Lennar Corporation - Class A	115	6,436
LKQ Corporation (a)	125	4,457
Lowe`s Companies, Inc.	315	37,711
Lululemon Athletica Inc. (a)	45	10,396
Marriott International, Inc. - Class A	114	17,233
McDonald's Corporation	308	60,910
MercadoLibre S.R.L (a)	18	10,393
MGM Resorts International	201	6,684
NIKE, Inc. - Class B	508	51,471
Norwegian Cruise Line Holdings Ltd. (a)	88	5,132
NVR, Inc. (a)	1	5,358
O'Reilly Automotive, Inc. (a)	31	13,628
Ross Stores Inc.	148	17,261
Royal Caribbean Cruises Ltd.	72	9,635
Starbucks Corporation	486	42,708
Target Corporation	207	26,576
Tesla Inc. (a)	55	22,809
The Home Depot, Inc.	445	97,079
Tiffany & Co.	44	5,915
TJX Cos. Inc.	491	29,950
Tractor Supply Co.	48	4,531
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23	5,738
VF Corp.	137	13,700
Wynn Resorts Ltd.	39	5,482
Yum! Brands, Inc.	124	12,454
Other Securities		237,864
		1,312,696
Information Technology 0.0%
Other Securities		143
Total Common Stocks (cost $968,021)		1,312,839
RIGHTS 0.0%
Other Securities		1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	14,743	14,743
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	2,459	2,459
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	163	163
Total Short Term Investments (cost $17,365)		17,365
Total Investments 101.1% (cost $985,386)		1,330,205
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (1.1)%		(15,084)
Total Net Assets 100.0%		1,315,125

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	25	March 2020	3,121	4	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.3%
Information Technology 20.8%
Apple Inc.	244	71,711
Cisco Systems, Inc.	244	11,712
Intel Corporation	244	14,616
International Business Machines Corporation	244	32,733
Microsoft Corporation	244	38,511
Visa Inc. - Class A	244	45,886
		215,169
Industrials 18.9%
3M Company	245	43,083
Caterpillar Inc.	244	36,064
The Boeing Company	244	79,553
United Technologies Corporation	244	36,572
		195,272
Financials 14.9%
American Express Company	244	30,401
JPMorgan Chase & Co.	244	34,042
The Goldman Sachs Group, Inc.	244	56,150
The Travelers Companies, Inc.	244	33,444
		154,037
Health Care 13.4%
Johnson & Johnson	244	35,622
Merck & Co., Inc.	245	22,211
Pfizer Inc.	244	9,568
UnitedHealth Group Incorporated	244	71,792
		139,193
Consumer Discretionary 12.2%
McDonald's Corporation	245	48,258
NIKE, Inc. - Class B	244	24,741
The Home Depot, Inc.	244	53,330
		126,329
Consumer Staples 8.4%
Procter & Gamble Co.	244	30,501
The Coca-Cola Company	244	13,517
Walgreens Boots Alliance, Inc.	245	14,398
Walmart Inc.	244	29,022
		87,438
Communication Services 4.9%
Verizon Communications Inc.	244	14,994
Walt Disney Co.	244	35,320
		50,314
Energy 4.5%
Chevron Corporation	245	29,429
Exxon Mobil Corporation	244	17,041
		46,470
Materials 1.3%
Dow Holdings Inc.	245	13,365
Total Common Stocks (cost $681,399)		1,027,587
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (a) (b)	6,884	6,884
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (c) (d)	322	321
Total Short Term Investments (cost $7,205)		7,205
Total Investments 100.0% (cost $688,604)		1,034,792
Other Derivative Instruments 0.0%		19
Other Assets and Liabilities, Net (0.0)%		(60)
Total Net Assets 100.0%		1,034,751

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	55	March 2020	7,776	19	63

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund *
COMMON STOCKS 99.6%
Energy 99.6%
Antero Midstream Corporation (a)	192	1,457
Apache Corporation	310	7,942
Apergy Corporation (b)	64	2,179
Baker Hughes Co. - Class A	521	13,361
Cabot Oil & Gas Corp.	344	5,985
Callon Petroleum Company (a) (b)	328	1,583
Cheniere Energy, Inc. (b)	192	11,697
Chevron Corporation	1,573	189,581
Cimarex Energy Co.	84	4,383
CNX Resources Corporation (b)	165	1,464
Concho Resources Inc.	166	14,529
ConocoPhillips	920	59,841
CONSOL Mining Corporation (b)	23	341
Continental Resources Inc.	78	2,687
Delek US Holdings, Inc.	63	2,112
Devon Energy Corporation	336	8,727
Diamondback Energy, Inc.	127	11,836
Enlink Midstream, LLC	223	1,368
EOG Resources, Inc.	481	40,302
EQT Corporation	212	2,314
Equitrans Midstream Corp. (a)	180	2,406
Exxon Mobil Corporation	3,506	244,654
Halliburton Company	723	17,688
Helmerich & Payne Inc.	91	4,112
Hess Corporation	226	15,091
HollyFrontier Corp.	130	6,594
Kinder Morgan, Inc.	1,689	35,762
Marathon Oil Corporation	669	9,092
Marathon Petroleum Corporation	546	32,888
Matador Resources Co. (a) (b)	93	1,679
Murphy Oil Corporation (a)	129	3,453
National Oilwell Varco, Inc.	319	7,986
Noble Energy, Inc.	395	9,811
Occidental Petroleum Corporation	742	30,567
ONEOK Inc.	342	25,917
Parsley Energy Inc. - Class A	231	4,374
Patterson-UTI Energy Inc.	170	1,784
PBF Energy Inc. - Class A	94	2,936
Phillips 66	372	41,429
Pioneer Natural Resources Co.	139	20,988
Plains GP Holdings, L.P. - Class A (b)	143	2,707
Schlumberger Ltd.	1,147	46,090
Tallgrass Energy, LP - Class A (a)	132	2,920
Targa Resources Corp.	192	7,832
TechnipFMC PLC	353	7,566
Texas Pacific Land Trust	5	3,951
The Williams Companies, Inc.	1,002	23,761
Transocean Ltd. (a) (b)	432	2,969
Valero Energy Corporation	344	32,180
Viper Energy Partners LP	50	1,224
World Fuel Services Corp.	55	2,388
WPX Energy, Inc. (b)	347	4,772
Other Securities		43,214
Total Common Stocks (cost $1,329,855)		1,084,474
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	14,302	14,302
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	3,526	3,526
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	352	351
Total Short Term Investments (cost $18,179)		18,179
Total Investments 101.3% (cost $1,348,034)		1,102,653
Other Derivative Instruments 0.0%		39
Other Assets and Liabilities, Net (1.3)%		(13,757)
Total Net Assets 100.0%		1,088,935

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	86	March 2020	5,254	39	103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund *
COMMON STOCKS 99.6%
Financials 98.6%
AFLAC Incorporated	234	12,360
American Express Company	223	27,740
American International Group, Inc.	275	14,095
Ameriprise Financial, Inc.	41	6,868
Aon PLC - Class A	74	15,509
Arch Capital Group Ltd. (a)	128	5,507
Arthur J Gallagher & Co.	59	5,626
Bank of America Corporation	2,796	98,475
Berkshire Hathaway Inc. - Class B (a)	416	94,317
BlackRock, Inc.	37	18,405
Blackstone Group Inc/The	209	11,675
Brighthouse Financial, Inc. (a)	35	1,384
Capital One Financial Corporation	149	15,281
Chubb Limited	144	22,410
Cincinnati Financial Corporation	49	5,183
Citigroup Inc.	714	57,052
Citizens Financial Group Inc.	142	5,771
CME Group Inc.	113	22,706
Discover Financial Services	101	8,527
Fifth Third Bancorp	229	7,038
First Republic Bank	53	6,210
Intercontinental Exchange, Inc.	177	16,377
JPMorgan Chase & Co.	1,011	140,944
KeyCorp	317	6,409
M&T Bank Corporation	40	6,790
Markel Corporation (a)	4	5,015
Marsh & McLennan Companies, Inc.	160	17,813
MetLife, Inc.	251	12,805
Moody's Corp.	54	12,759
Morgan Stanley	392	20,014
MSCI Inc.	27	6,922
Northern Trust Corp.	64	6,837
Progressive Corp.	185	13,402
Prudential Financial Inc.	127	11,892
Regions Financial Corporation	317	5,441
S&P Global Inc.	78	21,243
State Street Corporation	118	9,350
Synchrony Financial	188	6,774
T. Rowe Price Group, Inc.	74	9,068
The Allstate Corporation	104	11,680
The Bank of New York Mellon Corporation (b)	268	13,478
The Charles Schwab Corporation	372	17,670
The Goldman Sachs Group, Inc.	102	23,506
The Hartford Financial Services Group, Inc.	114	6,956
The PNC Financial Services Group, Inc.	141	22,452
The Travelers Companies, Inc.	82	11,251
Truist Financial Corporation	424	23,861
U.S. Bancorp	473	28,045
Wells Fargo & Company	1,323	71,196
Willis Towers Watson Public Limited Company	41	8,265
Other Securities		305,139
		1,335,493
Real Estate 1.0%
Other Securities		13,929
Total Common Stocks (cost $1,017,119)		1,349,422
RIGHTS 0.0%
Other Securities		3
Total Rights (cost $1)		3
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	6,776	6,776
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	3,673	3,673
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	282	281
Total Short Term Investments (cost $10,730)		10,730
Total Investments 100.4% (cost $1,027,850)		1,360,155
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net (0.4)%		(5,521)
Total Net Assets 100.0%		1,354,652

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	16,346	497	4,152	363	496	291	13,478	1.0%

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	61	March 2020	5,763	18	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund *
COMMON STOCKS 99.8%
Health Care 99.8%
Abbott Laboratories	1,322	114,866
AbbVie Inc.	1,106	97,941
Agilent Technologies, Inc.	233	19,839
Alexion Pharmaceuticals, Inc. (a)	169	18,236
Align Technology, Inc. (a)	57	15,820
Allergan Public Limited Company	246	47,050
Amgen Inc.	449	108,312
Anthem, Inc.	191	57,787
Baxter International Inc.	364	30,445
Becton, Dickinson and Company	203	55,074
Biogen Inc. (a)	138	40,920
Boston Scientific Corporation (a)	1,044	47,216
Bristol-Myers Squibb Company	1,754	112,604
Centene Corporation (a)	310	19,517
Cerner Corp.	239	17,560
Cigna Holding Company	282	57,751
Cooper Cos. Inc.	37	11,838
CVS Health Corporation	975	72,432
Danaher Corporation	468	71,847
DexCom Inc. (a)	69	14,986
Edwards Lifesciences Corporation (a)	155	36,268
Elanco Animal Health (a)	267	7,859
Eli Lilly & Co.	650	85,434
Gilead Sciences, Inc.	947	61,553
HCA Healthcare, Inc.	204	30,160
Humana Inc.	101	37,173
IDEXX Laboratories, Inc. (a)	65	16,872
Illumina, Inc. (a)	110	36,454
Incyte Corporation (a)	137	11,979
Intuitive Surgical, Inc. (a)	86	51,026
IQVIA Inc. (a)	125	19,323
Johnson & Johnson	1,975	288,128
Laboratory Corporation of America Holdings (a)	73	12,421
McKesson Corporation	139	19,225
Medtronic Public Limited Company	1,004	113,890
Merck & Co., Inc.	1,916	174,265
Mettler-Toledo International Inc. (a)	18	14,663
Pfizer Inc.	4,139	162,168
Regeneron Pharmaceuticals, Inc. (a)	61	22,806
ResMed Inc.	108	16,710
Stryker Corporation	253	53,023
Teleflex Incorporated	35	13,082
Thermo Fisher Scientific Inc.	300	97,339
UnitedHealth Group Incorporated	709	208,499
Veeva Systems Inc. - Class A (a)	98	13,725
Vertex Pharmaceuticals Incorporated (a)	192	42,125
Waters Corp. (a)	50	11,733
WellCare Health Plans, Inc. (a)	38	12,440
Zimmer Biomet Holdings, Inc.	154	23,065
Zoetis Inc. - Class A	357	47,315
Other Securities		573,677
		3,346,441
Information Technology 0.0%
Other Securities		231
Total Common Stocks (cost $2,392,724)		3,346,672
RIGHTS 0.0%
Other Securities		41
Total Rights (cost $0)		41
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	25,291	25,291
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	3,613	3,613
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	351	350
Total Short Term Investments (cost $29,254)		29,254
Total Investments 100.7% (cost $2,421,978)		3,375,967
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net (0.7)%		(24,756)
Total Net Assets 100.0%		3,351,229

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	65	March 2020	6,712	18	(6)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund *
COMMON STOCKS 99.9%
Information Technology 99.1%
Accenture Public Limited Company - Class A	310	65,321
Adobe Inc. (a)	237	78,041
Advanced Micro Devices, Inc. (a)	501	22,978
Amphenol Corporation - Class A	146	15,821
Analog Devices, Inc.	180	21,356
ANSYS, Inc. (a)	41	10,517
Apple Inc.	2,199	645,856
Applied Materials, Inc.	452	27,586
Autodesk, Inc. (a)	107	19,554
Automatic Data Processing, Inc.	212	36,171
Broadcom Inc.	194	61,185
Cadence Design Systems Inc. (a)	138	9,576
CDW Corp.	71	10,130
Cisco Systems, Inc.	2,086	100,037
Cognizant Technology Solutions Corp. - Class A	271	16,796
Corning Incorporated	380	11,060
Fidelity National Information Services, Inc.	299	41,590
Fiserv, Inc. (a)	281	32,511
FleetCor Technologies Inc. (a)	42	12,100
Global Payments Inc.	146	26,731
Hewlett Packard Enterprise Company	623	9,879
HP Inc.	721	14,818
Intel Corporation	2,158	129,151
International Business Machines Corporation	432	57,866
Intuit Inc.	126	33,106
Keysight Technologies, Inc. (a)	91	9,344
KLA-Tencor Corp.	77	13,668
Lam Research Corp.	70	20,401
MasterCard Incorporated - Class A	440	131,302
Microchip Technology Incorporated (b)	117	12,249
Micron Technology, Inc. (a)	539	29,011
Microsoft Corporation	3,530	556,732
Motorola Solutions Inc.	80	12,959
NVIDIA Corporation	282	66,282
Oracle Corporation	1,139	60,332
Palo Alto Networks, Inc. (a)	46	10,733
Paychex Inc.	157	13,350
Paypal Holdings, Inc. (a)	544	58,873
Qualcomm Incorporated	592	52,233
Salesforce.Com, Inc. (a)	406	65,962
ServiceNow, Inc. (a)	91	25,645
Skyworks Solutions, Inc.	83	10,015
Splunk Inc. (a)	74	11,050
Square, Inc. - Class A (a)	166	10,375
Synopsys Inc. (a)	73	10,166
TE Connectivity Ltd.	163	15,659
Texas Instruments Incorporated	455	58,417
Visa Inc. - Class A	841	158,031
Workday, Inc. - Class A (a)	80	13,076
Xilinx, Inc.	123	12,016
Other Securities		506,153
		3,453,771
Communication Services 0.8%
VeriSign, Inc. (a)	52	9,939
Other Securities		16,552
		26,491
Industrials 0.0%
Other Securities		1,349
Financials 0.0%
Other Securities		106
Total Common Stocks (cost $1,954,914)		3,481,717
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	8,081	8,081
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	3,197	3,197
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	341	340
Total Short Term Investments (cost $11,618)		11,618
Total Investments 100.2% (cost $1,966,532)		3,493,335
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (0.2)%		(6,305)
Total Net Assets 100.0%		3,487,041

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	51	March 2020	4,656	11	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI World Index Fund *
COMMON STOCKS 97.9%
United States of America 60.4%
Abbott Laboratories	14	1,247
Adobe Inc. (a)	4	1,309
Alphabet Inc. - Class A (a)	2	3,269
Alphabet Inc. - Class C (a)	3	3,407
Amazon.com, Inc. (a)	3	6,327
Amgen Inc.	5	1,179
Apple Inc.	37	10,820
AT&T Inc.	59	2,324
Baker Hughes Co. - Class A	5	127
Bank of America Corporation	72	2,539
Berkshire Hathaway Inc. - Class B (a)	11	2,425
Bristol-Myers Squibb Company	19	1,223
Chevron Corporation	16	1,870
Cisco Systems, Inc.	35	1,672
Citigroup Inc.	18	1,471
Comcast Corporation - Class A	37	1,659
Exxon Mobil Corporation	34	2,406
Facebook, Inc. - Class A (a)	20	4,020
General Electric Company	71	791
Intel Corporation	36	2,161
Johnson & Johnson	22	3,138
JPMorgan Chase & Co.	26	3,634
MasterCard Incorporated - Class A	7	2,197
McDonald's Corporation	6	1,228
Merck & Co., Inc.	21	1,907
Microsoft Corporation	59	9,325
Netflix, Inc. (a)	4	1,151
NVIDIA Corporation	5	1,107
PepsiCo, Inc.	11	1,560
Pfizer Inc.	45	1,772
Procter & Gamble Co.	20	2,553
Salesforce.Com, Inc. (a)	7	1,100
Synchrony Financial	5	180
The Bank of New York Mellon Corporation (b)	7	354
The Boeing Company	4	1,418
The Coca-Cola Company	33	1,827
The Home Depot, Inc.	9	1,957
UnitedHealth Group Incorporated	8	2,276
Verizon Communications Inc.	34	2,069
Visa Inc. - Class A	14	2,645
Walmart Inc.	12	1,387
Walt Disney Co.	15	2,120
Wells Fargo & Company	34	1,836
Other Securities		123,048
		224,035
Japan 8.0%
Chugai Pharmaceutical Co. Ltd.	2	166
Hino Motors Ltd.	2	25
Toyota Motor Corp.	19	1,311
Other Securities		28,163
		29,665
United Kingdom 5.5%
HSBC Holdings PLC	165	1,293
Prudential Public Limited Company (b)	21	401
Unilever NV	12	687
Unilever PLC	9	525
Other Securities		17,453
		20,359
France 3.4%
Other Securities		12,707
Canada 3.3%
Imperial Oil Ltd.	2	58
Other Securities		12,322
		12,380
Switzerland 3.2%
Alcon AG (a)	3	189
Nestle SA	24	2,627
Novartis AG	17	1,658
Roche Holding AG	6	1,856
Other Securities		5,634
		11,964
Germany 2.6%
SAP SE	8	1,084
Other Securities		8,624
		9,708
Australia 2.3%
Other Securities		8,671
Netherlands 1.9%
Royal Dutch Shell PLC - Class A	35	1,036
Royal Dutch Shell PLC - Class B	30	906
Other Securities		5,154
		7,096
Ireland 1.1%
Accenture Public Limited Company - Class A	5	1,092
Medtronic Public Limited Company	11	1,238
Other Securities		1,826
		4,156
Hong Kong 1.1%
Hang Seng Bank Ltd.	6	130
Other Securities		3,861
		3,991
Spain 0.9%
Other Securities		3,435
Sweden 0.9%
Other Securities		3,208
Italy 0.7%
Other Securities		2,564
Denmark 0.6%
Other Securities		2,222
Singapore 0.4%
Other Securities		1,625
Belgium 0.3%
Other Securities		1,207
Finland 0.3%
Other Securities		1,141
Norway 0.2%
Other Securities		772
Israel 0.2%
Other Securities		666
New Zealand 0.1%
Other Securities		344
Austria 0.1%
Other Securities		270
Bermuda 0.1%
Other Securities		215
Luxembourg 0.1%
Other Securities		214
Argentina 0.1%
Other Securities		206
Portugal 0.1%
Other Securities		199
Macau 0.0%
Other Securities		141
China 0.0%
Other Securities		51
United Arab Emirates 0.0%
Other Securities		17
Total Common Stocks (cost $306,547)		363,229
PREFERRED STOCKS 0.2%
Germany 0.2%
Other Securities		669
Switzerland 0.0%
Other Securities		155
Total Preferred Stocks (cost $780)		824

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
Other Securities		6
Total Rights (cost $6)		6
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	5,804	5,804
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	516	516
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	349	348
Total Short Term Investments (cost $6,668)		6,668
Total Investments 99.9% (cost $314,001)		370,727
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net 0.1%		230
Total Net Assets 100.0%		370,977

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	23	23	—
TUI AG	09/21/17	69	50	—
		92	73	—

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	401	—	67	9	(11)	31	354	0.1%
Prudential Public Limited Company	395	—	91	14	(5)	102	401	0.1%
	796	—	158	23	(16)	133	755	0.2%

JNL/Mellon MSCI World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	21	March 2020	EUR	784	—	(1)
FTSE 100 Index	6	March 2020	GBP	448	(3)	2
S&P 500 Index	25	March 2020		3,998	10	41
S&P/ASX 200 Index	3	March 2020	AUD	509	(7)	(10)
S&P/TSX 60 Index	2	March 2020	CAD	405	(1)	—
Topix Index	5	March 2020	JPY	85,890	—	2
					(1)	34

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	03/18/20	AUD	331	232	7
CAD/USD	MSC	03/18/20	CAD	361	278	5
EUR/USD	BOA	03/18/20	EUR	38	42	—
EUR/USD	RBC	03/18/20	EUR	1,082	1,220	13
GBP/USD	RBC	03/18/20	GBP	403	535	2
JPY/USD	BMO	03/18/20	JPY	67,562	625	(2)
USD/EUR	BCL	03/18/20	EUR	(37)	(42)	—
USD/EUR	CIT	03/18/20	EUR	(260)	(292)	(3)
USD/EUR	RBC	03/18/20	EUR	(74)	(84)	—
USD/EUR	SGA	03/18/20	EUR	(112)	(126)	(1)
USD/GBP	JPM	03/18/20	GBP	(75)	(100)	—
					2,288	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 98.1%
Information Technology 46.5%
Adobe Inc. (a)	183	60,471
Advanced Micro Devices, Inc. (a)	422	19,338
Analog Devices, Inc.	139	16,572
ANSYS, Inc. (a)	32	8,201
Apple Inc.	1,320	387,747
Applied Materials, Inc.	350	21,352
ASML Holding - ADR	28	8,294
Autodesk, Inc. (a)	83	15,252
Automatic Data Processing, Inc.	164	27,939
Broadcom Inc.	150	47,479
Cadence Design Systems Inc. (a)	106	7,364
CDW Corp.	54	7,766
Check Point Software Technologies Ltd (a)	58	6,391
Cisco Systems, Inc.	1,607	77,065
Citrix Systems Inc.	47	5,253
Cognizant Technology Solutions Corp. - Class A	207	12,856
Fiserv, Inc. (a)	257	29,773
Intel Corporation	1,648	98,615
Intuit Inc.	99	25,820
KLA-Tencor Corp.	60	10,642
Lam Research Corp.	55	16,062
Maxim Integrated Products, Inc.	102	6,297
Microchip Technology Incorporated	90	9,472
Micron Technology, Inc. (a)	419	22,545
Microsoft Corporation	2,267	357,537
NetApp, Inc.	89	5,511
NetEase, Inc. - ADR	28	8,466
NVIDIA Corporation	232	54,542
NXP Semiconductors N.V.	106	13,467
Paychex Inc.	135	11,525
Paypal Holdings, Inc. (a)	445	48,106
Qualcomm Incorporated	435	38,408
Skyworks Solutions, Inc.	64	7,793
Splunk Inc. (a)	57	8,578
Synopsys Inc. (a)	57	7,916
Texas Instruments Incorporated	354	45,420
Western Digital Corporation	112	7,142
Workday, Inc. - Class A (a)	62	10,208
Xilinx, Inc.	95	9,305
		1,582,490
Communication Services 20.5%
Activision Blizzard, Inc.	291	17,284
Alphabet Inc. - Class A (a)	102	136,732
Alphabet Inc. - Class C (a)	102	136,666
Baidu, Inc. - Class A - ADR (a)	105	13,231
Charter Communications, Inc. - Class A (a)	81	39,459
Comcast Corporation - Class A	1,720	77,328
Electronic Arts Inc. (a)	111	11,883
Facebook, Inc. - Class A (a)	716	146,951
Fox Corporation - Class A	134	4,970
Fox Corporation - Class B	94	3,406
Liberty Global PLC - Class A (a)	71	1,606
Liberty Global PLC - Class C (a)	163	3,552
Netflix, Inc. (a)	166	53,709
Sirius XM Holdings Inc. (b)	1,675	11,973
Take-Two Interactive Software Inc. (a)	43	5,249
T-Mobile USA, Inc. (a)	324	25,408
VeriSign, Inc. (a)	44	8,561
		697,968
Consumer Discretionary 14.4%
Amazon.com, Inc. (a)	147	272,338
Booking Holdings Inc. (a)	16	32,556
Dollar Tree Inc. (a)	90	8,423
eBay Inc.	308	11,120
Expedia Group, Inc.	53	5,701
JD.com, Inc. - Class A - ADR (a)	351	12,362
Lululemon Athletica Inc. (a)	47	10,798
Marriott International, Inc. - Class A	124	18,746
MercadoLibre S.R.L (a)	19	10,762
O'Reilly Automotive, Inc. (a)	29	12,553
Ross Stores Inc.	137	15,945
Starbucks Corporation	447	39,325
Tesla Inc. (a)	68	28,554
Trip.Com Group Limited - ADR (a)	198	6,637
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	22	5,635
		491,455
Health Care 7.1%
Alexion Pharmaceuticals, Inc. (a)	84	9,058
Align Technology, Inc. (a)	30	8,322
Amgen Inc.	225	54,253
Biogen Inc. (a)	68	20,274
BioMarin Pharmaceutical Inc. (a)	68	5,745
Cerner Corp.	116	8,499
Gilead Sciences, Inc.	479	31,134
IDEXX Laboratories, Inc. (a)	32	8,477
Illumina, Inc. (a)	56	18,465
Incyte Corporation (a)	81	7,117
Intuitive Surgical, Inc. (a)	44	25,873
Regeneron Pharmaceuticals, Inc. (a)	41	15,346
Seattle Genetics Inc. (a)	65	7,410
Vertex Pharmaceuticals Incorporated (a)	97	21,320
		241,293
Consumer Staples 5.8%
Costco Wholesale Corporation	167	49,180
Kraft Heinz Foods Company	462	14,855
Mondelez International, Inc. - Class A	545	30,034
Monster Beverage 1990 Corporation (a)	204	12,936
PepsiCo, Inc.	528	72,185
Walgreens Boots Alliance, Inc.	338	19,926
		199,116
Industrials 2.6%
American Airlines Group Inc.	162	4,643
Cintas Corp.	39	10,541
Copart Inc. (a)	88	8,000
CoStar Group, Inc. (a)	14	8,295
CSX Corp.	296	21,436
Fastenal Co.	217	8,020
PACCAR Inc.	131	10,356
United Airlines Holdings, Inc. (a)	94	8,313
Verisk Analytics, Inc.	62	9,262
		88,866
Utilities 0.9%
Exelon Corporation	368	16,780
Xcel Energy Inc.	203	12,889
		29,669
Financials 0.3%
Willis Towers Watson Public Limited Company (b)	49	9,827
Total Common Stocks (cost $2,150,157)		3,340,684
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	61,640	61,640
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	10,796	10,796
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	3,153	3,144
Total Short Term Investments (cost $75,580)		75,580
Total Investments 100.3% (cost $2,225,737)		3,416,264
Other Derivative Instruments 0.0%		135
Other Assets and Liabilities, Net (0.3)%		(10,900)
Total Net Assets 100.0%		3,405,499

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	382	March 2020	65,843	135	1,024

Short Term Investments in Affiliates

Certain Funds invested in a money market fund managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to JNL Variable Fund LLC (the “Funds”) and its affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the investment Adviser and Administrator for the JNL Government Money Market Fund. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the year ended December 31, 2019. The following table details the investments held during the year ended December 31, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Communication Services Sector Fund	558	50,550	50,351	17	757	0.5
JNL/Mellon Consumer Discretionary Sector Fund	—	105,340	102,881	40	2,459	0.2
JNL/Mellon Dow Index Fund	11,232	149,106	153,454	252	6,884	0.7
JNL/Mellon Energy Sector Fund	6,558	109,702	112,734	35	3,526	0.3
JNL/Mellon Financial Sector Fund	1,189	149,846	147,362	59	3,673	0.3
JNL/Mellon Healthcare Sector Fund	21,476	262,629	280,492	82	3,613	0.1
JNL/Mellon Information Technology Sector Fund	11,227	300,681	308,711	208	3,197	0.1
JNL/Mellon MSCI World Index Fund	3,632	41,302	39,130	69	5,804	1.6
JNL/Mellon Nasdaq 100 Index Fund	29,299	366,766	334,425	709	61,640	1.8

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. or State Street Bank and Trust Company in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Funds receive income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the year ended December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 20.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	NASDAQ - National Association of Securities Dealers Automated Quotations
ADR - American Depositary Receipt	S&P - Standard & Poor's
ASX - Australian Stock Exchange	SDR - Swedish Depositary Receipt
FDR - Fiduciary Depositary Receipt	TSX - Toronto Stock Exchange
FTSE - Financial Times and the London Stock Exchange	U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	JPM - JPMorgan Chase Bank, N.A.
BMO - BMO Capital Markets Corp.	MSC - Morgan Stanley & Co., Incorporated
BOA - Bank of America	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
HSB - HSBC Securities Inc.	SGA - SG Americas Securities LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2019. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Information Technology Sector Fund
Assets
Investments - unaffiliated, at value	$158,532	$1,313,003	$1,027,908	$1,084,825	$1,336,228	$3,347,063	$3,482,057
Investments - affiliated, at value	1,524	17,202	6,884	17,828	23,927	28,904	11,278
Variation margin on futures/futures options contracts	3	5	19	39	18	23	19
Cash	23	130	150	431	131	261	374
Receivable from:
Investment securities sold	22	—	—	—	—	—	—
Fund shares sold	41	373	274	328	822	810	3,832
Dividends and interest	99	517	563	1,239	1,807	2,480	809
Adviser	—	—	—	—	—	1	1
Total assets	160,244	1,331,230	1,035,798	1,104,690	1,362,933	3,379,542	3,498,370
Liabilities
Variation margin on futures/futures options contracts	—	1	—	—	—	5	8
Payable for:
Investment securities purchased	—	—	—	—	—	—	191
Return of securities loaned	767	14,743	—	14,302	6,776	25,291	8,081
Fund shares redeemed	71	819	601	968	942	1,649	1,676
Advisory fees	28	197	158	162	204	486	498
Administrative fees	20	165	130	134	171	417	426
12b-1 fees (Class A)	10	86	68	71	89	221	228
Board of managers fees	7	37	46	67	41	102	82
Chief compliance officer fees	—	1	1	1	1	3	2
Other expenses	6	56	43	50	57	139	137
Total liabilities	909	16,105	1,047	15,755	8,281	28,313	11,329
Net assets	$159,335	$1,315,125	$1,034,751	$1,088,935	$1,354,652	$3,351,229	$3,487,041
Net assets consist of:
Paid-in capital(a)	$137,201	$970,257	$688,500	$1,334,213	$1,022,329	$2,397,246	$1,960,183
Total distributable earnings (loss)(a)	22,134	344,868	346,251	(245,278)	332,323	953,983	1,526,858
Net assets	$159,335	$1,315,125	$1,034,751	$1,088,935	$1,354,652	$3,351,229	$3,487,041
Net assets - Class A	$157,958	$1,309,949	$1,028,406	$1,084,341	$1,348,714	$3,336,754	$3,463,885
Shares outstanding - Class A	10,934	51,500	31,116	49,555	89,344	104,750	156,465
Net asset value per share - Class A	$14.45	$25.44	$33.05	$21.88	$15.10	$31.85	$22.14
Net assets - Class I	$1,377	$5,176	$6,345	$4,594	$5,938	$14,475	$23,156
Shares outstanding - Class I	102	199	190	206	391	450	1,021
Net asset value per share - Class I	$13.49	$26.03	$33.32	$22.34	$15.20	$32.14	$22.69
Investments - unaffiliated, at cost	$136,403	$968,184	$681,720	$1,330,206	$1,004,974	$2,393,074	$1,955,254
Investments - affiliated, at cost	1,524	17,202	6,884	17,828	22,876	28,904	11,278
Securities on loan included in
investments - unaffiliated, at value	1,497	22,161	—	19,575	10,046	43,549	19,790

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Mellon MSCI World Index Fund	JNL/Mellon Nasdaq 100 Index Fund
Assets
Investments - unaffiliated, at value	$363,652	$3,343,828
Investments - affiliated, at value	7,075	72,436
Forward foreign currency contracts	27	—
Variation margin on futures/futures options contracts	10	141
Cash	146	762
Foreign currency	374	—
Receivable from:
Fund shares sold	52	1,331
Dividends and interest	575	1,361
Adviser	—	1
Total assets	371,911	3,419,860
Liabilities
Forward foreign currency contracts	6	—
Variation margin on futures/futures options contracts	11	6
Payable for:
Return of securities loaned	516	10,796
Fund shares redeemed	195	2,031
Advisory fees	60	488
Administrative fees	47	418
12b-1 fees (Class A)	24	223
Board of managers fees	40	75
Chief compliance officer fees	—	2
Other expenses	35	322
Total liabilities	934	14,361
Net assets	$370,977	$3,405,499
Net assets consist of:
Paid-in capital(a)	$306,519	$2,213,948
Total distributable earnings (loss)(a)	64,458	1,191,551
Net assets	$370,977	$3,405,499
Net assets - Class A	$368,151	$3,378,320
Shares outstanding - Class A	13,393	108,301
Net asset value per share - Class A	$27.49	$31.19
Net assets - Class I	$2,826	$27,179
Shares outstanding - Class I	102	1,322
Net asset value per share - Class I	$27.60	$20.56
Investments - unaffiliated, at cost	$306,893	$2,153,301
Investments - affiliated, at cost	7,108	72,436
Foreign currency cost	369	—
Securities on loan included in
investments - unaffiliated, at value	2,856	10,599

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Information Technology Sector Fund
Investment income
Dividends (a)	$1,557	$16,712	$22,675	$41,076	$31,313	$49,062	$39,810
Foreign taxes withheld	—	(1)	—	(1)	(5)	—	—
Interest	1	4	14	7	7	9	15
Securities lending (a)	28	259	—	214	48	959	149
Total investment income	1,586	16,974	22,689	41,296	31,363	50,030	39,974

Expenses
Advisory fees	311	2,291	1,720	2,063	2,298	5,484	5,201
Administrative fees	222	1,916	1,411	1,715	1,922	4,714	4,473
12b-1 fees (Class A)	440	3,819	2,811	3,419	3,829	9,463	8,938
Licensing fees paid to third parties	12	104	163	93	104	257	243
Legal fees	1	6	4	5	6	15	14
Board of managers fees	3	28	22	24	29	71	72
Chief compliance officer fees	—	2	2	2	2	5	5
Other expenses	4	23	11	22	20	41	43
Total expenses	993	8,189	6,144	7,343	8,210	20,050	18,989
Expense waiver	(1)	(2)	(2)	(2)	(3)	(5)	(7)
Net expenses	992	8,187	6,142	7,341	8,207	20,045	18,982
Net investment income (loss)	594	8,787	16,547	33,955	23,156	29,985	20,992

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,330	53,633	3,786	(53,594)	53,213	103,573	123,017
Investments - affiliated	—	—	—	—	496	—	—
Futures/futures options contracts	100	520	2,747	42	1,482	2,830	4,053
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	30,124	232,001	176,487	112,635	264,005	478,810	990,954
Investments - affiliated	—	—	—	—	291	—	—
Futures/futures options contracts	17	56	348	198	75	(384)	337
Net realized and unrealized gain (loss)	31,571	286,210	183,368	59,281	319,562	584,829	1,118,361
Change in net assets from operations	$32,165	$294,997	$199,915	$93,236	$342,718	$614,814	$1,139,353
(a) Affiliated income	$45	$299	$252	$249	$470	$1,041	$357

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon MSCI World Index Fund	JNL/Mellon Nasdaq 100 Index Fund
Investment income
Dividends (a)	$8,675	$32,299
Foreign taxes withheld	(234)	(34)
Interest	4	45
Securities lending (a)	57	186
Total investment income	8,502	32,496

Expenses
Advisory fees	667	5,128
Administrative fees	518	4,412
12b-1 fees (Class A)	1,030	8,794
Licensing fees paid to third parties	69	1,174
Legal fees	2	14
Board of managers fees	8	70
Chief compliance officer fees	1	5
Other expenses	4	36
Total expenses	2,299	19,633
Expense waiver	(1)	(9)
Net expenses	2,298	19,624
Net investment income (loss)	6,204	12,872

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,102	118,707
Investments - affiliated	(16)	—
Foreign currency	(15)	—
Forward foreign currency contracts	(42)	—
Futures/futures options contracts	992	10,533
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	73,565	797,953
Investments - affiliated	133	—
Foreign currency	8	—
Forward foreign currency contracts	15	—
Futures/futures options contracts	99	(300)
Net realized and unrealized gain (loss)	75,841	926,893
Change in net assets from operations	$82,045	$939,765
(a) Affiliated income	$149	$895

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Information Technology Sector Fund
Operations
Net investment income (loss)	$594	$8,787	$16,547	$33,955	$23,156	$29,985	$20,992
Net realized gain (loss)	1,430	54,153	6,533	(53,552)	55,191	106,403	127,070
Net change in unrealized appreciation
(depreciation)	30,141	232,057	176,835	112,833	264,371	478,426	991,291
Change in net assets from operations	32,165	294,997	199,915	93,236	342,718	614,814	1,139,353
Share transactions[1]
Proceeds from the sale of shares
Class A	82,678	217,682	298,663	202,506	190,414	419,582	664,011
Class I	1,080	2,866	5,500	3,120	1,939	7,474	13,194
Cost of shares redeemed
Class A	(67,865)	(330,926)	(253,335)	(294,569)	(359,785)	(759,028)	(732,309)
Class I	(275)	(1,283)	(1,208)	(1,189)	(1,440)	(2,777)	(3,924)
Change in net assets from
share transactions	15,618	(111,661)	49,620	(90,132)	(168,872)	(334,749)	(59,028)
Change in net assets	47,783	183,336	249,535	3,104	173,846	280,065	1,080,325
Net assets beginning of year	111,552	1,131,789	785,216	1,085,831	1,180,806	3,071,164	2,406,716
Net assets end of year	$159,335	$1,315,125	$1,034,751	$1,088,935	$1,354,652	$3,351,229	$3,487,041

[1]Share transactions
Shares sold
Class A	6,339	9,314	9,963	9,253	14,202	14,843	35,396
Class I	87	121	183	140	144	262	676
Shares redeemed
Class A	(5,130)	(14,130)	(8,380)	(13,487)	(26,966)	(26,856)	(39,207)
Class I	(22)	(54)	(40)	(54)	(107)	(99)	(200)
Change in shares
Class A	1,209	(4,816)	1,583	(4,234)	(12,764)	(12,013)	(3,811)
Class I	65	67	143	86	37	163	476
Purchases and sales of long term
investments
Purchase of securities	$95,234	$49,535	$91,633	$92,557	$50,269	$143,395	$204,547
Proceeds from sales of securities	$79,137	$152,462	$17,899	$154,783	$196,776	$442,282	$236,877

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon MSCI World Index Fund	JNL/Mellon Nasdaq 100 Index Fund
Operations
Net investment income (loss)	$6,204	$12,872
Net realized gain (loss)	2,021	129,240
Net change in unrealized appreciation
(depreciation)	73,820	797,653
Change in net assets from operations	82,045	939,765
Distributions to shareholders
From distributable earnings
Class A	(8,180)	—
Class I	(70)	—
Total distributions to shareholders	(8,250)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	56,868	726,752
Class I	2,049	23,259
Reinvestment of distributions
Class A	8,180	—
Class I	70	—
Cost of shares redeemed
Class A	(75,667)	(724,618)
Class I	(1,251)	(13,195)
Change in net assets from
share transactions	(9,751)	12,198
Change in net assets	64,044	951,963
Net assets beginning of year	306,933	2,453,536
Net assets end of year	$370,977	$3,405,499

[1]Share transactions
Shares sold
Class A	2,249	26,850
Class I	81	1,312
Reinvestment of distributions
Class A	315	—
Class I	3	—
Shares redeemed
Class A	(2,981)	(27,039)
Class I	(50)	(746)
Change in shares
Class A	(417)	(189)
Class I	34	566
Purchases and sales of long term
investments
Purchase of securities	$12,235	$304,656
Proceeds from sales of securities	$25,894	$301,377

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon Consumer Discretionary Sector Fund(a)	JNL/Mellon Dow Index Fund(b)	JNL/Mellon Energy Sector Fund(c)	JNL/Mellon Financial Sector Fund(d)	JNL/Mellon Healthcare Sector Fund(e)	JNL/Mellon Information Technology Sector Fund(f)
Operations
Net investment income (loss)	$8,339	$13,544	$30,081	$21,251	$26,916	$15,238
Net realized gain (loss)	103,629	12,215	1,773	53,460	109,483	253,843
Net change in unrealized appreciation
(depreciation)	(134,476)	(59,399)	(312,248)	(272,879)	5,164	(309,917)
Change in net assets from operations	(22,508)	(33,640)	(280,394)	(198,168)	141,563	(40,836)
Distributions to shareholders
From distributable earnings
Class A	(30,309)	—	(39,936)	(54,294)	(76,726)	(41,314)
Class I	(60)	—	(88)	(183)	(145)	(122)
Total distributions to shareholders	(30,369)	—	(40,024)	(54,477)	(76,871)	(41,436)
Share transactions[1]
Proceeds from the sale of shares
Class A	377,984	275,299	263,531	352,461	604,831	763,769
Class I	7,791	1,700	2,587	5,375	13,842	9,654
Reinvestment of distributions
Class A	30,309	—	39,936	54,294	76,726	41,314
Class I	60	—	88	183	145	122
Cost of shares redeemed
Class A	(336,066)	(288,496)	(416,190)	(452,653)	(663,454)	(687,610)
Class I	(25,199)	(384)	(731)	(1,277)	(35,058)	(1,547)
Change in net assets from
share transactions	54,879	(11,881)	(110,779)	(41,617)	(2,968)	125,702
Change in net assets	2,002	(45,521)	(431,197)	(294,262)	61,724	43,430
Net assets beginning of year	1,129,787	830,737	1,517,028	1,475,068	3,009,440	2,363,286
Net assets end of year	$1,131,789	$785,216	$1,085,831	$1,180,806	$3,071,164	$2,406,716

[1]Share transactions
Shares sold
Class A	16,800	9,745	10,137	25,392	22,005	45,369
Class I	347	60	97	387	508	561
Reinvestment of distributions
Class A	1,427	—	1,677	4,336	2,832	2,550
Class I	3	—	4	14	5	8
Shares redeemed
Class A	(15,315)	(10,247)	(16,090)	(33,363)	(24,469)	(41,951)
Class I	(1,079)	(14)	(28)	(96)	(1,255)	(93)
Change in shares
Class A	2,912	(502)	(4,276)	(3,635)	368	5,968
Class I	(729)	46	73	305	(742)	476

(a) Effective June 24, 2019, the name JNL/Mellon Capital Consumer Discretionary Sector Fund was changed to JNL/Mellon Consumer Discretionary Sector Fund.

(b) Effective June 24, 2019, the name JNL/Mellon Capital Dow Index Fund was changed to JNL/Mellon Dow Index Fund.

(c) Effective June 24, 2019, the name JNL/Mellon Capital Energy Sector Fund was changed to JNL/Mellon Energy Sector Fund.

(d) Effective June 24, 2019, the name JNL/Mellon Capital Financial Sector Fund was changed to JNL/Mellon Financial Sector Fund.

(e) Effective June 24, 2019, the name JNL/Mellon Capital Healthcare Sector Fund was changed to JNL/Mellon Healthcare Sector Fund.

(f) Effective June 24, 2019, the name JNL/Mellon Capital Information Technology Sector Fund was changed to JNL/Mellon Information Technology Sector Fund.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon MSCI World Index Fund(a)	JNL/Mellon Nasdaq 100 Index Fund(b)	JNL/Mellon Communication Services Sector Fund(c)
Operations
Net investment income (loss)	$6,141	$11,547	$3,382
Net realized gain (loss)	2,128	41,792	2,448
Net change in unrealized appreciation
(depreciation)	(37,564)	(111,212)	(13,435)
Change in net assets from operations	(29,295)	(57,873)	(7,605)
Distributions to shareholders
From distributable earnings
Class A	(48,648)	(24,980)	(18,833)
Class I	(203)	(183)	(68)
Total distributions to shareholders	(48,851)	(25,163)	(18,901)
Share transactions[1]
Proceeds from the sale of shares
Class A	53,808	931,877	42,091
Class I	1,928	15,777	476
Reinvestment of distributions
Class A	48,648	24,980	18,833
Class I	203	183	68
Cost of shares redeemed
Class A	(87,768)	(617,509)	(42,296)
Class I	(287)	(4,283)	(148)
Change in net assets from
share transactions	16,532	351,025	19,024
Change in net assets	(61,614)	267,989	(7,482)
Net assets beginning of year	368,547	2,185,547	119,034
Net assets end of year	$306,933	$2,453,536	$111,552

[1]Share transactions
Shares sold
Class A	1,950	37,056	3,106
Class I	70	954	36
Reinvestment of distributions
Class A	2,081	1,033	1,554
Class I	9	11	6
Shares redeemed
Class A	(3,134)	(25,124)	(3,112)
Class I	(12)	(260)	(11)
Change in shares
Class A	897	12,965	1,548
Class I	67	705	31

(a) Effective June 24, 2019, the name JNL/Mellon Capital MSCI World Index Fund was changed to JNL/Mellon MSCI World Index Fund.

(b) Effective June 24, 2019, the name JNL/Mellon Capital Nasdaq 100 Index Fund was changed to JNL/Mellon Nasdaq 100 Index Fund.

(c) Effective June 24, 2019, the name JNL/Mellon Capital Telecommunications Sector Fund was changed to JNL/Mellon Communication Services Sector Fund.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)(c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)

JNL/Mellon Communication Services Sector Fund(g)(h)
Class A
12/31/19		11.43		0.05		2.97		3.02		—		—		14.45		26.42	157,958	54	0.67	0.67	0.40
12/31/18		14.55		0.43		(1.14)		(0.71)		(0.58)		(1.83)		11.43		(5.81)	111,155	110	0.68	0.68	3.10
12/31/17		15.15		0.49		0.04		0.53		(0.52)		(0.61)		14.55		3.53	118,950	27	0.68	0.68	3.24
12/31/16		13.39	(i)	0.47	(i)	2.57	(i)	3.04	(i)	(0.40)		(0.87)		15.15		23.55	143,245	24	0.68	0.68	3.18
12/31/15		14.01	(i)	0.40	(i)	(0.02)	(i)	0.38	(i)	(0.54)	(i)	(0.46)	(i)	13.39	(i)	2.73	115,618	21	0.68	0.68	2.82

Class I
12/31/19		10.63		0.08		2.78		2.86		—		—		13.49		26.91	1,377	54	0.32	0.37	0.65
12/31/18		13.69		0.38		(0.99)		(0.61)		(0.62)		(1.83)		10.63		(5.47)	397	110	0.33	0.38	3.01
12/31/17	‡	14.32		0.49		0.05		0.54		(0.56)		(0.61)		13.69		3.77	84	27	0.44	0.45	3.46
12/31/16		12.72	(i)	0.47	(i)	2.43	(i)	2.90	(i)	(0.43)		(0.87)		14.32		23.69	91	24	0.48	0.48	3.40
12/31/15		13.37	(i)	0.35	(i)	0.04	(i)	0.39	(i)	(0.58)	(i)	(0.46)	(i)	12.72	(i)	2.92	79	21	0.48	0.48	2.56

JNL/Mellon Consumer Discretionary Sector Fund(g)(h)
Class A
12/31/19		20.05		0.16		5.23		5.39		—		—		25.44		26.88	1,309,949	4	0.64	0.64	0.69
12/31/18		20.81		0.15		(0.37)		(0.22)		(0.15)		(0.39)		20.05		(1.22)	1,129,094	36	0.64	0.64	0.67
12/31/17		18.29		0.16		3.74		3.90		(0.23)		(1.15)		20.81		22.10	1,111,519	8	0.64	0.64	0.81
12/31/16		17.87		0.21		0.86		1.07		(0.13)		(0.52)		18.29		6.16	909,097	13	0.65	0.65	1.19
12/31/15		18.16		0.16		0.93		1.09		(0.08)		(1.30)		17.87		5.90	987,578	12	0.65	0.65	0.85

Class I
12/31/19		20.45		0.25		5.33		5.58		—		—		26.03		27.29	5,176	4	0.29	0.34	1.05
12/31/18		21.21		0.22		(0.38)		(0.16)		(0.21)		(0.39)		20.45		(0.91)	2,695	36	0.29	0.34	0.99
12/31/17	‡	18.60		0.22		3.81		4.03		(0.27)		(1.15)		21.21		22.44	18,268	8	0.31	0.36	1.08
12/31/16		18.16		0.25		0.87		1.12		(0.15)		(0.52)		18.60		6.34	286	13	0.45	0.45	1.37
12/31/15		18.41		0.20		0.95		1.15		(0.10)		(1.30)		18.16		6.14	305	12	0.45	0.45	1.04

JNL/Mellon Dow Index Fund(g)(h)
Class A
12/31/19		26.55		0.53		5.97		6.50		—		—		33.05		24.48	1,028,406	2	0.65	0.65	1.76
12/31/18		27.66		0.45		(1.56)		(1.11)		—		—		26.55		(4.01)	783,970	6	0.66	0.66	1.61
12/31/17		21.67		0.41		5.58		5.99		—		—		27.66		27.64	830,721	1	0.66	0.66	1.71
12/31/16		18.71		0.39		2.57		2.96		—		—		21.67		15.82	557,991	6	0.66	0.66	2.01
12/31/15		18.83		0.55		(0.67)		(0.12)		—		—		18.71		(0.64)	495,176	115	0.66	0.66	2.93

Class I
12/31/19		26.67		0.66		5.99		6.65		—		—		33.32		24.93	6,345	2	0.30	0.35	2.12
12/31/18		27.69		0.56		(1.58)		(1.02)		—		—		26.67		(3.68)	1,246	6	0.31	0.36	1.98
12/31/17	‡‡	24.91		0.12		2.66		2.78		—		—		27.69		11.16	16	1	0.31	0.35	1.65

JNL/Mellon Energy Sector Fund(g)(h)
Class A
12/31/19		20.14		0.65		1.09		1.74		—		—		21.88		8.64	1,084,341	8	0.64	0.64	2.97
12/31/18		26.10		0.54		(5.75)		(5.21)		(0.75)		—		20.14		(20.40)	1,083,379	7	0.64	0.64	2.08
12/31/17		27.51		0.50		(1.37)		(0.87)		(0.54)		—		26.10		(2.98)	1,515,787	7	0.64	0.64	2.02
12/31/16		22.03		0.51		5.45		5.96		(0.48)		—		27.51		27.21	1,850,929	7	0.64	0.64	2.10
12/31/15		30.04		0.65		(7.56)		(6.91)		(0.41)		(0.69)		22.03		(23.26)	1,177,533	3	0.64	0.64	2.36

Class I
12/31/19		20.49		0.74		1.11		1.85		—		—		22.34		9.03	4,594	8	0.29	0.34	3.35
12/31/18		26.52		0.65		(5.86)		(5.21)		(0.82)		—		20.49		(20.13)	2,452	7	0.29	0.34	2.47
12/31/17	‡	27.93		0.57		(1.39)		(0.82)		(0.59)		—		26.52		(2.73)	1,241	7	0.40	0.42	2.26
12/31/16		22.35		0.57		5.53		6.10		(0.52)		—		27.93		27.47	1,419	7	0.44	0.44	2.32
12/31/15		30.46		0.71		(7.67)		(6.96)		(0.46)		(0.69)		22.35		(23.11)	1,081	3	0.44	0.44	2.54

JNL/Mellon Financial Sector Fund(g)(h)
Class A
12/31/19		11.52		0.24		3.34		3.58		—		—		15.10		31.08	1,348,714	4	0.64	0.64	1.81
12/31/18		13.94		0.20		(2.09)		(1.89)		(0.17)		(0.36)		11.52		(13.87)	1,176,710	6	0.64	0.64	1.46
12/31/17		12.24		0.17		2.13		2.30		(0.12)		(0.48)		13.94		19.32	1,474,386	9	0.64	0.64	1.32
12/31/16		10.43		0.18		2.22		2.40		(0.17)		(0.42)		12.24		24.10	1,101,086	37	0.65	0.65	1.70
12/31/15		11.20		0.19		(0.31)		(0.12)		(0.12)		(0.53)		10.43		(1.12)	709,127	13	0.65	0.65	1.69

Class I
12/31/19		11.56		0.29		3.35		3.64		—		—		15.20		31.49	5,938	4	0.29	0.34	2.15
12/31/18		13.97		0.26		(2.11)		(1.85)		(0.20)		(0.36)		11.56		(13.57)	4,096	6	0.29	0.34	1.91
12/31/17	‡	12.25		0.20		2.14		2.34		(0.14)		(0.48)		13.97		19.60	682	9	0.40	0.41	1.57
12/31/16		10.44		0.20		2.22		2.42		(0.19)		(0.42)		12.25		24.32	568	37	0.45	0.45	1.90
12/31/15		11.20		0.21		(0.31)		(0.10)		(0.13)		(0.53)		10.44		(0.88)	356	13	0.45	0.45	1.86

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/Mellon Healthcare Sector Fund(g)(h)
Class A
12/31/19		26.24	0.27	5.34	5.61	—	—	31.85	21.38	3,336,754	5	0.63	0.63	0.95
12/31/18		25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89
12/31/16		25.61	0.22	(1.17)	(0.95)	(0.45)	(1.70)	22.51	(3.82)	2,515,843	7	0.64	0.64	0.92
12/31/15		25.09	0.21	1.41	1.62	(0.11)	(0.99)	25.61	6.58	3,162,298	15	0.64	0.64	0.78

Class I
12/31/19		26.38	0.37	5.39	5.76	—	—	32.14	21.83	14,475	5	0.28	0.33	1.29
12/31/18		25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19
12/31/17	‡	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16
12/31/16		25.72	0.27	(1.18)	(0.91)	(0.51)	(1.70)	22.60	(3.67)	870	7	0.44	0.44	1.12
12/31/15		25.16	0.26	1.43	1.69	(0.14)	(0.99)	25.72	6.82	1,117	15	0.44	0.44	0.97

JNL/Mellon Information Technology Sector Fund(g)(h)
Class A
12/31/19		14.96	0.13	7.05	7.18	—	—	22.14	47.99	3,463,885	7	0.64	0.64	0.70
12/31/18		15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31	2,362,209	4	0.64	0.64	0.61
12/31/16		10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30	1,458,878	13	0.64	0.64	0.92
12/31/15		10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41	1,278,843	7	0.64	0.64	0.82

Class I
12/31/19		15.28	0.20	7.21	7.41	—	—	22.69	48.49	23,156	7	0.29	0.34	1.04
12/31/18		15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96
12/31/17	‡	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62	1,077	4	0.39	0.40	0.84
12/31/16		10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44	496	13	0.44	0.44	1.13
12/31/15		10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75	405	7	0.44	0.44	1.02

JNL/Mellon MSCI World Index Fund(g)(h)
Class A
12/31/19		22.12	0.45	5.54	5.99	(0.47)	(0.15)	27.49	27.27	368,151	4	0.67	0.67	1.79
12/31/18		28.54	0.49	(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67	0.67	1.74
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24	368,521	142	0.66	0.66	3.41
12/31/16		22.01	0.87	0.66	1.53	—	—	23.54	6.95	337,702	5	0.66	0.66	3.86
12/31/15		23.99	0.87	(2.85)	(1.98)	—	—	22.01	(8.25)	353,629	125	0.69	0.69	3.65

Class I
12/31/19		22.19	0.54	5.58	6.12	(0.56)	(0.15)	27.60	27.77	2,826	4	0.32	0.37	2.10
12/31/18		28.59	0.53	(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32	0.37	1.94
12/31/17	‡‡	26.99	0.11	1.49	1.60	—	—	28.59	5.93	26	142	0.33	0.38	1.39

JNL/Mellon Nasdaq 100 Index Fund(g)(h)
Class A
12/31/19		22.51	0.12	8.56	8.68	—	—	31.19	38.56	3,378,320	10	0.67	0.67	0.43
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67	0.67	0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67	0.67	0.49
12/31/16		18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94	1,131,773	148	0.68	0.68	0.63
12/31/15		21.29	0.22	0.08	0.30	(0.11)	(2.55)	18.93	1.43	886,744	85	0.68	0.68	1.04

Class I
12/31/19		14.79	0.14	5.63	5.77	—	—	20.56	39.01	27,179	10	0.32	0.37	0.79
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32	0.37	0.83
12/31/17	‡	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42	0.44	0.74
12/31/16		13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18	265	148	0.48	0.48	0.83
12/31/15		15.90	0.21	0.05	0.26	(0.15)	(2.55)	13.46	1.65	248	85	0.48	0.48	1.31

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)

Effective June 24, 2019, JNL/Mellon Capital Consumer Discretionary Sector Fund name was changed to JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Capital Dow Index Fund name was changed to JNL/Mellon Dow Index Fund, JNL/Mellon Capital Energy Sector Fund name was changed to JNL/Mellon Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund name was changed to JNL/Mellon Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund name was changed to JNL/Mellon Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund name was changed to JNL/Mellon Information Technology Sector Fund, JNL/Mellon Capital MSCI World Index Fund name was changed to JNL/Mellon MSCI World Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund name was changed to JNL/Mellon Nasdaq 100 Index Fund and JNL/Mellon Capital Telecommunications Sector Fund name was changed to JNL/Mellon Communication Services Sector Fund.

(i)	On May 6, 2016, the Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

NOTE 1. ORGANIZATION

JNL Variable Fund LLC ("JNL Variable Fund" or “Company”) is an open-end management investment company, organized as a limited liability company under the laws of Delaware, by an operating agreement dated February 11, 1999, as amended and restated December 3, 2014. The Company is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”) and its shares are registered under the Securities Act of 1933, as amended ("1933 Act"). The JNL Variable Fund operates as a “series” fund, and at December 31, 2019, consisted of nine (9) separate series, (each a “Fund”, and collectively, “Funds"). Each Fund, except JNL/Mellon MSCI World Index Fund, is non-diversified for purposes of the 1940 Act. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Sub-Adviser are:

Fund:	Sub-Adviser:

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon MSCI World Index Fund and JNL/Mellon Nasdaq 100 Index Fund

Mellon Investments Corporation

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective June 24, 2019, the names changed for the following Funds:

Prior Fund Name	Effective June 24, 2019 Fund Name
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Capital Dow Index Fund	JNL/Mellon Dow Index Fund
JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Information Technology Sector Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon MSCI World Index Fund
JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Mellon Communication Services Sector Fund

Effective January 1, 2019, the federal income tax status changed from a regulated investment company (“RIC”) to a partnership for the following funds: JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Nasdaq 100 Index Fund and JNL/Mellon Communication Services Sector Fund. As a result of the tax status change, each Fund’s income, gains, losses and credits are allocated directly to its partners and retains the same character for federal income tax purposes. In addition, each Fund is not able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal years, and investment portfolios of the Funds have not changed in connection with this tax status change. Such a conversion did not impact the contract holders of the separate accounts which own the Funds. The conversion from a RIC to a partnership provides a number of potential benefits to shareholders, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Fund will fail to qualify for treatment as a RIC under various tests imposed by the Internal Revenue Code, and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson’s separate accounts. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit of the Funds’ shareholders and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Funds and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Company’s organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has elected early adoption for the removal of the transfers between Level 1 and Level 2 disclosure and is currently evaluating the impact that the remainder of the ASU will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, "FAIR VALUE MEASUREMENT"

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of December 31, 2019 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	158,489	—	—	158,489
Short Term Investments	1,524	43	—	1,567
	160,013	43	—	160,056
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
	5	—	—	5
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,312,839	—	—	1,312,839
Rights	—	1	—	1
Short Term Investments	17,202	163	—	17,365
	1,330,041	164	—	1,330,205
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	49	—	—	49
	49	—	—	49
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,027,587	—	—	1,027,587
Short Term Investments	6,884	321	—	7,205
	1,034,471	321	—	1,034,792
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	63	—	—	63
	63	—	—	63
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,084,474	—	—	1,084,474
Short Term Investments	17,828	351	—	18,179
	1,102,302	351	—	1,102,653
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	103	—	—	103
	103	—	—	103
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,349,422	—	—	1,349,422
Rights	—	3	—	3
Short Term Investments	10,449	281	—	10,730
	1,359,871	284	—	1,360,155
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	18	—	—	18
	18	—	—	18
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,346,672	—	—	3,346,672
Rights	—	—	41	41
Short Term Investments	28,904	350	—	29,254
	3,375,576	350	41	3,375,967
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6)	—	—	(6)
	(6)	—	—	(6)
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	3,481,717	—	—	3,481,717
Short Term Investments	11,278	340	—	11,618
	3,492,995	340	—	3,493,335
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	55	—	—	55
	55	—	—	55
JNL/Mellon MSCI World Index Fund
Assets - Securities
Common Stocks	245,438	117,791	—	363,229
Preferred Stocks	824	—	—	824
Rights	6	—	—	6
Short Term Investments	6,320	348	—	6,668
	252,588	118,139	—	370,727
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	45	—	—	45
Open Forward Foreign Currency Contracts	—	27	—	27
	45	27	—	72

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon MSCI World Index Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11)	—	—	(11)
Open Forward Foreign Currency Contracts	—	(6)	—	(6)
	(11)	(6)	—	(17)
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	3,340,684	—	—	3,340,684
Short Term Investments	72,436	3,144	—	75,580
	3,413,120	3,144	—	3,416,264
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,024	—	—	1,024
	1,024	—	—	1,024

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the year for financial reporting purposes. There were no significant transfers into or out of Level 3 for the year. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at December 31, 2019.

NOTE 4. INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Securities Risk. Investing in securities of foreign companies or securities issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk. A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Adviser and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Terrorism, War, Natural Disaster and Epidemic Risk. Terrorism, war, military confrontations and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as wide spread disease and virus epidemics, can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange cleared derivative transactions such as futures. Exchange cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or Derivatives Clearing Organizations ("DCO"), variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. In the event of a default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund's assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on equities and indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

FASB ASC Topic 815, “Derivatives and Hedging”. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of December 31, 2019. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of December 31, 2019. For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the year ended December 31, 2019.

JNL/Mellon MSCI World Index Fund Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows, to obtain exposure to or hedge changes in securities prices and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. Dollar cash balances.

JNL/Mellon MSCI World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	27	—	27
[2] Variation margin on futures/futures options contracts	—	—	10	—	—	10
Total derivative instruments assets	—	—	10	27	—	37
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	6	—	6
[2] Variation margin on futures/futures options contracts	—	—	11	—	—	11
Total derivative instruments liabilities	—	—	11	6	—	17
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(42)	—	(42)
Futures/futures options contracts	—	—	992	—	—	992
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	15	—	15
Futures/futures options contracts	—	—	99	—	—	99

JNL/Mellon MSCI World Index Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	4,247	5,321	—	—	—	—

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

1 The derivative instruments outstanding as of December 31, 2019, as disclosed in the Schedules of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

2 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset and liability, as applicable.

The derivative strategy for Funds which held only one type of derivative during the year is as follows: JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund and JNL/Mellon Nasdaq 100 Index Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends.

The derivative instruments outstanding as of December 31, 2019, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the year ended December 31, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the year, the average monthly derivative volume (in thousands) is as follows:

Notional Value at Purchase of Futures Contracts ($)
JNL/Mellon Communication Services Sector Fund	601
JNL/Mellon Consumer Discretionary Sector Fund	3,372
JNL/Mellon Dow Index Fund	13,276
JNL/Mellon Energy Sector Fund	4,743
JNL/Mellon Financial Sector Fund	5,026
JNL/Mellon Healthcare Sector Fund	8,434
JNL/Mellon Information Technology Sector Fund	10,859
JNL/Mellon Nasdaq 100 Index Fund	41,412

Pledged Collateral. The following table summarizes cash and securities collateral pledged (in thousands) for the Funds at December 31, 2019:

	Counterparties	Pledged or Segregated Securities($)
JNL/Mellon Communication Services Sector Fund	GSC	43
JNL/Mellon Consumer Discretionary Sector Fund	GSC	163
JNL/Mellon Dow Index Fund	GSC	321
JNL/Mellon Energy Sector Fund	GSC	351
JNL/Mellon Financial Sector Fund	GSC	281
JNL/Mellon Healthcare Sector Fund	GSC	350
JNL/Mellon Information Technology Sector Fund	GSC	340
JNL/Mellon Nasdaq 100 Index Fund	GSC	3,144

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of December 31, 2019. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Company has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except for overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers ("Independent Managers") and independent legal counsel to the Independent Managers, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Funds' Prospectus for the specific percentage of average daily net assets and break points for each Fund.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m %	$50m to $100m %	$100m to $750m %	$750m to $3b %	Over $3b %	$0 to $3b %	Over $3b %
JNL/Mellon Communication Services Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Consumer Discretionary Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Dow Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Energy Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Financial Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Healthcare Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Information Technology Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon MSCI World Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Nasdaq 100 Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13

Administrative Fee Waiver. Pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of each Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby Independent Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of managers fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of managers fees set forth in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 trades are executed at current market price at the time of the transaction. There were no Rule 17a-7 transactions that were deemed significant by the Adviser during the year ended December 31, 2019.

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the year ended December 31, 2019, transactions between the Fund and JNAM, related to foreign tax reclaims, due to the Fund's partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments from JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed by JNAM ($)
JNL/Mellon Nasdaq 100 Index Fund	18	—	—	18

NOTE 8. BORROWING ARRANGEMENTS

The Funds are party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective May 31, 2019, the Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to May 31, 2019, the amount available under the facility was $675,000,000. JNL/PPM America Floating Rate Income Fund, a series of JNL Series Trust and a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

of 0.15% of the available commitments. These fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the year, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 9. INCOME TAX MATTERS

Each of the Funds, except for JNL/Mellon MSCI World Index Fund, is treated as a partnership for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is a separate entity for federal income tax purposes.

JNL/Mellon MSCI World Index Fund is treated as a separate tax payer for federal income tax purposes. The Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Fund may also fully or partially satisfy distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by the Fund are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for JNL/Mellon MSCI World Index Fund is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Total Distributable Earnings (Loss)($)	Paid-in Capital($)
JNL/Mellon MSCI World Index Fund	(98)	98

At December 31, 2019, JNL/Mellon MSCI World Index Fund had no net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains.

As of December 31, 2019, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon MSCI World Index Fund	314,908	75,372	(19,553)	55,819

As of December 31, 2019, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon MSCI World Index Fund
Futures/Futures Options Contracts	42	3	(11)	(8)
Forward Foreign Currency Contracts	21	—	—	—

As of December 31, 2019, for Funds treated as RICs, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2019

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL/Mellon MSCI World Index Fund	7,084	1,594	55,780	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for certain tax basis adjustments.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds' fiscal year ended December 31, 2019 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL/Mellon MSCI World Index Fund	7,477	773	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Funds related to net capital gains to zero for the year ended December 31, 2019.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/Mellon Communication Services Sector Fund	5,130	13,771	—
JNL/Mellon Consumer Discretionary Sector Fund	8,546	21,823	—
JNL/Mellon Energy Sector Fund	40,024	—	—
JNL/Mellon Financial Sector Fund	17,957	36,520	—
JNL/Mellon Healthcare Sector Fund	29,164	47,707	—
JNL/Mellon Information Technology Sector Fund	12,069	29,367	—
JNL/Mellon MSCI World Index Fund	28,433	20,418	—
JNL/Mellon Nasdaq 100 Index Fund	14,273	10,890	—

* Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2016, 2017, 2018 and 2019, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2019.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Managers
JNL Variable Fund LLC:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Funds listed in the Appendix (the Funds), each a series within JNL Variable Fund LLC, including the schedule of investments or summary schedules of investments, where applicable, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights, for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with custodians, transfer agents and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
February 21, 2020

Appendix I

List of Funds

JNL/Mellon Communication Services Sector Fund (name changed from JNL/Mellon Capital Telecommunication Sector Fund)
JNL/Mellon Consumer Discretionary Sector Fund (name changed from JNL/Mellon Capital Consumer Discretionary Sector Fund)
JNL/Mellon Dow Index Fund (name changed from JNL/Mellon Capital Dow Index Fund)
JNL/Mellon Energy Sector Fund (name changed from JNL/Mellon Capital Energy Sector Fund)
JNL/Mellon Financial Sector Fund (name changed from JNL/Mellon Capital Financial Sector Fund)
JNL/Mellon Healthcare Sector Fund (name changed from JNL/Mellon Capital Healthcare Sector Fund)
JNL/Mellon Information Technology Sector Fund (name changed from JNL/Mellon Capital Information Technology Sector Fund)
JNL/Mellon MSCI World Index Fund (name changed from JNL/Mellon Capital MSCI World Index Fund)
JNL/Mellon Nasdaq 100 Index Fund (name changed from JNL/Mellon Capital Nasdaq 100 Index Fund)

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2019

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†
JNL/Mellon Communication Services Sector Fund
Class A	0.67	1,000.00	1,082.40	3.52	1,000.00	1,021.83	3.41
Class I	0.32	1,000.00	1,084.40	1.68	1,000.00	1,023.59	1.63
JNL/Mellon Consumer Discretionary Sector Fund
Class A	0.64	1,000.00	1,059.60	3.32	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	1,061.10	1.51	1,000.00	1,023.74	1.48
JNL/Mellon Dow Index Fund
Class A	0.65	1,000.00	1,082.50	3.41	1,000.00	1,021.93	3.31
Class I	0.30	1,000.00	1,084.60	1.58	1,000.00	1,023.69	1.53
JNL/Mellon Energy Sector Fund
Class A	0.64	1,000.00	971.60	3.18	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	973.40	1.44	1,000.00	1,023.74	1.48
JNL/Mellon Financial Sector Fund
Class A	0.64	1,000.00	1,116.90	3.41	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	1,118.50	1.55	1,000.00	1,023.74	1.48
JNL/Mellon Healthcare Sector Fund
Class A	0.63	1,000.00	1,108.20	3.35	1,000.00	1,022.03	3.21
Class I	0.28	1,000.00	1,110.60	1.49	1,000.00	1,023.79	1.43
JNL/Mellon Information Technology Sector Fund
Class A	0.64	1,000.00	1,166.50	3.49	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	1,168.40	1.59	1,000.00	1,023.74	1.48
JNL/Mellon MSCI World Index Fund
Class A	0.67	1,000.00	1,089.90	3.53	1,000.00	1,021.83	3.41
Class I	0.32	1,000.00	1,091.70	1.69	1,000.00	1,023.59	1.63
JNL/Mellon Nasdaq 100 Index Fund
Class A	0.67	1,000.00	1,140.40	3.61	1,000.00	1,021.83	3.41
Class I	0.32	1,000.00	1,142.90	1.73	1,000.00	1,023.59	1.63

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

‡ The expenses or expense waivers for certain Funds’ Class I shares was $0.00 for one or more days during the period and this was a result of the net assets for the Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares was $0.01 for one or more days during the period and this was a result of the net assets for the Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net expenses during the period for Class I shares can be less than or more than the anticipated ratios of net expenses to average net assets depending on the net assets of Class I shares during the period.

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q and N-PORT. The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-Q and N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2019

(Jackson NY Service Center), (2) by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3), by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Manager
Interested Manager
Mark D. Nerud (53) [1] 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	161

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of other investment companies advised by JNAM (8/2014 to present, 12/2006 to present, and 8/2012 to 7/2018); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016); Managing Board Member of Curian Capital, LLC (1/2011 to 4/2015); Managing Board Member of Curian Clearing LLC (1/2011 to 4/2015)

Other Directorships Held by Manager During Past 5 Years: None
Independent Managers
Eric O. Anyah (52) 1 Corporate Way Lansing, MI 48951	Manager[2] (1/2018 to present)	161
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present)
Other Directorships Held by Manager During Past 5 Years: None
Michael J. Bouchard (63) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/2000 to present)	161
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Manager During Past 5 Years: None
Ellen Carnahan (64) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2013 to present)	161
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Manager During Past 5 Years:

Director, Paylocity Holding Corporation (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present); Director and Audit Committee Member (5/2003 to 6/2015), Environmental Committee Member (5/2013 to 6/2015), Integrys Energy Group

William J. Crowley, Jr. (74) 1 Corporate Way Lansing, MI 48951	Chair of the Board (1/2014 to 12/2019) Manager [2] (1/2007 to present)	161
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below)

Other Directorships Held by Manager During Past 5 Years:

Director (7/2009 to 7/2016), Massey Litigation Advisory Committee Chair (9/2013 to 7/2016), Safety, Health, Environmental and Sustainability Committee Member (5/2012 to 7/2016), and Capital Markets Committee Member (5/2010 to 7/2016), Alpha Natural Resources

Michelle Engler (61) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/2000 to present)	161
Principal Occupation(s) During Past 5 Years: Partner, Engler LLC (consulting firm) (2013 to present); Attorney (1983 to present)
Other Directorships Held by Manager During Past 5 Years: None

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Manager
John W. Gillespie (66) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2013 to present)	161

Principal Occupation(s) During Past 5 Years:

Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present); Financial Advisor, Yosi, Inc. (healthcare services software company) (1/2017 to 6/2018)

Other Directorships Held by Manager During Past 5 Years: None
William R. Rybak (68) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	161
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Manager During Past 5 Years:

Director (2/2010 to present), Board Chair (2/2016 to present), and Audit Committee Chair (2/2012 to 2/2016), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present), Governance Committee Chair (2004 to 7/2019), and Audit Committee Chair (7/2019 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to 6/2017) and Audit Committee Chair (5/2013 to 6/2017), PrivateBancorp Inc.

Mark S. Wehrle (62) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2018 to present)	161
Principal Occupation(s) During Past 5 Years: Real Estate Broker, Broker’s Guild (4/2011 to 12/2019)
Other Directorships Held by Manager During Past 5 Years: Trustee, Delta Dental of Colorado (1/2012 to present); Trustee, Curian Series Trust (7/2013 to 2/2016)
Edward C. Wood (63) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2020 to present) Manager 2 (12/2013 to present)	161
Principal Occupation(s) During Past 5 Years: Chief Operating Officer, McDonnell Investment Management, LLC (8/2010 to 4/2015)
Other Directorships Held by Manager During Past 5 Years: None
Patricia A. Woodworth (64) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2007 to present)	161

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer, National Trust for Historic Preservation (3/2019 to present); Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (11/2007 to 8/2018)

Other Directorships Held by Manager During Past 5 Years: None
1 Mr. Nerud is an “interested person” of the JNL Variable Fund due to his position with JNAM, the Adviser.
2 The Interested Manager and the Independent Managers are elected to serve for an indefinite term.

3  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with JNL Variable Fund (Length of Time Served)
Officers
Emily J. Bennett (36) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President of JNAM (2/2018 to present); Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present, 5/2012 to present, and 3/2016 to 7/2018); Vice President and Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Garett J. Childs (40) 1 Corporate Way Lansing, MI 48951	Vice President (2/2019 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, Finance and Risk of JNAM (2/2019 to present); Controller of JNAM (11/2007 to present); Chief Risk Officer of JNAM (7/2016 to 2/2019); Assistant Vice President, Corporate Finance of JNAM (12/2013 to 2/2019)

Kelly L. Crosser (47) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Manager, Legal Regulatory Filings and Print of JNAM (1/2018 to present); Manager, Legal Regulatory Filings and Print of Jackson National Life Insurance Company (“Jackson”) (12/2013 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (10/2011 to present, 9/2007 to present, and 8/2012 to 7/2018); Assistant Secretary of Curian Series Trust (11/2010 to 2/2016)

Richard J. Gorman (54) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (8/2018 to present), Chief Compliance Officer and Deputy General Counsel of Heitman LLC (2/2018 to 8/2018); Chief Compliance Officer of the Oakmark Funds (6/2006 to 1/2018)

William P. Harding (45) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of Curian Series Trust (5/2014 to 2/2016); Vice President of Curian Capital, LLC (2/2013 to 4/2015); Vice President of other investment companies advised by JNAM (5/2014 to present, 11/2012 to present, and 11/2012 to 7/2018)

Daniel W. Koors (49) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer & Chief Financial Officer (9/2016 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (1/2018 to present, 12/2006 to present, and 8/2012 to 7/2018); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to present and 10/2011 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (11/2017 to present); Treasurer and Chief Financial Officer of Curian Series Trust (11/2010 to 2/2016)

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with JNL Variable Fund (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Manager
Kristen K. Leeman (44) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Regulatory Analyst of JNAM (1/2018 to present); Regulatory Analyst of Jackson (2/2014 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (1/2018 to present, 6/2012 to present, and 8/2012 to 7/2018)

Adam C. Lueck (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Attorney of JNAM (2/2018 to present); Attorney of JNAM (10/2015 to 2/2018); Assistant Secretary of other investment companies advised by JNAM (3/2018 to present, 12/2015 to present, and 3/2018 to 7/2018); Assistant Secretary of Curian Series Trust (12/2015 to 2/2016); Supervising Attorney, Johnson, Blumberg & Associates, LLC (10/2013 to 10/2015)

Mia K. Nelson (37) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (8/2017 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President, Tax of JNAM (3/2017 to present); Director, Tax of JNAM (3/2015 to 3/2017); Manager, Tax of JNAM (5/2013 to 3/2015); Assistant Vice President of other investment companies advised by JNAM (9/2017 to present, 8/2017 to present, and 8/2017 to 7/2018)

Joseph B. O’Boyle (57) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present) Acting Chief Compliance Officer (5/2018 to 8/2018) Acting Anti-Money Laundering Officer (5/2018 to 8/2018)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Acting Chief Compliance Officer of JNAM (5/2018 to 8/2018); Vice President of other investment companies advised by JNAM (1/2018 to present and 1/2018 to 7/2018); Acting Chief Compliance Officer and Acting Anti-Money Laundering Officer of other investment companies advised by JNAM (5/2018 to 8/2018); Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

Susan S. Rhee (48) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (10/2011 to present, 2/2004 to present, and 8/2012 to 7/2018); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Vice President, Chief Legal Officer and Secretary of Curian Series Trust (11/2010 to 2/2016)

Managers and Officers of JNL Variable Fund LLC (“Fund”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are Independent Managers of the Fund, received from the Fund the compensation amounts indicated for their services as such for the 12-month period ended December 31, 2019:

Manager	Aggregate Compensation from the JNL Variable Fund[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex [1]
Eric O. Anyah	$25,217	$0	$0	$322,000[3]
Michael Bouchard	$26,666	$0	$0	$340,500
Ellen Carnahan	$26,117	$0	$0	$333,500[4]
William J. Crowley, Jr.[2]	$31,482	$0	$0	$402,000[5]
Michelle Engler	$25,217	$0	$0	$322,000
John Gillespie	$25,843	$0	$0	$330,000[6]
William R. Rybak	$27,331	$0	$0	$349,000
Mark S. Wehrle	$25,491	$0	$0	$325,500[7]
Edward Wood	$26,117	$0	$0	$333,500[8]
Patricia Woodworth	$24,943	$0	$0	$318,500[9]

1 The fees paid to the Independent Managers are paid for combined service on the Boards of the Fund, JNL Series Trust, JNL Investors Series Trust, and Jackson Variable Series Trust (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Managers is $3,376,500.

2  Mr. Crowley was an ex-officio member of the Governance Committee and the Audit Committee until January 1, 2020. Therefore, he did not receive any compensation as a member of these Committees.

3 Amount includes $161,000 deferred by Mr. Anyah.

4  Amount includes $166,750 deferred by Ms. Carnahan.

5  Amount includes $201,000 deferred by Mr. Crowley.

6  Amount includes $165,000 deferred by Mr. Gillespie.

7  Amount includes $65,100 deferred by Mr. Wehrle.

8 Amount includes $133,400 deferred by Mr. Wood.

9 Amount includes $318,500 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

JNL VARIABLE FUND LLC

(“JNL Variable Fund”)

APPROVAL OF THE JNL VARIABLE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the JNL Variable Fund (“Board”) oversees the management of the JNL Variable Fund and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the Funds’ advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), and sub-advisory agreement (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”) with the Funds’ investment sub-adviser (the “Sub-Adviser”).

At in-person meetings held on June 3-5, 2019 and September 4-6, 2019, the Board, including all of the managers who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Managers”), considered information relating to the continuation of the Agreements. In advance of the meetings, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2020.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or the Sub-Adviser through its relationship with the JNL Variable Fund. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and the terms of the Agreements. Based on its evaluation of those materials, and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services provided by JNAM, including, but not limited to, its oversight of the Sub-Adviser pursuant to the Advisory Agreement and its recommendations on an ongoing basis as to the hiring or removal of the Sub-Adviser pursuant to the JNL Variable Fund’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Fund, including the Fund’s distributor and custodian. With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Adviser. The Board also considered the investment sub-advisory services provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the JNL Variable Fund’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the investment performance of each Fund as described in quarterly reports prepared by management. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the gross performance of each Fund, including how the Fund performed versus its primary benchmark index (“benchmark”) or a relevant custom benchmark index (“custom benchmark”). These considerations were based on JNAM’s assertion that, for Funds that seek to track a benchmark index, the benchmark is the appropriate comparative performance source for the passive investment mandate and, for Funds that use a unique investment mandate, because these Funds have no true “peers,” the custom benchmark is a more meaningful source of comparative information than a broad-based benchmark index. The performance reviewed by the Board was for periods ended on December 31, 2018 (unless otherwise noted). When available, the Board considered one-, three-, five- and ten-year performance.

JNL/Mellon Consumer Discretionary Sector Fund. The Board considered that the Fund’s performance surpassed its benchmark for the one-, three-, five- and ten-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Communication Services Sector Fund, JNL/Mellon DowSM Index Fund and JNL/Mellon Energy Sector Fund. The Board considered that each Fund’s performance surpassed its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Financial Sector Fund.  The Board took into account that the Fund’s performance surpassed its benchmark for the one- and ten-year periods, though it lagged for the other periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Healthcare Sector Fund. The Board considered that the Fund’s performance surpassed its benchmark for the three-year period, performed in line with its benchmark for the one-year period and underperformed its benchmark by two basis points for the five- and ten-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Information Technology Sector Fund. The Board took into account that the Fund’s performance surpassed its benchmark for the three- and ten-year periods, though it lagged for the other periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon MSCI World Index Fund.  The Board considered that the Fund’s performance surpassed its benchmark for the one-, three- and five-year periods, though it lagged for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Nasdaq® 100 Index Fund. The Board considered that the Fund’s performance surpassed its benchmark for the three-, five- and ten-year periods, and lagged its benchmark by one basis point for the ten-year period. The Board noted JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by the Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board considered each Fund’s total expense ratio and compared that to the average total expense ratio of the peer group. For certain Funds, the Board considered the total expense ratio without the inclusion of, where applicable, transfer agency and Rule 12b-1 fees. This consideration was based on JNAM’s assertion that, due to the composition of certain peer groups that contain both retail and variable annuity funds, the total expense ratio (excluding transfer agency and Rule 12b-1 fees) was a more meaningful source of comparative information. The Board further noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and, as such, the universes of comparable funds in the Funds’ peer groups may change from time to time. While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee is paid by JNAM (not the Fund) and, therefore, is neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

The Board also took into account that sub-advisory fee reductions were implemented for each Fund on August 13, 2018. It noted that these reductions will serve to further reduce the Funds’ advisory fees, sub-advisory fees and/or total expense ratios.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund and JNL/Mellon MSCI World Index Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Nasdaq® 100 Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and its total expense ratio is in line with the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of the Funds’ shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedules for the Funds, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure, in some measure, allows for adequate participation by shareholders in economies of scale across the Fund complex. The Board further considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rates have been separately negotiated between JNAM and the Sub-Adviser at arm’s-length. These sub-advisory fees are paid by JNAM to the Sub-Adviser. For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints. Additionally, to the extent that JNAM is waiving its advisory fee with respect to a certain Fund, it may also be benefitting from the breakpoints in sub-advisory fees. The Board concluded that the sub-advisory fee schedules in some measure allow for adequate participation by shareholders in economies of scale.

Profitability

 The Board considered information concerning the costs incurred and profits realized by JNAM and the Sub-Adviser. The Board determined that profits realized by JNAM and the Sub-Adviser were not unreasonable.

Other Benefits to JNAM and the Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that the Sub-Adviser may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Funds that the Sub-Adviser manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that the Sub-Adviser is not required to participate in the meetings and that recommendations to hire or fire the Sub-Adviser are not influenced by the Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Adviser participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Funds, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

JNL Variable Fund LLC

JNAM Liquidity Narrative for Shareholders

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (“Program”). The Program is overseen by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Funds’ investment adviser, Jackson National Asset Management, LLC. The Funds’ Board of Managers (“Board”) has approved the designation of the LRMC to oversee the Program. In administering the Program, the LRMC consults with each Fund’s sub-adviser, if applicable, when such consultation is deemed necessary or appropriate by the LRMC.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the LRMC’s assessment of their relative liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The LRMC has determined, and reported to the Board, that the Program has operated adequately and effectively to manage the Funds’ liquidity risk since implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Supplement Dated October 14, 2019

To The Prospectus Dated April 29, 2019

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Communication Services Sector Fund, please delete all references to the MSCI USA IMI Communication Services 25/50 Index and replace with the MSCI USA IMI Communication Services Index.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Communication Services Sector Fund, please add the following after the second paragraph:

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Communication Services 25/50 Index with the MSCI USA IMI Communication Services Index as the Fund's primary benchmark.

Supplement Dated November 15, 2019

To The Prospectus Dated April 29, 2019

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for all funds, please delete “Foreign regulatory risk” in the entirety and replace with following:

Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Supplement Dated January 16, 2020

To The Prospectus Dated April 29, 2019

This supplement supersedes the supplement dated December 16, 2019 to the prospectus dated April 29, 2019 insofar as it correctly references the effective date of the reorganizations (as defined below) as April 27, 2020.  Please disregard the supplement dated December 16, 2019 and refer instead to the information contained herein.

JNL Variable Fund LLC (“VF LLC”)

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Fund Redomiciliations Effective April 27, 2020

On December 3-5, 2019, the Board of Managers (the “Board”) of VF LLC approved the proposed redomiciliations of the following series of VF LLC, each outlined below as an “Acquired Fund” (collectively, the “Acquired Funds”) through “shell” reorganizations with and into the respective series of JNL Series Trust (“JNLST”), each outlined below as an “Acquiring Fund” (collectively, the “Acquiring Funds”) (each a “Reorganization” and collectively, the “Reorganizations”):

Acquired Funds – JNL Variable Fund LLC	Acquiring Funds – JNL Series Trust
JNL/Mellon DowSM Index Fund	JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL/Mellon MSCI World Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	JNL/Mellon Nasdaq® 100 Index Fund
JNL/Mellon Communication Services Sector Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Energy Sector Fund	JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund	JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund	JNL/Mellon Healthcare Sector Fund
JNL/Mellon Information Technology Sector Fund	JNL/Mellon Information Technology Sector Fund

Each Acquiring Fund is a “shell” series of JNLST that is being created for the purpose of acquiring the assets and assuming the liabilities of the respective Acquired Fund. Under the terms of the proposed Plan of Reorganization to effect the redomiciliations, each Acquired Fund’s assets and liabilities will be transferred to the respective Acquiring Fund in return for shares of the corresponding Acquiring Fund having an aggregate net asset value equal to such Acquired Fund’s net assets as of the valuation date. Each Acquiring Fund’s shares will be distributed pro rata to members of the respective Acquired Fund in exchange for their fund shares. Current members of each Acquired Fund will thus become shareholders of the respective Acquiring Fund and receive shares of the corresponding Acquiring Fund with a total net asset value equal to that of their shares of such Acquired Fund at the time of the Reorganization. Members will not pay any sales charges in connection with the Reorganizations.

The Reorganizations are not subject to shareholder approval because the Acquired Funds’ names, investment objectives, principal investment strategies, risks, or fundamental policies will not change as a result of the Reorganizations and because the Board has determined that the Reorganizations are in the best interests of each of the Acquired Funds and each of the Acquired Fund’s members. The Reorganizations are expected to be effective on or about on or about April 27, 2020.

The Reorganizations are not expected to be taxable events for federal income tax purposes for members and are not expected to result in any material adverse federal income tax consequences to members of the Acquired Funds.

This Supplement is dated January 17, 2020.

JNL Series Trust
JNL Variable Fund LLC

One Corporate Way
Lansing, MI 48951

PRSRT STD
U.S. POSTAGE
PAID
JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

Please note that recent changes to your delivery preferences may not be reflected with this mailing. For legal mailings of this nature, it can take up to 60 days for your delivery preferences to take effect.

VADV7338 01/20

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William R. Rybak as an Audit Committee financial expert serving on its Audit Committee. William R. Rybak is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2018 and December 31, 2019. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2018	$104,171	$0	$0	$0
2019	$107,017	$0	$0	$0

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2018	$20,415	$0	$0
2019	$0	$0	$0

The above Audit-Related Fees for 2018 are the aggregate fees billed to Adviser Entities for an audit of a non-registered affiliated investment company.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2018 was $20,415. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2019 was $0.

(h) For the fiscal years ended December 31, 2018 and December 31, 2019, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Healthcare Sector Fund and JNL/Mellon Information Technology Sector Fund for which a summary schedule of investments was provided in the Annual Report dated December 31, 2019, pursuant to § 210.1212 of Regulation S-X.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
1-800-Flowers.Com, Inc. - Class A (a)	11	153
Aaron's, Inc.	27	1,548
Abercrombie & Fitch Co. - Class A	27	474
Acushnet Holdings Corp.	13	433
Adient Public Limited Company (a)	37	789
Adtalem Global Education Inc. (a)	23	790
Advance Auto Parts, Inc.	29	4,632
Amazon.com, Inc. (a)	171	315,415
American Axle & Manufacturing Holdings, Inc. (a)	47	502
American Eagle Outfitters, Inc.	67	978
American Outdoor Brands Corporation (a)	24	223
American Public Education, Inc. (a)	7	199
America's Car Mart, Inc. (a)	2	266
Aptiv PLC	104	9,881
Aramark Services, Inc.	100	4,361
Asbury Automotive Group, Inc. (a)	8	868
At Home Group, Inc. (a)	20	108
Autoliv, Inc.	33	2,822
AutoNation, Inc. (a)	22	1,073
AutoZone, Inc. (a)	10	11,871
BBX Capital Corporation - Class A	28	134
Beazer Homes USA, Inc. (a)	11	160
Bed Bath & Beyond Inc. (b)	53	912
Best Buy Co., Inc.	98	8,563
Big Lots, Inc.	17	481
BJ's Restaurants, Inc.	8	306
Bloomin' Brands, Inc.	34	748
Booking Holdings Inc. (a)	17	35,427
Boot Barn Holdings, Inc. (a) (b)	11	496
BorgWarner Inc.	83	3,618
Boyd Gaming Corporation	35	1,034
Bright Horizons Family Solutions Inc. (a)	24	3,547
Brinker International Inc. (b)	15	633
Brunswick Corp.	35	2,076
Buckle Inc. (b)	11	307
Burlington Stores Inc. (a)	27	6,127
Caesars Entertainment Corp. (a)	219	2,974
Caleres Inc.	17	395
Callaway Golf Co.	37	779
Camping World Holdings, Inc. - Class A (b)	15	217
Capri Holdings Limited (a)	61	2,329
Career Education Corp. (a)	29	524
Carmax Inc. (a)	67	5,912
Carnival Plc	171	8,676
Carriage Services Inc.	6	157
Carrols Restaurant Group, Inc. (a)	15	108
Carter's Inc.	18	1,973
Carvana Co. - Class A (a) (b)	19	1,732
Cato Corp. - Class A (b)	10	176
Cavco Industries Inc. (a)	4	686
Century Communities Inc. (a)	10	273
Cheesecake Factory Inc. (b)	18	690
Chegg, Inc. (a)	43	1,637
Chico's FAS Inc.	44	167
Childrens Place Retail Stores Inc. (b)	6	392
Chipotle Mexican Grill Inc. (a)	11	8,932
Choice Hotels International Inc.	15	1,529
Churchill Downs Inc.	14	1,986
Chuy's Holdings Inc. (a)	7	194
Columbia Sportswear Co.	12	1,218
Conn's Inc. (a) (b)	7	86
Cooper Tire & Rubber Co.	21	607
Cooper-Standard Holdings Inc. (a)	7	232
Core-Mark Holding Co. Inc.	19	524
Cracker Barrel Old Country Store, Inc. (b)	8	1,273
Crocs Inc. (a)	26	1,093
D.R. Horton, Inc.	142	7,506
Dana Holding Corp.	59	1,078
Darden Restaurants Inc.	50	5,429
Dave & Buster's Entertainment Inc.	15	586
Deckers Outdoor Corp. (a)	12	2,005
	Shares/Par[1]	Value ($)
Del Taco Restaurants Inc. (a)	13	102
Delphi Technologies PLC (a)	37	476
Denny's Corporation (a)	23	462
Designer Brands Inc. - Class A	26	402
Dick's Sporting Goods Inc.	27	1,346
Dillard's Inc. - Class A (b)	5	349
Dine Brands Global Inc. (b)	6	529
Dollar General Corp.	105	16,300
Dollar Tree Inc. (a)	96	9,034
Domino's Pizza, Inc.	16	4,667
Dorman Products Inc. (a)	12	883
Duluth Holdings Inc. - Class B (a) (b)	8	88
Dunkin' Brands Group Inc.	33	2,518
eBay Inc.	324	11,686
El Pollo Loco Holdings Inc. (a) (b)	10	155
Eldorado Resorts, Inc. (a) (b)	26	1,579
Ethan Allen Interiors Inc.	11	212
ETSY, Inc. (a)	49	2,182
Everi Holdings Inc. (a)	29	392
Expedia Group, Inc.	57	6,134
Extended Stay America, Inc. - Class B	76	1,127
Five Below, Inc. (a)	23	2,910
Floor & Decor Holdings Inc. (a)	28	1,414
Foot Locker, Inc.	45	1,754
Ford Motor Company	1,593	14,813
Fossil Group, Inc. (a)	20	155
Fox Factory Holding Corp. (a)	16	1,087
Frontdoor, Inc. (a)	35	1,642
Funko Inc. - Class A (a) (b)	7	127
GameStop Corp. - Class A (b)	39	235
Gap Inc.	90	1,595
Garmin Ltd.	54	5,291
Garrett Motion Inc. (a)	31	305
General Motors Company	521	19,074
Genesco Inc. (a)	7	319
Gentex Corp.	103	2,980
Gentherm Incorporated (a)	13	569
Genuine Parts Co.	59	6,292
G-III Apparel Group, Ltd. (a)	17	584
Golden Entertainment, Inc. (a)	9	163
Gopro Inc. - Class A (a) (b)	50	216
Graham Holdings Co.	2	1,120
Grand Canyon Education, Inc. (a)	20	1,872
Green Brick Partners Inc. (a)	11	129
Group 1 Automotive Inc.	7	726
Groupon Inc. - Class A (a)	179	428
Grubhub Holdings Inc. (a) (b)	37	1,781
Guess Inc. (b)	21	475
H & R Block, Inc.	82	1,937
Hamilton Beach Brands Holding Company	3	62
Hanesbrands Inc.	148	2,204
Harley-Davidson, Inc.	63	2,357
Hasbro, Inc.	52	5,518
Haverty Furniture Cos. Inc.	8	162
Helen of Troy Ltd (a)	10	1,827
Hibbett Sports Inc. (a) (b)	7	192
Hilton Grand Vacations Inc. (a)	35	1,213
Hilton Worldwide Holdings Inc.	111	12,279
Hooker Furniture Corp. (b)	5	118
Houghton Mifflin Harcourt Company (a)	46	290
Installed Building Products, Inc. (a)	9	618
iRobot Corp. (a) (b)	12	594
J.C. Penney Co. Inc. (a) (b)	132	148
Jack in the Box Inc.	9	718
Johnson Outdoors Inc. - Class A	3	203
K12 Inc. (a)	15	302
KB Home	32	1,088
Kohl's Corporation	65	3,333
Kontoor Brands, Inc. (b)	19	804
L Brands, Inc.	96	1,746
Lands' End, Inc. (a) (b)	5	84
Las Vegas Sands Corp.	141	9,709
Laureate Education Inc. - Class A (a)	44	767
La-Z-Boy Inc.	20	614
LCI Industries	10	1,090

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

1

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Lear Corporation	23	3,210
Leggett & Platt Inc.	54	2,723
Lennar Corporation - Class A	115	6,436
Levi Strauss & Co. - Class A (b)	18	351
LGI Homes, Inc. (a)	8	558
Lindblad Expeditions Holdings Inc. (a)	11	182
Lithia Motors Inc. - Class A	9	1,339
LKQ Corporation (a)	125	4,457
Lowe`s Companies, Inc.	315	37,711
Lululemon Athletica Inc. (a)	45	10,396
Lumber Liquidators, Inc. (a) (b)	13	123
M/I Homes, Inc. (a)	11	439
Macy's, Inc. (b)	125	2,131
Malibu Boats, Inc. - Class A (a)	8	341
Marine Products Corp.	4	55
MarineMax Inc. (a)	10	161
Marriott International, Inc. - Class A	114	17,233
Marriott Vacations Worldwide Corporation	15	1,954
MasterCraft Boat Holdings, Inc. (a)	8	130
Mattel, Inc. (a) (b)	139	1,880
McDonald's Corporation	308	60,910
MDC Holdings Inc.	20	772
MercadoLibre S.R.L (a)	18	10,393
Meritage Homes Corporation (a)	15	892
MGM Resorts International	201	6,684
Modine Manufacturing Co. (a)	22	172
Mohawk Industries Inc. (a)	25	3,420
Monarch Casino & Resort Inc. (a)	6	268
Monro Inc.	14	1,073
Motorcar Parts of America Inc. (a) (b)	8	184
Movado Group Inc.	7	151
Murphy USA Inc. (a)	12	1,421
National Vision Holdings, Inc. (a)	32	1,037
Newell Brands Inc.	163	3,126
NIKE, Inc. - Class B	508	51,471
Nordstrom Inc. (b)	44	1,798
Norwegian Cruise Line Holdings Ltd. (a)	88	5,132
NVR, Inc. (a)	1	5,358
Office Depot Inc.	225	617
Ollie's Bargain Outlet Holdings Inc. (a) (b)	23	1,514
OneSpaWorld Holdings Limited (a) (b)	18	300
O'Reilly Automotive, Inc. (a)	31	13,628
Oxford Industries Inc.	7	522
Papa John's International Inc.	9	548
Party City Holdco Inc. (a) (b)	26	60
Penn National Gaming Inc. (a)	45	1,141
Penske Automotive Group, Inc.	15	757
PetMed Express Inc. (b)	9	215
Planet Fitness, Inc. - Class A (a)	34	2,557
Playa Hotels & Resorts N.V. (a)	26	218
PlayAGS, Inc. (a)	11	135
Polaris Industries Inc.	24	2,405
Pool Corporation	16	3,467
Pulte Homes Inc.	105	4,090
PVH Corp.	30	3,178
Quotient Technology Inc. (a)	31	305
Qurate Retail, Inc. - Class A (a)	156	1,311
Ralph Lauren Corp. - Class A	21	2,482
RealReal Inc/The (a) (b)	8	156
Red Robin Gourmet Burgers, Inc. (a)	6	190
Red Rock Resorts, Inc. - Class A	28	669
Regis Corp. (a)	11	199
Rent-A-Center, Inc.	19	547
Revolve Group - Class A (a) (b)	5	97
RH (a) (b)	7	1,432
Ross Stores Inc.	148	17,261
Royal Caribbean Cruises Ltd.	72	9,635
Ruth's Hospitality Group Inc.	11	236
Sally Beauty Holdings, Inc. (a)	48	883
Scientific Games Corporation - Class A (a)	21	553
Seaworld Entertainment, Inc. (a)	21	667
Service Corp. International	74	3,388
ServiceMaster Holding Corporation (a)	55	2,128
Shake Shack Inc. - Class A (a) (b)	11	676
Shoe Carnival Inc. (b)	5	185
	Shares/Par[1]	Value ($)
Shutterstock Inc. (a)	8	364
Signet Jewelers Limited	22	472
Six Flags Operations Inc.	31	1,398
Skechers U.S.A. Inc. - Class A (a)	54	2,324
Skyline Corp. (a)	21	661
Sleep Number Corporation (a)	12	589
Sonic Automotive, Inc. - Class A	10	315
Sonos, Inc. (a)	9	138
Stamps.com Inc. (a)	7	548
Standard Motor Products Inc.	8	423
Starbucks Corporation	486	42,708
Steven Madden Ltd.	33	1,429
Stitch Fix, Inc. - Class A (a) (b)	19	494
Stoneridge, Inc. (a)	12	350
Strategic Education, Inc.	9	1,439
Sturm Ruger & Co. Inc.	7	326
Tapestry Inc.	116	3,127
Target Corporation	207	26,576
Taylor Morrison Home II Corporation - Class A (a)	41	905
Tempur Sealy International, Inc. (a)	19	1,628
Tenneco Inc.	20	267
Tesla Inc. (a)	55	22,809
Texas Roadhouse Inc.	27	1,527
The Goodyear Tire & Rubber Company	93	1,450
The Home Depot, Inc.	445	97,079
The Michaels Companies, Inc. (a) (b)	38	310
The Wendy's Company	75	1,673
Thor Industries Inc.	23	1,688
Tiffany & Co.	44	5,915
TJX Cos. Inc.	491	29,950
Toll Brothers Inc.	55	2,183
TopBuild Corp. (a)	14	1,454
Tractor Supply Co.	48	4,531
TRI Pointe Homes, Inc. (a)	57	891
Tupperware Brands Corp.	21	181
Twin River Worldwide Holdings, Inc.	11	276
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23	5,738
Under Armour Inc. - Class A (a) (b)	76	1,637
Under Armour Inc. - Class C (a)	80	1,534
Unifi Inc. (a)	5	124
Universal Electronics Inc. (a)	5	279
Urban Outfitters Inc. (a)	25	698
Vail Resorts, Inc.	16	3,930
Veoneer, Inc. (a) (b)	44	686
Vera Bradley, Inc. (a)	9	111
VF Corp.	137	13,700
Vista Outdoor Inc. (a)	25	190
Visteon Corporation (a) (b)	12	1,005
Wayfair Inc. - Class A (a) (b)	25	2,249
Whirlpool Corporation	26	3,820
William Lyon Homes - Class A (a)	13	253
Williams-Sonoma Inc.	31	2,311
Wingstop Inc.	12	1,031
Winmark Corp.	1	220
Winnebago Industries Inc. (b)	12	642
Wolverine World Wide, Inc.	34	1,149
WW International, Inc. (a)	19	745
Wyndham Destinations, Inc.	37	1,927
Wyndham Hotels & Resorts, Inc.	39	2,438
Wynn Resorts Ltd.	39	5,482
YETI Holdings, Inc. (a) (b)	16	544
Yum! Brands, Inc.	124	12,454
Zumiez Inc. (a)	8	291
		1,312,696
Information Technology 0.0%
The Rubicon Project, Inc. (a)	18	143
Total Common Stocks (cost $968,021)		1,312,839
RIGHTS 0.0%
Dyax Corp. (a) (c)	27	1
Total Rights (cost $0)		1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

2

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	14,743	14,743
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	2,459	2,459
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (f) (g)	163	163
Total Short Term Investments (cost $17,365)		17,365
Total Investments 101.1% (cost $985,386)		1,330,205
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (1.1)%		(15,084)
Total Net Assets 100.0%		1,315,125

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.6%
Energy 99.6%
Antero Midstream Corporation (a)	192	1,457
Antero Resources Corporation (b)	219	625
Apache Corporation	310	7,942
Apergy Corporation (b)	64	2,179
Arch Coal, Inc. - Class A (a)	13	903
Archrock, Inc.	111	1,117
Baker Hughes Co. - Class A	521	13,361
Berry Petroleum Company, LLC (a)	53	501
Bonanza Creek Energy, Inc. (b)	13	307
Brigham Minerals, Inc. - Class A	21	458
Cabot Oil & Gas Corp.	344	5,985
Cactus Inc. - Class A	39	1,352
California Resources Corporation (a) (b)	38	346
Callon Petroleum Company (a) (b)	328	1,583
Centennial Resource Development, LLC - Class A (b)	154	713
Cheniere Energy, Inc. (b)	192	11,697
Chesapeake Energy Corporation (a) (b)	970	800
Chevron Corporation	1,573	189,581
Cimarex Energy Co.	84	4,383
Clean Energy Fuels Corp. (b)	110	258
CNX Resources Corporation (b)	165	1,464
Concho Resources Inc.	166	14,529
ConocoPhillips	920	59,841
CONSOL Mining Corporation (b)	23	341
Continental Resources Inc.	78	2,687
Contura Energy, Inc. (b)	16	143
Core Laboratories N.V. (a)	37	1,406
CVR Energy, Inc.	24	990
Delek US Holdings, Inc.	63	2,112
Denbury Resources Inc. (a) (b)	380	536
Devon Energy Corporation	336	8,727
Diamond Offshore Drilling, Inc. (a) (b)	60	428
Diamond S Shipping Inc. (b)	15	248
Diamondback Energy, Inc.	127	11,836
DMC Global Inc. (a)	13	572
Dril-Quip Inc. (a) (b)	29	1,381
Enlink Midstream, LLC	223	1,368
EOG Resources, Inc.	481	40,302
EQT Corporation	212	2,314
Equitrans Midstream Corp. (a)	180	2,406
	Shares/Par[1]	Value ($)
Exterran Trinidad LLC (b)	28	215
Extraction Oil & Gas, Inc. (a) (b)	92	196
Exxon Mobil Corporation	3,506	244,654
Frank's International N.V. (b)	78	405
Gran Tierra Energy Inc. (a) (b)	325	419
Green Plains Renewable Energy Inc.	33	506
Gulfport Energy Corp. (b)	134	407
Halliburton Company	723	17,688
Helix Energy Solutions Group, Inc. (b)	116	1,122
Helmerich & Payne Inc.	91	4,112
Hess Corporation	226	15,091
HollyFrontier Corp.	130	6,594
International Seaways, Inc. (b)	17	495
Jagged Peak Energy Inc. (a) (b)	56	475
Kinder Morgan, Inc.	1,689	35,762
Kosmos Energy Ltd.	233	1,328
Laredo Petroleum Holdings Inc. (b)	122	350
Liberty Oilfield Services Inc. - Class A (a)	40	450
Magnolia Oil & Gas Corp. - Class A (a) (b)	100	1,252
Marathon Oil Corporation	669	9,092
Marathon Petroleum Corporation	546	32,888
Matador Resources Co. (a) (b)	93	1,679
Matrix Service Co. (b)	23	532
McDermott International Inc. (a) (b)	152	103
Murphy Oil Corporation (a)	129	3,453
Nabors Industries Ltd (a)	289	831
NACCO Industries Inc. - Class A	2	76
National Oilwell Varco, Inc.	319	7,986
Newpark Resources Inc. (b)	77	486
NexTier Oilfield Solutions Inc. (b)	131	875
Noble Corporation PLC (a) (b)	210	256
Noble Energy, Inc.	395	9,811
Northern Oil and Gas Inc. (a) (b)	170	397
Oasis Petroleum Inc. (b)	244	795
Occidental Petroleum Corporation	742	30,567
Oceaneering International, Inc. (b)	82	1,217
Oil States International Inc. (b)	48	786
ONEOK Inc.	342	25,917
Par Pacific Holdings, Inc. (b)	26	600
Parsley Energy Inc. - Class A	231	4,374
Patterson-UTI Energy Inc.	170	1,784
PBF Energy Inc. - Class A	94	2,936
PDC Energy, Inc. (b)	55	1,440
Peabody Energy Corp.	65	590
Penn Virginia Corporation (b)	9	260
Phillips 66	372	41,429
Pioneer Natural Resources Co.	139	20,988
Plains GP Holdings, L.P. - Class A (b)	143	2,707
Propetro Holding Corp. (b)	71	799
QEP Resources, Inc.	197	887
Range Resources Corporation (a)	176	853
Rattler Midstream LP (b)	33	584
Reg Biofuels, LLC (a) (b)	33	894
REX Stores Corp. (b)	4	364
RPC Inc. (a)	56	291
Schlumberger Ltd.	1,147	46,090
SEACOR Holdings Inc. (b)	15	650
Select Energy Services, Inc. - Class A (b)	52	478
SM Energy Company	90	1,006
Solaris Oilfield Infrastructure, Inc. - Class A (a)	25	357
Southwestern Energy Co. (a) (b)	460	1,113
SRC Energy Inc. (b)	206	851
Tallgrass Energy, LP - Class A (a)	132	2,920
Talos Energy Inc. (b)	18	543
Targa Resources Corp.	192	7,832
TechnipFMC PLC	353	7,566
Tellurian Investments Inc. (a) (b)	82	599
Texas Pacific Land Trust	5	3,951
The Williams Companies, Inc.	1,002	23,761
Tidewater Inc. (b)	28	542
Transocean Ltd. (a) (b)	432	2,969
U.S. Silica Holdings, Inc. (a)	58	354
Valaris PLC - Class A (a)	164	1,077
Valero Energy Corporation	344	32,180
Viper Energy Partners LP	50	1,224

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

3

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
W&T Offshore, Inc. (b)	84	470
Whiting Petroleum Corporation (a) (b)	75	554
World Fuel Services Corp.	55	2,388
WPX Energy, Inc. (b)	347	4,772
Total Common Stocks (cost $1,329,855)		1,084,474
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	14,302	14,302
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	3,526	3,526
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	352	351
Total Short Term Investments (cost $18,179)		18,179
Total Investments 101.3% (cost $1,348,034)		1,102,653
Other Derivative Instruments 0.0%		39
Other Assets and Liabilities, Net (1.3)%		(13,757)
Total Net Assets 100.0%		1,088,935

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Non-income producing security.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.6%
Financials 98.6%
1st Source Corporation	6	319
Affiliated Managers Group, Inc.	16	1,375
AFLAC Incorporated	234	12,360
AG Mortgage Investment Trust, Inc.	10	148
Alleghany Corporation (a)	5	3,652
Allegiance Bancshares, Inc. (a)	4	166
Ally Financial Inc.	124	3,791
Amalgamated Bank - Class A	3	63
Ambac Financial Group, Inc. (a)	15	332
American Equity Investment Life Holding Company	29	869
American Express Company	223	27,740
American Financial Group, Inc.	24	2,682
American International Group, Inc.	275	14,095
American National Insurance Company	3	328
Ameriprise Financial, Inc.	41	6,868
Ameris Bancorp	20	870
Amerisafe, Inc.	6	393
Annaly Capital Management, Inc.	464	4,369
Anworth Mortgage Asset Corporation	33	116
Aon PLC - Class A	74	15,509
Arch Capital Group Ltd. (a)	128	5,507
Ares Management Corporation - Class A	24	874
Argo Group International Holdings, Ltd.	11	705
Arrow Financial Corporation	5	173
Arthur J Gallagher & Co.	59	5,626
Artisan Partners Asset Management Inc. - Class A	16	532
Assetmark Financial Holdings, Inc. (a)	4	124
Associated Banc-Corp	53	1,157
Associated Capital Group Inc. - Class A (b)	1	21
Assurant, Inc.	19	2,536
Assured Guaranty Ltd.	31	1,538
Athene Holding Ltd - Class A (a)	49	2,289
Atlantic Capital Bancshares, Inc. (a)	8	150
Atlantic Union Bankshares Corporation	23	860
AXA Equitable Holdings, Inc.	133	3,306
AXIS Capital Holdings Limited	27	1,606
Axos Financial, Inc. (a)	17	520
B. Riley & Co., LLC	5	127
Banc of California, Inc.	15	257
BancFirst Corporation	6	346
BancorpSouth Bank	32	1,003
	Shares/Par[1]	Value ($)
Bank of America Corporation	2,796	98,475
Bank of Hawaii Corporation	13	1,218
Bank of Marin Bancorp	4	196
Bank OZK	41	1,258
BankUnited, Inc.	31	1,121
Banner Corporation	11	599
Bar Harbor Bankshares	4	106
Berkshire Hathaway Inc. - Class B (a)	416	94,317
Berkshire Hills Bancorp, Inc.	14	449
BGC Partners, Inc. - Class A	86	511
BlackRock, Inc.	37	18,405
Blackstone Group Inc/The	209	11,675
Blackstone Mortgage Trust, Inc. - Class A (b)	40	1,503
Blucora, Inc. (a)	16	417
BOK Financial Corporation	10	903
Boston Private Financial Holdings Inc.	25	304
Bridge Bancorp Inc.	6	187
Brighthouse Financial, Inc. (a)	35	1,384
Brightsphere Investment Group Inc.	27	277
Brookline Bancorp, Inc.	26	431
Brown & Brown Inc.	75	2,958
Bryn Mawr Bank Corp.	6	265
Byline Bancorp, Inc.	6	109
Cadence Bancorporation - Class A	42	761
Camden National Corp.	5	219
Cannae Holdings, Inc. (a)	19	713
Capital City Bank Group Inc.	4	113
Capital One Financial Corporation	149	15,281
Capitol Federal Financial	43	595
Carolina Financial Corp.	7	304
Carter Bank & Trust (a) (b)	7	166
Cathay General Bancorp	24	928
Cboe Global Markets, Inc.	35	4,234
CBTX, Inc.	7	206
Centerstate Bank Corporation	37	924
Central Pacific Financial Corp.	9	252
Century Bancorp Inc. - Class A	1	83
Chubb Limited	144	22,410
Cincinnati Financial Corporation	49	5,183
CIT Group Inc.	31	1,394
Citigroup Inc.	714	57,052
Citizens Financial Group Inc.	142	5,771
Citizens Inc. - Class A (a) (b)	19	125
City Holdings Co.	5	443
CME Group Inc.	113	22,706
CNB Financial Corp.	4	139
CNO Financial Group, Inc.	50	899
Cohen & Steers, Inc.	8	490
Columbia Banking System Inc.	23	948
Columbia Financial, Inc. (a)	19	327
Comerica Inc.	47	3,407
Commerce Bancshares Inc.	33	2,237
Community Bank System Inc. (b)	16	1,138
Community Trust Bancorp Inc.	5	245
ConnectOne Bancorp, Inc.	10	248
Cowen Inc. - Class A (a)	9	140
Crawford & Co. - Class A	5	61
Credit Acceptance Corp. (a)	3	1,464
Cullen/Frost Bankers Inc. (b)	19	1,822
Curo Group Holdings Corp. (a)	5	57
Customers Bancorp, Inc. (a) (b)	9	222
CVB Financial Corp.	35	763
Diamond Hill Investment Group, Inc.	1	160
Dime Community Bancshares Inc.	10	204
Discover Financial Services	101	8,527
Donegal Group Inc. - Class A	2	31
Donnelley Financial Solutions, Inc. (a)	9	98
Dynex Capital, Inc.	7	114
E*TRADE Financial Corp.	76	3,458
Eagle Bancorp Inc.	11	513
East West Bancorp, Inc.	46	2,229
Eaton Vance Corp.	36	1,693
eHealth, Inc. (a)	6	599
Ellington Financial Inc.	11	195
Employer Holdings Inc.	10	425

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

4

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Encore Capital Group Inc. (a) (b)	8	283
Enova International, Inc. (a)	11	260
Enstar Group Limited (a)	4	747
Enterprise Financial Services Corp.	8	398
Equity Bancshares, Inc. - Class A (a)	5	149
Erie Indemnity Company - Class A (b)	8	1,351
Essent Group Ltd.	30	1,558
Evercore Inc. - Class A	13	956
Everest Re Group, Ltd.	13	3,576
Exantas Capital Corp.	9	105
EZCORP, Inc. - Class A (a) (b)	15	106
FactSet Research Systems Inc.	12	3,230
FB Financial Corporation	6	236
FBL Financial Group, Inc. - Class A	3	202
Federal Agricultural Mortgage Corporation - Class C	3	257
Federated Investors, Inc. - Class B	30	975
Fidelity National Financial, Inc.	86	3,922
Fifth Third Bancorp	229	7,038
Financial Institutions Inc.	5	157
First American Financial Corporation	35	2,055
First Bancorp.	9	370
First Bancorp.	69	731
First Bancshares Inc.	6	199
First Busey Corporation	17	460
First Citizens BancShares, Inc. - Class A	2	1,114
First Commonwealth Financial Corporation	32	460
First Community Bancshares, Inc.	4	139
First Defiance Financial Corp.	7	207
First Financial Bancorp.	30	773
First Financial Bancshares, Inc. (b)	40	1,386
First Financial Corporation	3	154
First Foundation Inc.	12	200
First Hawaiian, Inc.	42	1,198
First Horizon National Corporation (b)	99	1,637
First Interstate BancSystem, Inc. - Class A	13	539
First Merchants Corporation	16	646
First Mid Bancshares, Inc.	4	146
First Midwest Bancorp, Inc.	34	786
First Republic Bank	53	6,210
FirstCash, Inc.	14	1,103
Flagstar Bancorp, Inc.	12	461
Flushing Financial Corp.	9	190
FNB Corp.	101	1,286
Focus Financial Partners Inc. - Class A (a)	8	226
Foxconn Interconnect Technology Limited	56	592
Franklin Financial Network, Inc.	5	178
Franklin Resources Inc.	95	2,467
Fulton Financial Corp. (b)	52	914
GAMCO Investors Inc. - Class A	2	45
Genworth Financial, Inc. - Class A (a)	157	693
German American Bancorp Inc.	7	260
Glacier Bancorp, Inc. (b)	27	1,237
Global Indemnity Ltd - Class A	2	57
Globe Life Inc.	33	3,467
Goosehead Insurance, Inc. - Class A (b)	4	161
Granite Point Mortgage Trust Inc.	16	295
Great Southern Bancorp Inc.	3	218
Great Western Bancorp Inc.	18	625
Green Dot Corporation - Class A (a)	15	344
Greenhill & Co. Inc.	6	105
Greenlight Capital Re, Ltd. - Class A (a) (b)	10	96
Hamilton Lane Inc. - Class A	6	365
Hancock Whitney Co.	28	1,239
Hanmi Financial Corp.	10	195
Hanover Insurance Group Inc.	13	1,719
HarborOne Bancorp, Inc. (a)	7	75
HCI Group, Inc.	2	100
Heartland Financial USA, Inc.	10	493
Heritage Commerce Corp.	20	255
Heritage Financial Corporation	11	312
Heritage Insurance Holdings, Inc.	10	126
Hilltop Holdings Inc.	24	590
Home BancShares, Inc.	52	1,016
HomeStreet, Inc. (a)	7	229
HomeTrust Bancshares Inc.	6	166
	Shares/Par[1]	Value ($)
Hope Bancorp, Inc.	40	589
Horace Mann Educators Corp.	13	562
Horizon Bancorp Inc.	12	231
Houlihan Lokey Inc. - Class A	13	623
Huntington Bancshares Incorporated	330	4,973
IberiaBank Corp.	17	1,273
Independence Holding Co.	2	75
Independence Holdings, LLC	26	1,098
Independent Bank Corp.	6	140
Independent Bank Corp.	11	932
Independent Bank Group, Inc.	11	584
Interactive Brokers Group, Inc.	22	1,040
Intercontinental Exchange, Inc.	177	16,377
International Bancshares Corporation	18	754
INTL FCStone Inc. (a)	5	259
Invesco Ltd.	128	2,298
Investors Bancorp, Inc.	73	868
James River Group, Inc.	10	403
Janus Henderson Group PLC	52	1,278
Jefferies Financial Group Inc.	81	1,727
JPMorgan Chase & Co.	1,011	140,944
K.K.R. Co., Inc.	155	4,514
Kearny Financial Corp	28	390
Kemper Corp.	18	1,369
KeyCorp	317	6,409
Kinsale Capital Group, Inc.	6	636
Ladder Capital Corp - Class A	29	532
Ladenburg Thalmann Financial Services Inc.	35	123
Lakeland Bancorp Inc.	15	265
Lakeland Financial Corp.	8	399
Legg Mason, Inc.	27	981
LendingClub Corporation (a)	20	252
LendingTree, Inc. (a) (b)	2	728
Lincoln National Corporation	64	3,754
Live Oak Bancshares, Inc.	7	134
Loews Corp.	86	4,507
LPL Financial Holdings Inc.	26	2,431
Luther Burbank Corporation	6	67
M&T Bank Corporation	40	6,790
Markel Corporation (a)	4	5,015
MarketAxess Holdings Inc.	12	4,521
Marsh & McLennan Companies, Inc.	160	17,813
MBIA Inc. (a)	28	258
Mercantile Bank Corp.	5	197
Merchants Bancorp, Inc.	3	59
Mercury General Corp.	9	446
Meridian Bancorp, Inc.	17	331
Meta Financial Group, Inc.	10	374
MetLife, Inc.	251	12,805
MFA Financial, Inc.	140	1,074
MGIC Investment Corp.	111	1,570
Midland States Bancorp Inc.	8	219
MidWestOne Financial Group Inc.	4	156
Moelis & Company LLC - Class A	15	489
Moody's Corp.	54	12,759
Morgan Stanley	392	20,014
Morningstar Inc.	6	925
Mr. Cooper Group Inc. (a)	22	278
MSCI Inc.	27	6,922
NASDAQ Inc.	37	3,924
National Bank Holdings Corp. - Class A	9	318
National General Holdings Corp.	21	473
National Western Life Group Inc. - Class A	1	231
Navient Corporation	66	903
NBT Bancorp Inc.	15	589
Nelnet, Inc. - Class A	7	382
New York Community Bancorp Inc.	147	1,771
Nicolet Bankshares, Inc. (a)	3	232
NMI Holdings Inc. - Class A (a)	22	739
Northern Trust Corp.	64	6,837
Northfield Bancorp Inc.	13	226
Northwest Bancshares Inc.	31	512
OceanFirst Financial Corp.	16	409
Ocwen Financial Corp. (a)	36	50
OFG Bancorp	17	404

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

5

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Old National Bancorp	49	899
Old Republic International Corp.	91	2,032
On Deck Capital Inc. (a)	11	47
Opus Bank	8	209
Origin Bancorp, Inc.	6	227
Pacific Premier Bancorp, Inc.	17	564
PacWest Bancorp	37	1,423
Palomar Holdings, Inc. (a)	3	169
Park National Corp.	5	485
Peapack Gladstone Financial Corp.	5	166
PennyMac Financial Services, Inc.	20	674
Peoples Bancorp Inc.	6	207
People's United Financial Inc.	139	2,357
People's Utah Bancorp	6	174
Pinnacle Financial Partners, Inc.	23	1,500
Piper Jaffray Cos.	4	358
PJT Partners Inc. - Class A	7	299
Popular Inc.	31	1,811
Preferred Bank	5	304
Primerica, Inc.	13	1,740
Principal Financial Group, Inc.	89	4,870
ProAssurance Corporation	17	630
Progressive Corp.	185	13,402
Prosight Global, Inc. (a)	3	51
Prosperity Bancshares Inc.	30	2,173
Provident Financial Services, Inc.	20	484
Prudential Financial Inc.	127	11,892
Pzena Investment Management, Inc. - Class A	4	36
QCR Holdings, Inc.	5	213
Radian Group Inc.	64	1,600
Raymond James Financial Inc.	39	3,520
Regions Financial Corporation	317	5,441
Reinsurance Group of America, Incorporated	20	3,261
RenaissanceRe Holdings Ltd	14	2,731
Renasant Corporation	15	519
Republic Bancorp Inc. - Class A	4	175
Republic First Bancorp Inc. (a)	19	78
RLI Corp.	12	1,064
S&P Global Inc.	78	21,243
S&T Bancorp Inc.	11	456
Safety Insurance Group, Inc.	5	422
Sandy Spring Bancorp Inc.	12	440
Seacoast Banking Corp. of Florida (a)	16	502
SEI Investments Co.	41	2,675
Selective Insurance Group Inc.	19	1,232
ServisFirst Bancshares, Inc.	14	531
Signature Bank	18	2,412
Simmons First National Corp. - Class A	30	793
SLM Corporation	137	1,220
South State Corp.	11	952
Southside Bancshares, Inc.	11	398
State Auto Financial Corp.	6	193
State Street Corporation	118	9,350
Sterling Bancorp	64	1,349
Sterling Bancorp, Inc.	6	52
Stewart Information Services Corp.	8	323
Stifel Financial Corp.	22	1,345
Stock Yards Bancorp Inc.	7	299
SVB Financial Group (a)	16	4,111
Synchrony Financial	188	6,774
Synovus Financial Corp.	49	1,937
T. Rowe Price Group, Inc.	74	9,068
TCF Financial Corporation	49	2,275
TD Ameritrade Holding Corporation	87	4,341
Texas Capital Bancshares, Inc. (a)	16	909
TFS Financial Corporation (b)	18	348
The Allstate Corporation	104	11,680
The Bancorp, Inc. (a)	15	189
The Bank of New York Mellon Corporation (c)	268	13,478
The Charles Schwab Corporation	372	17,670
The First of Long Island Corporation	9	214
The Goldman Sachs Group, Inc.	102	23,506
The Hartford Financial Services Group, Inc.	114	6,956
The PNC Financial Services Group, Inc.	141	22,452
The PRA Group, Inc. (a)	14	512
	Shares/Par[1]	Value ($)
The Travelers Companies, Inc.	82	11,251
Third Point Reinsurance Ltd. (a)	25	260
Tompkins Financial Corp.	4	407
TowneBank	22	620
TPG RE Finance Trust, Inc.	15	306
Tradeweb Markets Inc. - Class A	21	959
Trico Bancshares	8	330
Tristate Capital Holdings, Inc. (a)	6	163
Triumph Bancorp, Inc. (a)	8	311
Truist Financial Corporation	424	23,861
Trupanion Inc. (a) (b)	9	328
TrustCo Bank Corp.	30	258
Trustmark Corp.	20	675
Two Harbors Investment Corp.	88	1,290
U.S. Bancorp	473	28,045
UMB Financial Corp.	15	1,036
Umpqua Holdings Corp.	69	1,216
United Bankshares Inc. (b)	33	1,267
United Community Banks, Inc.	25	776
United Community Financial Corp.	17	201
United Fire Group Inc.	7	302
United Insurance Holdings Corp.	6	79
Universal Insurance Holdings, Inc. (b)	11	302
Univest Financial Corporation	9	228
Unum Group	65	1,907
Valley National Bancorp	120	1,372
Veritex Holdings Inc.	13	389
Victory Capital Holdings, Inc. - Class A (b)	4	88
Virtu Financial Inc. - Class A (b)	15	236
Virtus Partners, Inc.	2	253
Voya Financial, Inc.	45	2,721
W. R. Berkley Corporation	46	3,187
Waddell & Reed Financial Inc. - Class A (b)	23	377
Walker & Dunlop, Inc.	9	601
Washington Federal Inc.	25	918
Washington Trust Bancorp, Inc.	5	245
Waterstone Financial, Inc.	9	165
Watford Holdings Ltd. (a)	6	152
Webster Financial Corp.	30	1,582
Wells Fargo & Company	1,323	71,196
WesBanco Inc.	20	765
Westamerica Bancorp	8	568
Western Alliance Bancorp (b)	31	1,756
Westwood Holdings Group Inc.	3	89
White Mountains Insurance Group Ltd	1	1,129
Willis Towers Watson Public Limited Company	41	8,265
Wintrust Financial Corporation	18	1,278
WisdomTree Investments, Inc.	36	175
World Acceptance Corp. (a) (b)	2	177
WSFS Financial Corp.	16	682
Zions Bancorp	56	2,921
		1,335,493
Real Estate 1.0%
AGNC Investment Corp.	174	3,071
Apollo Commercial Real Estate Finance, Inc.	47	856
Arbor Realty Trust, Inc. (b)	27	382
Ares Commercial Real Estate Corporation (b)	8	131
ARMOUR Residential REIT, Inc. (b)	19	338
Capstead Mortgage Corporation	32	253
Chimera Investment Corporation (b)	60	1,236
Colony Credit Real Estate, Inc. - Class A	28	368
Invesco Mortgage Capital Inc.	46	767
KKR Real Estate Finance Trust Inc. (b)	7	139
New Residential Investment Corp.	131	2,118
New York Mortgage Trust Inc.	86	538
PennyMac Mortgage Investment Trust	28	624
Ready Capital Corporation	10	157
Redwood Trust Inc.	36	600
Starwood Property Trust, Inc.	88	2,194
Western Asset Mortgage Capital Corporation	15	157
		13,929
Total Common Stocks (cost $1,017,119)		1,349,422

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

6

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
NewStar Financial, Inc. (a) (d)	5	3
Total Rights (cost $1)		3
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (e)	6,776	6,776
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (e)	3,673	3,673
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (f) (g)	282	281
Total Short Term Investments (cost $10,730)		10,730
Total Investments 100.4% (cost $1,027,850)		1,360,155
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net (0.4)%		(5,521)
Total Net Assets 100.0%		1,354,652

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.8%
Health Care 99.8%
Abbott Laboratories	1,322	114,866
AbbVie Inc.	1,106	97,941
ABIOMED, Inc. (a)	34	5,720
Acadia Healthcare Company, Inc. (a) (b)	68	2,249
ACADIA Pharmaceuticals Inc. (a)	81	3,446
Accelerate Diagnostics, Inc. (a) (b)	21	362
Acceleron Pharma Inc. (a)	33	1,740
Achillion Pharmaceuticals, Inc. (a)	94	567
Addus HomeCare Corporation (a)	11	1,050
Adverum Biotechnologies, Inc. (a)	40	460
Aerie Pharmaceuticals, Inc. (a) (b)	34	826
Agenus Inc. (a)	73	298
Agilent Technologies, Inc.	233	19,839
Agios Pharmaceuticals, Inc. (a) (b)	47	2,222
Aimmune Therapeutics, Inc. (a) (b)	29	984
Akcea Therapeutics, Inc. (a) (b)	15	248
Akebia Therapeutics, Inc. (a)	64	403
Akorn, Inc. (a)	76	114
Alexion Pharmaceuticals, Inc. (a)	169	18,236
Align Technology, Inc. (a)	57	15,820
Alkermes Public Limited Company (a)	118	2,405
Allakos Inc. (a) (b)	18	1,743
Allergan Public Limited Company	246	47,050
Allogene Therapeutics, Inc. (a) (b)	19	495
Allscripts Healthcare Solutions, Inc. (a)	129	1,262
Alnylam Pharmaceuticals, Inc. (a)	83	9,596
AMAG Pharmaceuticals, Inc. (a) (b)	26	317
Amedisys, Inc. (a)	24	3,947
AmerisourceBergen Corporation	117	9,979
Amgen Inc.	449	108,312
Amicus Therapeutics, Inc. (a)	191	1,858
AMN Healthcare Services, Inc. (a)	34	2,111
Amneal Pharmaceuticals, Inc. - Class A (a)	70	336
Amphastar Pharmaceuticals, Inc. (a)	25	488
Anaptysbio, Inc. (a)	19	312
AngioDynamics, Inc. (a)	27	428
ANI Pharmaceuticals, Inc. (a)	8	463
	Shares/Par[1]	Value ($)
Anika Therapeutics, Inc. (a)	11	594
Antares Pharma, Inc. (a)	109	513
Anthem, Inc.	191	57,787
Apellis Pharmaceuticals, Inc. (a)	33	998
Apollo Medical Holdings, Inc. (a) (b)	17	316
Arcus Biosciences, Inc. (a)	17	168
Arena Pharmaceuticals, Inc. (a)	38	1,711
ArQule, Inc. (a)	85	1,699
Arrowhead Pharmaceuticals Inc (a)	64	4,052
Arvinas, Inc. (a)	16	650
Assembly Biosciences, Inc. (a)	16	332
Atara Biotherapeutics, Inc. (a)	33	541
Athenex, Inc. (a) (b)	36	556
AtriCure, Inc. (a)	30	990
Atrion Corporation (b)	1	874
Audentes Therapeutics, Inc. (a)	29	1,738
Avanos Medical, Inc. (a)	36	1,202
AVROBIO, Inc. (a)	19	378
AxoGen, Inc. (a) (b)	25	452
Axonics Modulation Technologies, Inc. (a) (b)	12	340
Axsome Therapeutics, Inc. (a) (b)	18	1,887
Baxter International Inc.	364	30,445
Becton, Dickinson and Company	203	55,074
BioCryst Pharmaceuticals, Inc. (a)	110	380
BioDelivery Sciences International, Inc. (a)	59	371
Biogen Inc. (a)	138	40,920
Biohaven Pharmaceutical Holding Company Ltd. (a)	32	1,724
BioMarin Pharmaceutical Inc. (a)	134	11,329
Bio-Rad Laboratories, Inc. - Class A (a)	17	6,166
BioSpecifics Technologies Corp. (a)	5	275
Bio-Techne Corporation	28	6,232
BioTelemetry, Inc. (a) (b)	27	1,244
Bluebird Bio, Inc. (a) (b)	41	3,601
Blueprint Medicines Corporation (a)	36	2,852
Boston Scientific Corporation (a)	1,044	47,216
Bristol-Myers Squibb Company	1,754	112,604
Brookdale Senior Living Inc. (a)	121	879
Bruker Corp.	81	4,121
Cantel Medical Corp. (b)	29	2,028
Cara Therapeutics, Inc. (a) (b)	29	469
Cardinal Health, Inc.	222	11,246
Cardiovascular Systems Inc. (a)	27	1,333
Caredx, Inc. (a)	29	635
Catalent Inc. (a)	110	6,195
Catalyst Pharmaceuticals, Inc. (a)	72	272
Centene Corporation (a)	310	19,517
Cerner Corp.	239	17,560
Cerus Corporation (a)	104	438
Change Healthcare Inc. (a) (b)	36	596
Charles River Laboratories International Inc. (a)	36	5,508
Chemed Corporation	12	5,228
ChemoCentryx, Inc. (a)	28	1,109
Cigna Holding Company	282	57,751
Codexis, Inc. (a) (b)	38	612
Coherus Biosciences, Inc. (a)	40	726
Collegium Pharmaceutical, Inc. (a)	17	354
Community Health Systems Inc. (a)	72	208
Computer Programs & Systems Inc.	11	277
Conmed Corp.	21	2,369
Cooper Cos. Inc.	37	11,838
Corcept Therapeutics Inc. (a)	77	928
Corvel Corp. (a)	8	722
Covetrus, Inc. (a) (b)	79	1,042
Crinetics Pharmaceuticals, Inc. (a) (b)	8	190
CRISPR Therapeutics AG (a) (b)	21	1,257
Cross Country Healthcare Inc. (a)	29	338
CryoLife Inc. (a)	29	793
Cryoport, Inc. (a) (b)	26	427
Cutera Inc. (a)	8	296
CVS Health Corporation	975	72,432
Cyclerion Therapeutics, Inc. (a)	11	30
Cymabay Therapeutics, Inc. (a)	47	92
Cytokinetics, Incorporated (a) (b)	37	391
Cytomx Therapeutics, Inc. (a)	37	309
Danaher Corporation	468	71,847

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

7

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
DaVita Inc. (a)	78	5,869
Deciphera Pharmaceuticals, Inc. (a)	19	1,168
Denali Therapeutics Inc. (a) (b)	49	854
Dentsply Sirona Inc.	169	9,543
Dermira, Inc. (a) (b)	35	531
DexCom Inc. (a)	69	14,986
Dicerna Pharmaceuticals, Inc. (a)	40	891
Diplomat Pharmacy, Inc. (a)	42	170
Dynavax Technologies Corporation (a) (b)	48	277
Eagle Pharmaceuticals Inc. (a)	8	466
Editas Medicine, Inc. (a)	34	1,007
Edwards Lifesciences Corporation (a)	155	36,268
Eidos Therapeutics, Inc. (a) (b)	6	331
Elanco Animal Health (a)	267	7,859
Eli Lilly & Co.	650	85,434
Emergent BioSolutions Inc. (a)	33	1,761
Enanta Pharmaceuticals, Inc. (a)	11	683
Encompass Health Corporation	74	5,111
Endo International Public Limited Company (a)	164	767
Envista Holdings Corporation (a)	89	2,644
Epizyme, Inc. (a)	56	1,388
Esperion Therapeutics, Inc. (a) (b)	19	1,129
Evolent Health, Inc. - Class A (a)	56	504
Evolus, Inc. (a) (b)	17	206
Exact Sciences Corporation (a)	110	10,168
Exelixis, Inc. (a)	229	4,032
Fate Therapeutics, Inc. (a)	40	781
FibroGen, Inc. (a)	59	2,518
Flexion Therapeutics, Inc. (a) (b)	25	519
Fluidigm Corporation (a)	54	188
Forty Seven, Inc. (a)	20	787
G1 Therapeutics, Inc. (a)	18	468
GenMark Diagnostics, Inc. (a)	40	194
Geron Corp. (a) (b)	138	187
Gilead Sciences, Inc.	947	61,553
Glaukos Corp. (a)	30	1,635
Global Blood Therapeutics, Inc. (a)	42	3,363
Globus Medical Inc. - Class A (a)	58	3,425
Gossamer Bio, Inc. (a) (b)	15	242
Guardant Health, Inc. (a)	28	2,179
Haemonetics Corp. (a)	38	4,350
Halozyme Therapeutics, Inc. (a)	98	1,730
Hanger, Inc. (a)	26	725
HCA Healthcare, Inc.	204	30,160
HealthEquity, Inc. (a)	53	3,915
Healthstream, Inc. (a)	21	577
Henry Schein Inc. (a) (b)	111	7,380
Heron Therapeutics, Inc. (a) (b)	65	1,518
Heska Corporation (a)	6	542
Hill-Rom Holdings Inc.	50	5,675
HMS Holdings Corp. (a)	65	1,934
Hologic Inc. (a)	201	10,475
Homology Medicines, Inc. (a)	12	252
Horizon Therapeutics Public Limited Company (a)	138	4,986
Humana Inc.	101	37,173
ICU Medical, Inc. (a)	15	2,799
IDEXX Laboratories, Inc. (a)	65	16,872
Illumina, Inc. (a)	110	36,454
ImmunoGen, Inc. (a)	130	661
Immunomedics Inc. (a)	114	2,406
Incyte Corporation (a)	137	11,979
Innoviva, Inc. (a)	58	825
Inogen, Inc. (a)	15	992
Inovalon Holdings, Inc. - Class A (a) (b)	47	891
Insmed Inc. (a)	63	1,499
Inspire Medical Systems Inc. (a)	9	686
Insulet Corporation (a)	45	7,741
Integer Holdings Corporation (a)	24	1,960
Integra LifeSciences Holdings Corp. (a)	53	3,110
Intellia Therapeutics, Inc. (a) (b)	25	367
Intercept Pharmaceuticals, Inc. (a) (b)	19	2,325
Intersect ENT, Inc. (a)	24	589
Intra-Cellular Therapies, Inc. (a) (b)	35	1,194
Intrexon Corporation (a) (b)	40	219
Intuitive Surgical, Inc. (a)	86	51,026
	Shares/Par[1]	Value ($)
Invitae Corporation (a) (b)	63	1,017
Ionis Pharmaceuticals Inc. (a)	99	5,967
Iovance Biotherapeutics Inc. (a)	82	2,257
IQVIA Inc. (a)	125	19,323
iRhythm Technologies Inc. (a) (b)	19	1,300
Ironwood Pharmaceuticals, Inc. - Class A (a)	122	1,628
Jazz Pharmaceuticals Public Limited Company (a)	43	6,371
Johnson & Johnson	1,975	288,128
Karyopharm Therapeutics Inc. (a) (b)	37	710
Kodiak Sciences, Inc. (a)	17	1,209
Krystal Biotech, Inc. (a)	10	528
Kura Operations, Inc. (a)	28	386
Laboratory Corporation of America Holdings (a)	73	12,421
Lannett Co. Inc. (a) (b)	24	208
Lantheus Holdings Inc. (a)	28	571
LeMaitre Vascular Inc.	14	510
Lexicon Pharmaceuticals, Inc. (a) (b)	36	151
LHC Group, Inc. (a)	23	3,132
Ligand Pharmaceuticals Incorporated (a) (b)	15	1,514
LivaNova PLC (a)	36	2,725
Luminex Corporation	33	768
MacroGenics Inc. (a)	33	363
Madrigal Pharmaceuticals Inc. (a)	6	588
Magellan Health Services Inc. (a)	17	1,366
Masimo Corp. (a)	38	6,025
McKesson Corporation	139	19,225
Medicines Co. (a) (b)	59	5,046
Mednax, Inc. (a)	66	1,844
Medpace Holdings, Inc. (a)	22	1,813
Medtronic Public Limited Company	1,004	113,890
MeiraGTx Holdings plc (a)	10	209
Merck & Co., Inc.	1,916	174,265
Meridian Bioscience Inc.	33	322
Merit Medical Systems Inc. (a)	43	1,338
Mesa Laboratories, Inc.	3	731
Mettler-Toledo International Inc. (a)	18	14,663
Mirati Therapeutics, Inc. (a)	19	2,467
Molina Healthcare, Inc. (a)	45	6,043
Momenta Pharmaceuticals, Inc. (a)	67	1,331
Mylan Holdings Ltd. (a)	388	7,806
Myokardia, Inc. (a) (b)	33	2,414
Myovant Sciences Ltd. (a)	30	466
Myriad Genetics, Inc. (a)	56	1,517
NanoString Technologies, Inc. (a) (b)	25	706
Natera, Inc. (a)	38	1,271
National Healthcare Corp.	9	781
National Research Corp. - Class A	10	646
Natus Medical Inc. (a)	27	882
Nektar Therapeutics (a) (b)	132	2,855
Neogen Corp. (a)	39	2,551
Neogenomics, Inc. (a)	75	2,184
Neurocrine Biosciences, Inc. (a)	65	7,037
Nevro Corp. (a)	23	2,681
Nextgen Healthcare Inc. (a)	40	642
Novocure Limited (a)	59	4,964
NuVasive Inc. (a)	39	3,032
Odonate Therapeutics, Inc. (a)	12	383
Omeros Corporation (a) (b)	36	503
Omnicell, Inc. (a)	32	2,575
OPKO Health, Inc. (a) (b)	264	388
OptiNose, Inc. (a) (b)	8	74
Option Care Health, Inc. (a)	102	382
Orasure Technologies, Inc. (a)	50	402
Orthofix Medical Inc. (a)	14	643
Orthopediatrics Corp. (a) (b)	7	324
Owens & Minor Inc.	46	237
Pacific Biosciences of California, Inc. (a)	105	541
Pacira Biosciences, Inc. (a)	28	1,287
Patterson Cos. Inc.	68	1,392
PDL BioPharma, Inc. (a)	74	240
Pennant Group Inc/The (a)	20	652
Penumbra, Inc. (a) (b)	23	3,839
PerkinElmer Inc.	82	8,000
Perrigo Company Public Limited Company	96	4,940
PetIQ, Inc. - Class A (a) (b)	15	367

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

8

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Pfizer Inc.	4,139	162,168
Phibro Animal Health Corporation - Class A	15	381
Phreesia, Inc. (a) (b)	8	208
Portola Pharmaceuticals, Inc. (a)	55	1,324
PRA Health Sciences, Inc. (a)	47	5,267
Premier Healthcare Solutions, Inc. - Class A (a)	47	1,780
Prestige Consumer Healthcare Inc. (a)	39	1,569
Principia Biopharma Inc. (a)	14	778
Progenics Pharmaceuticals Inc. (a)	73	372
Prothena Corporation Public Limited Company (a)	32	509
Providence Services Corp. (a)	8	475
PTC Therapeutics, Inc. (a)	39	1,889
Puma Biotechnology, Inc. (a) (b)	24	207
Quanterix Corporation (a) (b)	7	164
Quest Diagnostics Incorporated	101	10,812
Quidel Corporation (a)	27	2,041
Quotient Limited (a)	53	499
R1 RCM Inc. (a)	65	840
RA Pharmaceuticals, Inc. (a)	21	1,001
Radius Health Inc. (a)	34	690
RadNet Inc. (a)	33	667
Reata Pharmaceuticals, Inc. - Class A (a) (b)	14	2,954
Regeneron Pharmaceuticals, Inc. (a)	61	22,806
Regenxbio Inc. (a) (b)	25	1,022
Repligen Corporation (a)	35	3,212
ResMed Inc.	108	16,710
Retrophin Inc. (a)	30	420
Revance Therapeutics Inc. (a) (b)	30	481
Rhythm Pharmaceuticals, Inc. (a)	21	475
Rigel Pharmaceuticals Inc. (a) (b)	117	250
Rocket Pharmaceuticals, Ltd. (a) (b)	24	535
Rubius Therapeutics, Inc. (a) (b)	25	238
Sage Therapeutics Inc. (a)	39	2,797
Sangamo Therapeutics Inc. (a)	83	698
Sarepta Therapeutics, Inc. (a)	55	7,160
Scholar Rock Holding Corporation (a)	9	122
Seattle Genetics Inc. (a)	89	10,124
Select Medical Holdings Corporation (a)	87	2,037
Shockwave Medical, Inc. (a) (b)	5	224
SIGA Technologies, Inc. (a) (b)	38	183
Silk Road Medical, Inc. (a)	13	541
Simulations Plus Inc.	9	260
Solid Biosciences Inc. (a) (b)	14	63
Spectrum Pharmaceuticals, Inc. (a)	77	280
Staar Surgical Co. (a)	24	857
Stemline Therapeutics, Inc. (a)	34	357
Steris Limited	64	9,713
Stoke Therapeutics, Inc. (a)	6	169
Stryker Corporation	253	53,023
Supernus Pharmaceuticals Inc. (a)	38	902
SurModics Inc. (a)	11	450
Symbion, Inc. (a)	11	168
Syneos Health, Inc. - Class A (a)	47	2,798
Tabula Rasa HealthCare Inc. (a) (b)	13	616
Tactile Systems Technology, Inc. (a)	12	820
Tandem Diabetes Care Inc. (a)	40	2,355
Teladoc Health, Inc. (a) (b)	52	4,322
Teleflex Incorporated	35	13,082
Tenet Healthcare Corporation (a)	65	2,468
TG Biologics, Inc. (a) (b)	51	569
The Ensign Group, Inc.	36	1,645
TherapeuticsMD, Inc. (a) (b)	166	402
Theravance Biopharma, Inc. (a)	30	772
Thermo Fisher Scientific Inc.	300	97,339
Tilray, Inc. (a) (b)	19	323
Tivity Health, Inc. (a) (b)	34	689
Translate Bio, Inc. (a)	15	124
Tricida, Inc. (a) (b)	13	503
Triple-S Management Corp. - Class B (a)	19	360
Turning Point Therapeutics, Inc. (a)	13	813
Twist Bioscience Corporation (a)	4	92
U. S. Physical Therapy, Inc.	10	1,101
Ultragenyx Pharmaceutical Inc. (a)	41	1,765
uniQure N.V. (a)	26	1,898
United Therapeutics Corporation (a)	32	2,856
	Shares/Par[1]	Value ($)
UnitedHealth Group Incorporated	709	208,499
Universal Health Services Inc. - Class B	61	8,812
Vanda Pharmaceuticals Inc. (a)	39	642
Varex Imaging Corporation (a)	30	908
Varian Medical Systems, Inc. (a)	68	9,704
Veeva Systems Inc. - Class A (a)	98	13,725
Veracyte, Inc. (a)	34	957
Vericel Corporation (a) (b)	33	567
Vertex Pharmaceuticals Incorporated (a)	192	42,125
ViewRay, Inc. (a) (b)	40	170
Viking Therapeutics, Inc. (a) (b)	51	407
Vocera Communications, Inc. (a)	23	483
Voyager Therapeutics, Inc. (a)	18	245
Waters Corp. (a)	50	11,733
Wave Life Sciences Ltd. (a) (b)	15	123
WellCare Health Plans, Inc. (a)	38	12,440
West Pharmaceutical Services Inc.	55	8,275
Wright Medical Group N.V. (a)	91	2,769
Xencor, Inc. (a) (b)	37	1,263
Y-mAbs Therapeutics, Inc. (a)	15	475
Zimmer Biomet Holdings, Inc.	154	23,065
ZIOPHARM Oncology, Inc. (a) (b)	108	508
Zoetis Inc. - Class A	357	47,315
Zogenix, Inc. (a)	30	1,550
		3,346,441
Information Technology 0.0%
Health Catalyst, Inc. (a) (b)	7	231
Total Common Stocks (cost $2,392,724)		3,346,672
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b) (c)	45	41
Total Rights (cost $0)		41
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	25,291	25,291
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	3,613	3,613
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (f) (g)	351	350
Total Short Term Investments (cost $29,254)		29,254
Total Investments 100.7% (cost $2,421,978)		3,375,967
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net (0.7)%		(24,756)
Total Net Assets 100.0%		3,351,229

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.9%
Information Technology 99.1%
2U, Inc. (a)	28	667
3D Systems Corporation (a) (b)	55	483
8x8, Inc. (a)	45	827
A10 Networks, Inc. (a)	26	182
Acacia Communications, Inc. (a)	15	1,010
Accenture Public Limited Company - Class A	310	65,321
ACI Worldwide, Inc. (a)	56	2,124
Adobe Inc. (a)	237	78,041

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

9

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Ads Alliance Data Systems Inc.	22	2,494
ADTRAN, Inc.	23	229
Advanced Micro Devices, Inc. (a)	501	22,978
Agilysys, Inc. (a)	8	207
Akamai Technologies, Inc. (a)	80	6,883
Alarm.Com Holdings, Inc. (a)	19	814
Alpha and Omega Semiconductor Limited (a)	9	126
Altair Engineering Inc. - Class A (a) (b)	17	596
Alteryx, Inc. - Class A (a) (b)	24	2,355
Ambarella Inc. (a)	16	980
American Software, Inc. - Class A	11	161
Amkor Technology, Inc. (a)	52	680
Amphenol Corporation - Class A	146	15,821
Analog Devices, Inc.	180	21,356
Anaplan, Inc. (a)	45	2,360
Anixter International Inc. (a)	15	1,418
ANSYS, Inc. (a)	41	10,517
AppFolio, Inc. - Class A (a)	7	755
Appian Corporation - Class A (a) (b)	11	419
Apple Inc.	2,199	645,856
Applied Materials, Inc.	452	27,586
Arista Networks, Inc. (a)	26	5,289
Arlo Technologies, Inc. (a)	38	158
Arrow Electronics, Inc. (a)	42	3,588
Aspen Technology, Inc. (a)	34	4,160
Autodesk, Inc. (a)	107	19,554
Automatic Data Processing, Inc.	212	36,171
Avaya Holdings Corp. (a)	53	718
Avnet, Inc.	51	2,178
AVX Corporation	25	503
Axcelis Technologies, Inc. (a)	16	378
Badger Meter, Inc. (b)	14	916
Belden Inc.	22	1,184
Benchmark Electronics, Inc.	23	775
Benefitfocus.Com, Inc. (a)	15	335
Black Knight, Inc. (a)	72	4,632
Blackbaud, Inc.	24	1,873
Blackline, Inc. (a)	19	988
Booz Allen Hamilton Holding Corporation - Class A	68	4,827
Bottomline Technologies Inc. (a)	21	1,100
Box, Inc. - Class A (a)	65	1,092
Broadcom Inc.	194	61,185
Broadridge Financial Solutions, Inc.	56	6,967
Brooks Automation Inc.	34	1,436
Cabot Microelectronics Corporation	14	2,012
CACI International Inc. - Class A (a)	12	2,991
Cadence Design Systems Inc. (a)	138	9,576
CalAmp Corp. (a)	16	149
Cardtronics PLC - Class A (a)	22	997
Casa Systems, Inc. (a)	14	59
Cass Information Systems, Inc.	7	413
CDK Global, Inc.	60	3,258
CDW Corp.	71	10,130
Ceridian HCM Holding Inc. (a)	20	1,378
CEVA Inc. (a)	11	288
ChannelAdvisor Corp. (a)	9	86
Ciena Corp. (a)	74	3,163
Cirrus Logic Inc. (a)	30	2,436
Cisco Systems, Inc.	2,086	100,037
Cision Ltd. (a)	36	360
Citrix Systems Inc.	63	7,027
Cloudera, Inc. (a) (b)	106	1,229
Cognex Corp.	84	4,683
Cognizant Technology Solutions Corp. - Class A	271	16,796
Coherent Inc. (a)	12	1,958
Cohu Inc. (b)	20	450
CommScope Holding Company, Inc. (a)	93	1,321
CommVault Systems Inc. (a)	21	939
Comtech Telecommunications Corp.	11	407
Conduent Inc. (a)	87	538
CoreLogic, Inc. (a)	39	1,714
Cornerstone OnDemand, Inc. (a)	25	1,437
Corning Incorporated	380	11,060
Coupa Software Incorporated (a)	28	4,113
Cree, Inc. (a)	51	2,372
	Shares/Par[1]	Value ($)
CSG Systems International, Inc.	16	840
CTS Corp.	15	457
Cypress Semiconductor Corp.	177	4,127
Daktronics Inc.	18	111
Dell Technology, Inc. - Class C (a)	76	3,914
Diebold Nixdorf Inc. (a)	30	321
Digital Turbine USA, Inc. (a)	27	195
Diodes Inc. (a)	19	1,094
DocuSign, Inc. (a)	50	3,680
Dolby Laboratories, Inc.	31	2,144
Domo Inc. (a)	4	95
Dropbox, Inc. - Class A (a)	111	1,982
DXC Technology Company	130	4,899
Ebix Inc. (b)	11	357
EchoStar Corp. - Class A (a)	23	1,017
Elastic NV (a)	13	824
Endurance International Group Holdings, Inc. (a)	29	137
Enphase Energy, Inc. (a) (b)	40	1,046
Entegris, Inc.	65	3,272
Envestnet, Inc. (a) (b)	25	1,738
EPAM Systems, Inc. (a)	27	5,739
ePlus Inc. (a)	7	560
Euronet Worldwide Inc. (a)	26	4,110
Everbridge, Inc. (a)	15	1,191
EVERTEC, Inc.	30	1,019
EVO Payments, Inc. - Class A (a)	21	560
ExlService Holdings Inc. (a)	17	1,154
Extreme Networks, Inc. (a)	57	422
F5 Networks, Inc. (a)	30	4,179
Fabrinet (a)	18	1,145
Fair Isaac Corporation (a)	14	5,290
FARO Technologies Inc. (a)	8	415
Fastly, Inc. - Class A (a) (b)	3	62
Fidelity National Information Services, Inc.	299	41,590
FireEye, Inc. (a)	110	1,818
First Solar, Inc. (a)	38	2,130
Fiserv, Inc. (a)	281	32,511
Fitbit, Inc. - Class A (a) (b)	98	647
Five9 Inc. (a)	31	2,007
FleetCor Technologies Inc. (a)	42	12,100
Flex Ltd. (a)	258	3,256
FLIR Systems Inc.	67	3,482
Forescout Technologies, Inc. (a)	17	547
FormFactor Inc. (a)	36	929
Fortinet, Inc. (a)	72	7,638
Gartner Inc. (a)	44	6,744
Global Payments Inc.	146	26,731
GreenSky, Inc. - Class A (a) (b)	21	188
Guidewire Software, Inc. (a)	40	4,359
Hackett Group Inc.	12	187
Harmonic, Inc. (a)	41	322
Hewlett Packard Enterprise Company	623	9,879
HP Inc.	721	14,818
HubSpot Inc. (a)	20	3,091
Ichor Holdings, Ltd. (a)	9	298
II-VI Incorporated (a) (b)	41	1,395
Impinj, Inc. (a)	6	157
Infinera Corporation (a)	74	588
INPHI Corporation (a)	19	1,415
Insight Enterprises, Inc. (a)	17	1,208
Instructure, Inc. (a)	14	691
Intel Corporation	2,158	129,151
InterDigital Communications, Inc.	17	919
International Business Machines Corporation	432	57,866
International Money Express Inc. (a)	8	100
Intuit Inc.	126	33,106
IPG Photonics Corporation (a) (b)	18	2,642
Itron Inc. (a)	17	1,438
J2 Cloud Services, LLC	24	2,235
Jabil Inc.	69	2,868
Jack Henry & Associates Inc.	37	5,450
Juniper Networks, Inc.	167	4,116
KBR, Inc.	69	2,106
Kemet Corp.	25	676
Keysight Technologies, Inc. (a)	91	9,344

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

10

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Kimball Electronics Group, LLC (a)	11	197
KLA-Tencor Corp.	77	13,668
Knowles Corporation (a)	44	923
Kulicke & Soffa Industries Inc.	33	890
L-1 Secure Credentialing, Inc. (a) (b)	4	145
Lam Research Corp.	70	20,401
Lattice Semiconductor Corp. (a)	62	1,195
Leidos Holdings Inc.	66	6,495
Limelight Networks, Inc. (a)	55	223
Littelfuse Inc.	12	2,324
LivePerson, Inc. (a) (b)	29	1,062
Liveramp, Inc. (a)	33	1,577
LogMeIn, Inc.	25	2,154
Lumentum Holdings Inc. (a)	37	2,940
MACOM Technology Solutions Holdings, Inc. (a)	22	587
Manhattan Associates Inc. (a)	32	2,540
Mantech International Corp. - Class A	13	1,021
Marvell Technology Group Ltd	303	8,052
MasterCard Incorporated - Class A	440	131,302
Maxim Integrated Products, Inc.	134	8,249
MAXIMUS Inc.	31	2,315
MaxLinear, Inc. - Class A (a)	32	670
Medallia, Inc. (a) (b)	9	290
Mellanox Technologies Ltd (a)	22	2,633
Methode Electronics Inc.	18	705
Microchip Technology Incorporated (b)	117	12,249
Micron Technology, Inc. (a)	539	29,011
Microsoft Corporation	3,530	556,732
MicroStrategy Inc. - Class A (a)	5	652
Mimecast Uk Limited (a)	24	1,046
Mitek Systems, Inc. (a)	16	121
MKS Instruments, Inc.	27	2,919
Mobileiron, Inc. (a)	24	118
Model N, Inc. (a)	11	381
MongoDB, Inc. - Class A (a) (b)	20	2,659
Monolithic Power Systems Inc.	20	3,538
Motorola Solutions Inc.	80	12,959
MTS Systems Corp.	9	415
NAPCO Security Technologies Inc. (a)	4	129
National Instruments Corp.	61	2,576
NCR Corporation (a)	57	2,008
NetApp, Inc.	118	7,340
NETGEAR, Inc. (a)	15	378
NetScout Systems, Inc. (a)	39	939
New Relic, Inc. (a)	23	1,507
NIC Inc.	32	720
Nlight, Inc. (a)	10	208
NortonLifelock Inc.	305	7,773
Novantas Inc. (a)	17	1,487
Nuance Communications, Inc. (a)	139	2,477
Nutanix, Inc. - Class A (a)	76	2,364
NVE Corp.	2	168
NVIDIA Corporation	282	66,282
Okta, Inc. - Class A (a)	52	5,943
On Semiconductor Corporation (a)	199	4,860
Onespan, Inc. (a)	15	251
Onto Innovation Incorporation (a)	22	821
Oracle Corporation	1,139	60,332
OSI Systems Inc. (a)	8	838
Pagerduty, Inc. (a) (b)	6	130
Palo Alto Networks, Inc. (a)	46	10,733
Paychex Inc.	157	13,350
Paycom Software, Inc. (a)	24	6,392
Paylocity Holding Corporation (a)	17	2,007
Paypal Holdings, Inc. (a)	544	58,873
PC Connection, Inc.	6	289
PDF Solutions Inc. (a)	9	153
Pegasystems Inc.	19	1,517
Perficient, Inc. (a)	17	777
Perspecta Inc.	72	1,910
Photronics Inc. (a)	34	535
Plantronics Inc.	16	447
Plexus Corp. (a)	16	1,201
Pluralsight, Inc. - Class A (a)	34	583
Power Integrations Inc.	14	1,408
	Shares/Par[1]	Value ($)
Progress Software Corp.	21	883
Proofpoint, Inc. (a)	27	3,101
PROS Holdings, Inc. (a)	17	1,031
PTC Inc. (a)	54	4,063
Pure Storage, Inc. - Class A (a)	109	1,869
Q2 Holdings, Inc. (a)	20	1,659
QAD Inc. - Class A	6	301
Qorvo, Inc. (a)	59	6,843
Qualcomm Incorporated	592	52,233
Qualys, Inc. (a)	16	1,338
Rambus Inc. (a)	52	716
Rapid7, Inc. (a)	20	1,110
RealPage, Inc. (a)	39	2,086
Repay Holdings Corporation - Class A	11	168
Ribbon Communications Inc. (a)	25	78
RingCentral, Inc. - Class A (a)	35	5,864
Rogers Corp. (a)	9	1,110
Sabre Corporation	133	2,992
SailPoint Technologies Holdings, Inc. (a)	37	878
Salesforce.Com, Inc. (a)	406	65,962
Sanmina Corp. (a)	33	1,127
ScanSource Inc. (a)	12	459
Science Applications International Corp.	26	2,289
Seagate Technology Public Limited Company	116	6,877
Secureworks Corp. - Class A (a) (b)	3	50
Semtech Corp. (a)	32	1,697
ServiceNow, Inc. (a)	91	25,645
Silicon Laboratories Inc. (a)	21	2,435
Skyworks Solutions, Inc.	83	10,015
SMART Global Holdings, Inc. (a)	10	389
Smartsheet Inc. - Class A (a)	42	1,880
SolarEdge Technologies Ltd. (a)	21	2,014
Splunk Inc. (a)	74	11,050
SPS Commerce, Inc. (a)	17	938
Square, Inc. - Class A (a)	166	10,375
SS&C Technologies Holdings, Inc.	110	6,743
SunPower Corporation (a) (b)	41	318
SVMK Inc. (a)	10	184
Switch Inc - Class A	24	354
Sykes Enterprises Inc. (a)	20	729
Synaptics Incorporated (a) (b)	17	1,127
SYNNEX Corporation	21	2,711
Synopsys Inc. (a)	73	10,166
TE Connectivity Ltd.	163	15,659
Tech Data Corp. (a)	18	2,532
Tenable Holdings, Inc. (a)	12	282
Teradata Corporation (a)	58	1,544
Teradyne Inc.	85	5,806
Texas Instruments Incorporated	455	58,417
TiVo Corporation	60	508
Trimble Inc. (a)	121	5,051
TTEC Holdings, Inc.	8	300
TTM Technologies, Inc. (a)	45	680
Tyler Technologies Inc. (a)	19	5,598
Ultra Clean Holdings, Inc. (a)	19	443
Unisys Corp. (a)	25	294
Universal Display Corporation	21	4,230
Upland Software, Inc. (a)	11	394
Upstate Property Rentals, LLC (a)	17	393
Varonis Systems, Inc. (a)	14	1,099
Veeco Instruments Inc. (a)	24	348
Verint Systems Inc. (a)	31	1,716
Verra Mobility Corporation - Class A (a)	49	683
ViaSat, Inc. (a)	19	1,396
Viavi Solutions Inc. (a)	110	1,647
Virtusa Corporation (a)	14	620
Visa Inc. - Class A	841	158,031
Vishay Intertechnology Inc.	64	1,362
Vishay Precision Group, Inc. (a)	4	147
VMware Inc. - Class A	40	6,083
Western Digital Corporation	143	9,107
Western Union Co.	210	5,613
Wex, Inc. (a)	21	4,374
Workday, Inc. - Class A (a)	80	13,076
Workiva Inc. - Class A (a)	16	663

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

11

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Xerox Holdings, Inc.	100	3,694
Xilinx, Inc.	123	12,016
Xperii Corp.	24	441
Yext, Inc. (a) (b)	29	421
Zebra Technologies Corp. - Class A (a)	26	6,648
Zendesk, Inc. (a)	54	4,140
Zscaler, Inc. (a) (b)	30	1,402
Zuora, Inc. - Class A (a) (b)	36	523
		3,453,771
Communication Services 0.8%
GoDaddy Inc. - Class A (a)	85	5,769
GTT Communications Inc. (a) (b)	16	180
Rosetta Stone Inc. (a)	11	191
The Trade Desk, Inc. - Class A (a)	18	4,670
Tucows Inc. (a) (b)	4	269
Twilio Inc. - Class A (a)	56	5,473
VeriSign, Inc. (a)	52	9,939
		26,491
Industrials 0.0%
Advanced Energy Industries, Inc. (a)	19	1,349
Financials 0.0%
Paysign, Inc. (a) (b)	10	106
Total Common Stocks (cost $1,954,914)		3,481,717
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	8,081	8,081
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	3,197	3,197
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	341	340
Total Short Term Investments (cost $11,618)		11,618
Total Investments 100.2% (cost $1,966,532)		3,493,335
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (0.2)%		(6,305)
Total Net Assets 100.0%		3,487,041

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon MSCI World Index Fund
COMMON STOCKS 97.9%
United States of America 60.4%
3M Company	5	827
Abbott Laboratories	14	1,247
AbbVie Inc.	12	1,065
ABIOMED, Inc. (a)	—	65
Activision Blizzard, Inc.	6	371
Acuity Brands, Inc.	—	48
Adobe Inc. (a)	4	1,309
Ads Alliance Data Systems Inc.	—	43
Advance Auto Parts, Inc.	1	98
Advanced Micro Devices, Inc. (a)	8	384
AerCap Holdings N.V. (a)	1	62
AFLAC Incorporated	6	321
Agilent Technologies, Inc.	3	218
AGNC Investment Corp.	4	78
Air Products and Chemicals, Inc.	2	427
Akamai Technologies, Inc. (a)	1	120
Albemarle Corporation (b)	1	68
Alexandria Real Estate Equities, Inc.	1	153
Alexion Pharmaceuticals, Inc. (a)	2	195
Align Technology, Inc. (a)	1	178
Alleghany Corporation (a)	—	91
Alliant Energy Corporation	2	106
	Shares/Par[1]	Value ($)
Ally Financial Inc.	3	97
Alnylam Pharmaceuticals, Inc. (a)	1	101
Alphabet Inc. - Class A (a)	2	3,269
Alphabet Inc. - Class C (a)	3	3,407
Altice USA, Inc. - Class A (a)	1	30
Altria Group, Inc.	15	759
Amazon.com, Inc. (a)	3	6,327
AMERCO	—	24
Ameren Corporation	2	151
American Airlines Group Inc.	1	30
American Electric Power Company, Inc.	4	385
American Express Company	6	724
American Financial Group, Inc.	1	70
American International Group, Inc.	7	365
American Tower Corporation	4	826
American Water Works Company, Inc.	1	179
Ameriprise Financial, Inc.	1	180
AmerisourceBergen Corporation	1	112
AMETEK, Inc.	2	189
Amgen Inc.	5	1,179
Amphenol Corporation - Class A	2	262
Analog Devices, Inc.	3	355
Annaly Capital Management, Inc.	12	109
ANSYS, Inc. (a)	1	180
Anthem, Inc.	2	631
AO Smith Corp.	1	60
Apache Corporation	3	84
Apple Inc.	37	10,820
Applied Materials, Inc.	8	467
Aptiv PLC	2	203
Aqua America, Inc.	1	66
Aramark Services, Inc.	2	91
Archer-Daniels-Midland Company	5	218
Arconic Inc.	3	97
Arista Networks, Inc. (a)	—	88
Arrow Electronics, Inc. (a)	1	59
Arthur J Gallagher & Co.	2	144
Assurant, Inc.	1	66
AT&T Inc.	59	2,324
Athene Holding Ltd - Class A (a)	1	60
Atmos Energy Corporation	1	108
Autodesk, Inc. (a)	2	326
Autoliv, Inc.	1	54
Automatic Data Processing, Inc.	4	608
AutoZone, Inc. (a)	—	237
AvalonBay Communities, Inc.	1	236
Avery Dennison Corporation	1	90
AXA Equitable Holdings, Inc.	3	80
Axalta Coating Systems Ltd. (a)	2	52
Baker Hughes Co. - Class A	5	127
Ball Corporation	3	166
Bank of America Corporation	72	2,539
Bausch Health Companies Inc. (a)	3	78
Baxter International Inc.	4	328
Becton, Dickinson and Company	2	595
Berkshire Hathaway Inc. - Class B (a)	11	2,425
Best Buy Co., Inc.	2	177
Biogen Inc. (a)	2	446
BioMarin Pharmaceutical Inc. (a)	2	127
Bio-Rad Laboratories, Inc. - Class A (a)	—	54
Black Knight, Inc. (a)	1	63
BlackRock, Inc.	1	476
Blackstone Group Inc/The	5	264
Booking Holdings Inc. (a)	—	713
Booz Allen Hamilton Holding Corporation - Class A	1	65
BorgWarner Inc.	2	71
Boston Properties Inc.	1	179
Boston Scientific Corporation (a)	11	518
Bristol-Myers Squibb Company	19	1,223
Broadcom Inc.	3	1,018
Broadridge Financial Solutions, Inc.	1	120
Brown & Brown Inc.	2	62
Brown-Forman Corp. - Class B	3	171
Bunge Limited	1	67
Burlington Stores Inc. (a)	1	126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

12

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
C.H. Robinson Worldwide, Inc.	1	90
Cabot Oil & Gas Corp.	4	63
Cadence Design Systems Inc. (a)	2	162
Camden Property Trust	1	85
Campbell Soup Company	1	71
Capital One Financial Corporation	4	391
Capri Holdings Limited (a)	1	50
Cardinal Health, Inc.	2	121
Carmax Inc. (a)	1	117
Caterpillar Inc.	5	677
Cboe Global Markets, Inc.	1	114
CBRE Group, Inc. - Class A (a)	3	163
CDK Global, Inc.	1	51
CDW Corp.	1	176
Celanese Corp. - Class A	1	125
Centene Corporation (a)	3	217
CenterPoint Energy, Inc.	4	114
CenturyLink Inc.	8	104
Cerner Corp.	3	191
CF Industries Holdings Inc.	2	88
Charter Communications, Inc. - Class A (a)	1	620
Cheniere Energy, Inc. (a)	2	118
Chevron Corporation	16	1,870
Chipotle Mexican Grill Inc. (a)	—	184
Chubb Limited	4	579
Church & Dwight Co. Inc.	2	146
Cigna Holding Company	3	630
Cincinnati Financial Corporation	1	130
Cintas Corp.	1	192
Cisco Systems, Inc.	35	1,672
Citigroup Inc.	18	1,471
Citizens Financial Group Inc.	4	156
Citrix Systems Inc.	1	116
CME Group Inc.	3	589
CMS Energy Corp.	2	151
Cognex Corp.	1	75
Cognizant Technology Solutions Corp. - Class A	5	288
Colgate-Palmolive Co.	7	455
Comcast Corporation - Class A	37	1,659
Comerica Inc.	1	87
ConAgra Brands Inc.	4	138
Concho Resources Inc.	2	148
ConocoPhillips	9	596
Consolidated Edison, Inc.	3	246
Constellation Brands, Inc. - Class A	1	261
Continental Resources Inc.	1	29
Cooper Cos. Inc.	—	134
Copart Inc. (a)	2	156
Corning Incorporated	6	189
Corteva, Inc.	6	180
CoStar Group, Inc. (a)	—	182
Costco Wholesale Corporation	4	1,052
Coty Inc. - Class A	2	26
Crown Castle International Corp.	3	479
Crown Holdings Inc. (a)	1	78
CSX Corp.	6	455
Cummins Inc.	1	215
CVS Health Corporation	11	791
D.R. Horton, Inc.	3	157
Danaher Corporation	5	804
Darden Restaurants Inc.	1	114
DaVita Inc. (a)	1	60
Deere & Company	2	423
Dell Technology, Inc. - Class C (a)	1	66
Delta Air Lines Inc.	1	75
Dentsply Sirona Inc.	2	105
Devon Energy Corporation	3	85
DexCom Inc. (a)	1	159
Diamondback Energy, Inc.	1	121
Digital Realty Trust Inc.	2	207
Discover Financial Services	3	221
Discovery, Inc. - Class A (a) (b)	1	46
Discovery, Inc. - Class C (a)	3	90
Dish Network Corporation - Class A (a)	2	69
DocuSign, Inc. (a)	1	60
	Shares/Par[1]	Value ($)
Dollar General Corp.	2	328
Dollar Tree Inc. (a)	2	180
Dominion Energy, Inc.	7	552
Domino's Pizza, Inc.	—	90
Dover Corporation	1	140
Dow Holdings Inc.	6	334
Dropbox, Inc. - Class A (a)	2	32
DTE Energy Company	2	199
Duke Energy Corporation	6	539
Duke Realty Corp.	3	102
DuPont de Nemours, Inc	6	395
DXC Technology Company	2	84
E*TRADE Financial Corp.	2	91
East West Bancorp, Inc.	1	60
Eastman Chemical Co.	1	90
Eaton Corporation Public Limited Company	3	327
Eaton Vance Corp.	1	49
eBay Inc.	7	241
Ecolab Inc.	2	405
Edison International	3	217
Edwards Lifesciences Corporation (a)	2	401
Elanco Animal Health (a)	3	81
Electronic Arts Inc. (a)	2	260
Eli Lilly & Co.	7	931
Emerson Electric Co.	5	382
Entergy Corporation	2	189
EOG Resources, Inc.	5	402
EPAM Systems, Inc. (a)	—	91
Equifax Inc.	1	140
Equinix, Inc.	1	402
Equity Lifestyle Properties, Inc.	1	94
Equity Residential	3	242
Erie Indemnity Company - Class A	—	28
Essex Property Trust Inc.	1	166
Estee Lauder Cos. Inc. - Class A	2	366
Everest Re Group, Ltd.	—	97
Evergy, Inc.	2	127
Eversource Energy	3	225
Exact Sciences Corporation (a)	1	107
Exelon Corporation	8	365
Expedia Group, Inc.	1	121
Expeditors International of Washington Inc.	1	111
Extra Space Storage Inc.	1	113
Exxon Mobil Corporation	34	2,406
F5 Networks, Inc. (a)	—	68
Facebook, Inc. - Class A (a)	20	4,020
FactSet Research Systems Inc.	—	80
Fastenal Co.	5	170
Federal Realty Investment Trust	1	80
FedEx Corporation	2	310
Fidelity National Financial, Inc.	2	106
Fidelity National Information Services, Inc.	5	702
Fifth Third Bancorp	6	181
First Republic Bank	1	160
FirstEnergy Corp.	4	207
Fiserv, Inc. (a)	5	539
FleetCor Technologies Inc. (a)	1	203
FLIR Systems Inc.	1	55
Flowserve Corporation	1	59
FMC Corporation	1	104
Ford Motor Company	32	294
Fortinet, Inc. (a)	1	129
Fortive Corporation	3	192
Fortune Brands Home & Security, Inc.	1	75
Fox Corporation - Class A	3	111
Fox Corporation - Class B	1	46
Franklin Resources Inc.	3	66
Freeport-McMoRan Inc. - Class B	11	151
Gap Inc.	2	37
Gartner Inc. (a)	1	110
General Dynamics Corporation	2	357
General Electric Company	71	791
General Mills, Inc.	5	259
General Motors Company	10	384
Genuine Parts Co.	1	130

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

13

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Gilead Sciences, Inc.	10	671
Global Payments Inc.	2	444
Globe Life Inc.	1	87
GoDaddy Inc. - Class A (a)	1	97
Grubhub Holdings Inc. (a) (b)	1	36
Guidewire Software, Inc. (a)	1	59
Halliburton Company	7	180
Hanesbrands Inc.	3	49
Harley-Davidson, Inc.	1	52
Hasbro, Inc.	1	107
HCA Healthcare, Inc.	2	334
HD Supply Holdings, Inc (a)	1	57
Healthpeak Properties, Inc.	4	137
HEICO Corp.	—	32
HEICO Corp. - Class A	1	53
Henry Schein Inc. (a)	1	84
Hershey Co.	1	181
Hess Corporation	2	146
Hewlett Packard Enterprise Company	11	171
Hilton Worldwide Holdings Inc.	2	249
HollyFrontier Corp.	1	65
Hologic Inc. (a)	2	116
Honeywell International Inc.	6	1,038
Hormel Foods Corp.	2	108
Host Hotels & Resorts, Inc.	6	113
HP Inc.	12	251
Humana Inc.	1	401
Huntington Bancshares Incorporated	9	131
Huntington Ingalls Industries Inc.	—	86
IAC/InterActiveCorp (a)	1	160
IDEX Corporation	1	109
IDEXX Laboratories, Inc. (a)	1	181
Illinois Tool Works Inc.	3	478
Illumina, Inc. (a)	1	403
Incyte Corporation (a)	1	127
Ingredion Inc.	1	51
Insulet Corporation (a)	—	67
Intel Corporation	36	2,161
Intercontinental Exchange, Inc.	5	426
International Business Machines Corporation	7	967
International Flavors & Fragrances Inc.	1	108
International Paper Company	3	144
Interpublic Group of Cos. Inc.	3	77
Intuit Inc.	2	556
Intuitive Surgical, Inc. (a)	1	560
Invesco Ltd.	4	64
Invitation Homes Inc.	4	126
Ionis Pharmaceuticals Inc. (a)	1	63
IPG Photonics Corporation (a)	—	48
IQVIA Inc. (a)	1	212
Iron Mountain Incorporated	2	72
Jack Henry & Associates Inc.	1	97
Jacobs Engineering Group Inc.	1	98
Jardine Strategic Holdings Ltd.	2	55
Jazz Pharmaceuticals Public Limited Company (a)	—	74
JB Hunt Transport Services Inc.	1	85
Jefferies Financial Group Inc.	2	48
JM Smucker Co.	1	94
Johnson & Johnson	22	3,138
Johnson Controls International Public Limited Company	7	267
Jones Lang LaSalle Incorporated	—	71
JPMorgan Chase & Co.	26	3,634
Juniper Networks, Inc.	3	71
K.K.R. Co., Inc.	4	116
Kansas City Southern	1	127
Kellogg Co.	2	148
KeyCorp	8	164
Keysight Technologies, Inc. (a)	2	160
Kimberly-Clark Corporation	3	383
Kimco Realty Corporation	3	71
Kinder Morgan, Inc.	17	356
KLA-Tencor Corp.	1	232
Knight-Swift Transportation Holdings Inc. - Class A	1	43
Kohl's Corporation	1	65
	Shares/Par[1]	Value ($)
Kraft Heinz Foods Company	6	179
L3Harris Technologies Inc	2	362
Laboratory Corporation of America Holdings (a)	1	133
Lam Research Corp.	1	344
Lamb Weston Holdings Inc.	1	103
Las Vegas Sands Corp.	3	198
Lear Corporation (b)	1	70
Leggett & Platt Inc.	1	52
Leidos Holdings Inc.	1	111
Lennar Corporation - Class A	2	127
Lennox International Inc.	—	68
Liberty Broadband Corp. - Class C (a)	1	110
Liberty Media Corp. - Class C (a)	2	76
Liberty Property Trust	1	80
Liberty SiriusXM Group - Class A (a)	1	32
Liberty SiriusXM Group - Class C (a)	1	62
Lincoln National Corporation	2	100
Live Nation Entertainment, Inc. (a)	1	87
LKQ Corporation (a)	3	97
Lockheed Martin Corporation	2	813
Loews Corp.	2	118
Lowe`s Companies, Inc.	6	758
M&T Bank Corporation	1	178
ManpowerGroup Inc.	—	48
Marathon Oil Corporation	6	87
Marathon Petroleum Corporation	5	325
Markel Corporation (a)	—	133
MarketAxess Holdings Inc.	—	112
Marriott International, Inc. - Class A	2	349
Marsh & McLennan Companies, Inc.	4	465
Martin Marietta Materials Inc.	1	144
Marvell Technology Group Ltd	5	138
Masco Corporation	2	117
MasterCard Incorporated - Class A	7	2,197
Match Group, Inc. (a) (b)	—	30
Maxim Integrated Products, Inc.	2	141
McCormick & Co. Inc.	1	173
McDonald's Corporation	6	1,228
McKesson Corporation	2	213
Medical Properties Trust, Inc.	3	70
Merck & Co., Inc.	21	1,907
MetLife, Inc.	7	336
Mettler-Toledo International Inc. (a)	—	164
MGM Resorts International	4	138
Microchip Technology Incorporated	2	200
Micron Technology, Inc. (a)	9	487
Microsoft Corporation	59	9,325
Mid-America Apartment Communities, Inc.	1	127
Middleby Corp. (a)	—	51
Mohawk Industries Inc. (a)	—	66
Molson Coors Brewing Company - Class B	2	86
Mondelez International, Inc. - Class A	12	644
MongoDB, Inc. - Class A (a)	—	41
Monster Beverage 1990 Corporation (a)	3	214
Moody's Corp.	1	327
Morgan Stanley	10	517
MOS Holdings Inc.	3	65
Motorola Solutions Inc.	1	218
MSCI Inc.	1	176
Mylan Holdings Ltd. (a)	4	89
NASDAQ Inc.	1	102
National Oilwell Varco, Inc.	3	82
National Retail Properties, Inc.	1	72
NetApp, Inc.	2	126
Netflix, Inc. (a)	4	1,151
Neurocrine Biosciences, Inc. (a)	1	61
Newell Brands Inc.	3	60
Newmont Goldcorp Corporation	7	287
News Corporation - Class A	3	49
NextEra Energy, Inc.	4	943
Nielsen Holdings plc	3	61
NIKE, Inc. - Class B	10	1,035
NiSource Inc.	3	85
Noble Energy, Inc.	4	101
Nordstrom Inc.	1	40

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

14

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Norfolk Southern Corporation	2	422
Northern Trust Corp.	2	176
Northrop Grumman Systems Corp.	1	454
NortonLifelock Inc.	5	126
Norwegian Cruise Line Holdings Ltd. (a)	2	105
NRG Energy, Inc.	2	84
Nucor Corporation	3	141
NVIDIA Corporation	5	1,107
NVR, Inc. (a)	—	103
Occidental Petroleum Corporation	7	301
OGE Energy Corp.	2	72
Okta, Inc. - Class A (a)	1	93
Old Dominion Freight Line Inc.	1	104
Omega Healthcare Investors, Inc.	1	60
Omnicom Group Inc.	2	143
On Semiconductor Corporation (a)	4	86
ONEOK Inc.	3	259
Oracle Corporation	19	1,009
O'Reilly Automotive, Inc. (a)	1	273
Owens Corning Inc.	1	53
PACCAR Inc.	3	222
Packaging Corporation of America	1	87
Palo Alto Networks, Inc. (a)	1	184
Parker-Hannifin Corporation	1	219
Paychex Inc.	3	227
Paycom Software, Inc. (a)	—	103
Paypal Holdings, Inc. (a)	9	982
People's United Financial Inc.	3	53
PepsiCo, Inc.	11	1,560
PerkinElmer Inc.	1	84
Perrigo Company Public Limited Company	1	58
Pfizer Inc.	45	1,772
Philip Morris International Inc.	13	1,077
Phillips 66	4	410
Pinnacle West Capital Corp.	1	83
Pinterest, Inc. - Class A (a)	1	19
Pioneer Natural Resources Co.	1	213
Polaris Industries Inc.	—	45
PPG Industries Inc.	2	254
PPL Corporation	6	216
Principal Financial Group, Inc.	2	128
Procter & Gamble Co.	20	2,553
Progressive Corp.	5	349
ProLogis Inc.	5	456
Prudential Financial Inc.	3	310
PTC Inc. (a)	1	69
Public Service Enterprise Group Inc.	4	246
Public Storage	1	270
Pulte Homes Inc.	2	80
PVH Corp.	1	61
Qiagen N.V. (a)	2	66
Qorvo, Inc. (a)	1	110
Qualcomm Incorporated	10	872
Quest Diagnostics Incorporated	1	117
Ralph Lauren Corp. - Class A	—	50
Raymond James Financial Inc.	1	93
Raytheon Co.	2	503
Realty Income Corporation	2	183
Regency Centers Corp.	1	88
Regeneron Pharmaceuticals, Inc. (a)	1	249
Regions Financial Corporation	8	143
Reinsurance Group of America, Incorporated	—	80
Republic Services Inc.	2	162
ResMed Inc.	1	178
RingCentral, Inc. - Class A (a)	—	79
Robert Half International Inc.	1	67
Rockwell Automation Inc.	1	193
Roku Inc. - Class A (a)	1	88
Rollins Inc.	1	43
Roper Technologies, Inc.	1	300
Ross Stores Inc.	3	349
Royal Caribbean Cruises Ltd.	1	192
RPM International Inc.	1	65
S&P Global Inc.	2	550
Sabre Corporation	2	50
	Shares/Par[1]	Value ($)
Salesforce.Com, Inc. (a)	7	1,100
Sarepta Therapeutics, Inc. (a)	1	74
SBA Communications Corporation	1	223
Schlumberger Ltd.	11	451
Sealed Air Corporation	1	51
Seattle Genetics Inc. (a)	1	103
SEI Investments Co.	1	70
Sempra Energy	2	339
Sensata Technologies Holding PLC (a)	1	68
ServiceNow, Inc. (a)	1	421
Sherwin-Williams Co.	1	396
Signature Bank	—	58
Simon Property Group, Inc.	3	373
Sirius XM Holdings Inc. (b)	14	97
Skyworks Solutions, Inc.	1	173
SL Green Realty Corp.	1	60
Snap Inc. - Class A (a)	5	88
Snap-On Inc.	—	74
Southwest Airlines Co.	1	61
Spirit Aerosystems Holdings Inc. - Class A	1	64
Splunk Inc. (a)	1	186
Sprint Corporation (a)	7	37
Square, Inc. - Class A (a)	3	169
SS&C Technologies Holdings, Inc.	2	115
Stanley Black & Decker Inc.	1	203
Starbucks Corporation	10	858
State Street Corporation	3	238
Steel Dynamics Inc.	2	66
Steris Limited	1	101
Stryker Corporation	3	573
Sun Communities Inc.	1	105
SVB Financial Group (a)	—	103
Synchrony Financial	5	180
Synopsys Inc. (a)	1	172
Sysco Corp.	4	344
T. Rowe Price Group, Inc.	2	232
Take-Two Interactive Software Inc. (a)	1	116
Tapestry Inc.	2	64
Targa Resources Corp.	2	75
Target Corporation	4	537
TD Ameritrade Holding Corporation	2	118
TechnipFMC PLC	4	75
Teledyne Technologies Inc. (a)	—	82
Teleflex Incorporated	—	142
Teradyne Inc.	1	76
Tesla Inc. (a)	1	455
Texas Instruments Incorporated	8	979
Textron Inc.	2	87
The AES Corporation	5	108
The Allstate Corporation	3	311
The Bank of New York Mellon Corporation (c)	7	354
The Boeing Company	4	1,418
The Charles Schwab Corporation	10	456
The Clorox Company	1	163
The Coca-Cola Company	33	1,827
The Goldman Sachs Group, Inc.	3	607
The Hartford Financial Services Group, Inc.	3	176
The Home Depot, Inc.	9	1,957
The Kroger Co.	6	188
The PNC Financial Services Group, Inc.	4	579
The Southern Company	9	545
The Travelers Companies, Inc.	2	290
The Williams Companies, Inc.	10	234
Thermo Fisher Scientific Inc.	3	1,057
Tiffany & Co.	1	122
TJX Cos. Inc.	10	606
T-Mobile USA, Inc. (a)	3	217
Tractor Supply Co.	1	90
TransDigm Group Inc.	—	222
TransUnion	2	129
Trimble Inc. (a)	2	87
TripAdvisor Inc.	1	27
Truist Financial Corporation	11	616
Twilio Inc. - Class A (a)	1	82
Twitter, Inc. (a)	6	196

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

15

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Tyler Technologies Inc. (a)	—	76
Tyson Foods Inc. - Class A	2	221
U.S. Bancorp	12	724
Uber Technologies, Inc. (a)	1	36
UDR Inc.	2	103
UGI Corp.	2	74
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	120
Under Armour Inc. - Class A (a)	2	36
Under Armour Inc. - Class C (a)	2	33
Union Pacific Corporation	6	1,041
United Airlines Holdings, Inc. (a)	1	52
United Parcel Service Inc. - Class B	6	669
United Rentals Inc. (a)	1	104
United Technologies Corporation	7	998
UnitedHealth Group Incorporated	8	2,276
Universal Health Services Inc. - Class B	1	99
Unum Group	2	52
Vail Resorts, Inc.	—	79
Valero Energy Corporation	3	318
Varian Medical Systems, Inc. (a)	1	110
Veeva Systems Inc. - Class A (a)	1	147
Ventas, Inc.	3	173
VEREIT, Inc.	8	72
VeriSign, Inc. (a)	1	166
Verisk Analytics, Inc.	1	194
Verizon Communications Inc.	34	2,069
Vertex Pharmaceuticals Incorporated (a)	2	463
VF Corp.	3	271
ViacomCBS Inc. - Class B	5	193
VICI Properties Inc.	3	77
Visa Inc. - Class A	14	2,645
Vistra Energy Corp.	3	63
VMware Inc. - Class A	1	104
Vornado Realty Trust	1	99
Voya Financial, Inc.	1	74
Vulcan Materials Co.	1	156
W. R. Berkley Corporation	1	86
W. W. Grainger, Inc.	—	134
W.P. Carey Inc.	1	114
WABCO Holdings Inc. (a)	—	59
Wabtec Corp.	1	113
Walgreens Boots Alliance, Inc.	6	371
Walmart Inc.	12	1,387
Walt Disney Co.	15	2,120
Waste Connections, Inc.	2	198
Waste Management, Inc.	4	399
Waters Corp. (a)	1	130
Wayfair Inc. - Class A (a) (b)	—	43
WEC Energy Group Inc.	3	235
WellCare Health Plans, Inc. (a)	—	135
Wells Fargo & Company	34	1,836
Welltower Inc.	3	268
West Pharmaceutical Services Inc.	—	72
Western Digital Corporation	2	152
Western Union Co.	4	95
Westlake Chemical Corporation	—	19
Westrock Company, Inc.	2	93
Weyerhaeuser Company	6	182
Whirlpool Corporation	1	80
Workday, Inc. - Class A (a)	1	217
Wynn Resorts Ltd.	1	115
Xcel Energy Inc.	4	266
Xerox Holdings, Inc.	2	57
Xilinx, Inc.	2	200
XPO Logistics Inc. (a)	1	63
Xylem Inc.	2	120
Yum! Brands, Inc.	2	251
Zayo Group Holdings, Inc. (a)	2	67
Zebra Technologies Corp. - Class A (a)	—	108
Zillow Group, Inc. - Class C (a) (b)	1	44
Zimmer Biomet Holdings, Inc.	2	247
Zions Bancorp	1	74
Zoetis Inc. - Class A	4	514
		224,035
	Shares/Par[1]	Value ($)
Japan 8.0%
ABC-Mart Inc.	—	20
Acom Co. Ltd.	4	17
Advantest Corporation	2	90
AEON Co. Ltd.	5	107
AEON Financial Service Co. Ltd.	1	16
AEON Mall Co. Ltd.	1	12
Air Water Inc.	1	20
Aisin Seiki Co. Ltd.	1	48
Ajinomoto Co. Inc.	4	60
Alfresa Holdings Corp.	2	35
All Nippon Airways Co. Ltd.	1	33
ALPS Alpine Co. Ltd.	2	36
Amada Co. Ltd.	3	35
Aozora Bank, Ltd.	1	29
Asahi Breweries Ltd. (b)	3	137
Asahi Glass Co. Ltd.	2	57
Asahi Intecc Co., Ltd.	2	47
Asahi Kasei Corp.	11	119
Astellas Pharma Inc.	15	261
Bandai Namco Holdings Inc.	2	97
Bank of Kyoto Ltd.	1	21
Benesse Holdings Inc.	1	18
Bridgestone Corp. (b)	5	175
Brother Industries Ltd.	2	35
Calbee,Inc.	1	23
Canon Inc. (b)	8	219
Casio Computer Co. Ltd.	2	36
Central Japan Railway Co.	1	241
China Bank Ltd.	5	29
Chubu Electric Power Co. Inc.	5	72
Chugai Pharmaceutical Co. Ltd.	2	166
Chugoku Electric Power Co. Inc.	3	33
Coca-Cola Bottlers Japan Holdings Inc. (b)	1	28
Concordia Financial Group, Ltd.	9	37
Credit Saison Co. Ltd.	1	17
CyberAgent Inc.	1	28
Dai Nippon Printing Co. Ltd.	2	57
Daicel Corp.	3	24
Daifuke Co. Ltd.	1	54
Dai-ichi Life Holdings, Inc.	9	142
Daiichi Sankyo Company, Ltd	5	311
Daikin Industries Ltd.	2	282
Dainippon Sumitomo Pharma Co. Ltd.	2	29
Daito Trust Construction Co. Ltd.	1	74
Daiwa House Industry Co. Ltd.	5	145
Daiwa House REIT Investment Corporation	—	39
Daiwa Securities Group Inc.	12	62
Denso Corp.	4	163
Dentsu Inc. (b)	2	62
Disco Corp.	—	47
East Japan Railway Co.	3	226
Eisai Co. Ltd.	2	157
Electric Power Development Co., Ltd.	1	32
Familymart Co., Ltd.	2	48
Fanuc Ltd.	2	296
Fast Retailing Co. Ltd.	1	298
Fuji Electric Holdings Co. Ltd.	1	30
FUJIFILM Holdings Corp.	3	139
Fujitsu Ltd.	2	150
Fukuoka Financial Group, Inc.	2	31
GMO Payment Gateway, Inc.	—	21
Hakuhodo DY Holdings Incorporated	2	34
Hamamatsu Photonics KK	1	45
Hankyu Hanshin Holdings Inc.	2	81
Hikari Tsushin Inc.	—	50
Hino Motors Ltd.	2	25
Hirose Electric Co. Ltd.	—	27
Hisamitsu Pharmaceutical Co. Inc.	1	24
Hitachi Chemical Co. Ltd.	1	29
Hitachi Construction Machinery Co. Ltd.	1	30
Hitachi High-Technologies Corp.	1	42
Hitachi Ltd.	8	333
Hitachi Metals Ltd.	2	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

16

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Honda Motor Co. Ltd.	13	379
Hoshizaki Corporation	—	36
Hoya Corp.	3	296
Hulic Co. Ltd.	3	32
Idemitsu Kosan Co., Ltd.	2	44
IHI Corp.	1	28
Iida Group Holdings Co., Ltd.	1	25
Inpex Corporation	9	89
Isetan Mitsukoshi Holdings Ltd.	3	28
Isuzu Motors Ltd.	5	58
ITOCHU Corp.	11	258
ITOCHU Techno-Solutions Corporation	1	17
J.Front Retailing Co., Ltd.	2	24
Japan Airlines Co., Ltd	1	31
Japan Airport Terminal Co. Ltd.	—	22
Japan Exchange Group Inc.	4	76
Japan Post Bank Co., Ltd.	4	35
Japan Post Holdings Co., Ltd.	13	124
Japan Post Insurance Co., Ltd.	2	25
Japan Prime Realty Investment Corp.	—	26
Japan Real Estate Investment Corp.	—	73
Japan Retail Fund Investment Corp.	—	47
Japan Tobacco Inc. (b)	10	216
JFE Holdings Inc.	4	53
JGC Holding Corporation	2	30
JS Group Corp.	2	42
JSR Corp.	2	28
JTEKT Corp.	2	18
JXTG Holdings, Inc.	27	121
Kajima Corp.	4	53
Kakaku.com Inc.	1	33
Kamigumi Co. Ltd.	1	22
Kansai Electric Power Co. Inc.	6	67
Kansai Paint Co. Ltd.	1	34
Kao Corp.	4	330
Kawasaki Heavy Industries Ltd.	1	26
KDDI Corp.	14	427
Keihan Holdings Co. Ltd.	1	39
Keikyu Corp.	2	39
Keio Corp.	1	48
Keisei Electric Railway Co. Ltd.	1	43
Keyence Corp.	2	528
Kikkoman Corp.	1	54
Kintetsu Corp.	1	76
Kirin Holdings Co. Ltd.	7	151
Kobayashi Pharmaceutical Co. Ltd.	—	34
Koito Manufacturing Co. Ltd.	1	42
Komatsu Ltd.	7	178
Konami Corp.	1	29
Konica Minolta Holdings Inc.	3	23
Kose Corp.	—	44
Kubota Corp. (b)	8	132
Kuraray Co. Ltd.	3	32
Kurita Water Industries Ltd.	1	27
Kyocera Corp.	3	177
Kyowa Kirin Co., Ltd.	2	42
Kyushu Electric Power Co. Inc.	3	27
Kyushu Railway Company	1	47
Lawson Inc.	—	23
Line Corporation (a)	—	20
Lion Corp.	2	39
M3, Inc.	3	106
Makita Corp.	2	66
Marubeni Corp.	12	92
Marui Group Co. Ltd.	2	37
Maruichi Steel Tube Ltd.	1	14
Mazda Motor Corp.	5	43
McDonald's Holdings Co. Japan Ltd.	1	29
Mebuki Financial Group, Inc.	7	17
Medipal Holdings Corp.	2	35
Meiji Holdings Co., Ltd.	1	61
Mercari, Inc. (a) (b)	1	10
Minebea Mitsumi Inc.	3	64
MISUMI Group Inc.	3	62
Mitsubishi Chemical Holdings Corporation	10	75
	Shares/Par[1]	Value ($)
Mitsubishi Corp.	11	294
Mitsubishi Electric Corp.	15	200
Mitsubishi Estate Co. Ltd.	9	181
Mitsubishi Gas Chemical Co. Inc.	1	20
Mitsubishi Heavy Industries Ltd.	3	101
Mitsubishi Materials Corp.	1	27
Mitsubishi Motors Corp.	6	25
Mitsubishi Tanabe Pharma Corp.	2	37
Mitsubishi UFJ Financial Group Inc.	100	539
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	19
Mitsui & Co. Ltd.	13	240
Mitsui Chemicals Inc.	2	39
Mitsui Fudosan Co. Ltd.	7	174
Mitsui OSK Lines Ltd.	1	22
Mizuho Financial Group Inc.	198	304
MonotaRO Co., Ltd.	1	24
MS&AD Insurance Group Holdings, Inc.	4	125
Murata Manufacturing Co. Ltd.	5	288
Nabtesco Corp.	1	30
Nagoya Railroad Co. Ltd.	2	50
NEC Corp.	2	83
NEC Electronics Corp. (a)	7	47
NEXON Co.,Ltd. (a)	4	48
NGK Insulators Ltd.	2	42
NGK Spark Plug Co. Ltd.	1	25
Nidec Corp.	2	246
Nikon Corp.	3	33
Nintendo Co. Ltd.	1	363
Nippon Building Fund Inc.	—	81
Nippon Express Co. Ltd.	1	35
Nippon Meat Packers Inc.	1	29
Nippon Paint Co. Ltd. (b)	1	62
Nippon Shinyaku Co., Ltd.	—	26
Nippon Steel Corporation	7	101
Nippon Telegraph & Telephone Corp.	11	269
Nippon Yusen KK	2	27
Nissan Chemical Industries Ltd.	1	46
Nissan Motor Co. Ltd.	19	113
Nisshin Seifun Group Inc.	2	31
Nissin Foods Holdings Co. Ltd.	1	37
Nitori Co. Ltd.	1	95
Nitto Denko Corp.	1	67
Nomura Holdings Inc.	27	140
Nomura Real Estate Holdings, Inc.	1	26
Nomura Real Estate Master Fund. Inc.	—	53
Nomura Research Institute Ltd.	3	56
NSK Ltd.	3	27
NTT Data Corp.	5	67
NTT DoCoMo Inc.	11	301
Obayashi Corp.	5	56
Obic Co. Ltd.	1	67
Odakyu Electric Railway Co. Ltd.	2	56
OJI Holdings Corp.	7	38
Olympus Corp.	10	150
Omron Corp.	2	87
Ono Pharmaceutical Co. Ltd.	3	72
Oracle Corp. Japan	—	27
Oriental Land Co. Ltd.	2	218
ORIX Corp.	11	184
Orix J-REIT Inc.	—	37
Osaka Gas Co. Ltd.	3	57
Otsuka Corp.	1	32
Otsuka Holdings Co., Ltd. (b)	3	143
Pan Pacific International Holdings Corporation	4	60
Panasonic Corp.	18	172
Park24 Co. Ltd.	1	24
PeptiDream Inc. (a)	1	31
Persol Holdings Co., Ltd.	1	24
Pigeon Corp. (b)	1	33
Pola Orbis Holdings Inc. (b)	1	19
Prologis	—	41
Rakuten Inc. (b)	7	61
Recruit Holdings Co., Ltd.	11	415
Resona Holdings Inc.	16	71
Ricoh Co. Ltd.	6	61

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

17

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Rinnai Corp.	—	23
Rohm Co. Ltd.	1	64
Ryohin Keikaku Co. Ltd.	2	47
Sankyo Co. Ltd.	—	13
Santen Pharmaceutical Co. Ltd.	3	55
SBI Holdings Inc.	2	38
Secom Co. Ltd.	2	152
Sega Sammy Holdings Inc.	2	23
Seibu Holdings Inc.	2	28
Seiko Epson Corp.	3	38
Sekisui Chemical Co. Ltd.	3	54
Sekisui House Ltd.	5	105
Seven & I Holdings Co., Ltd.	6	224
Seven Bank, Ltd.	5	18
SG Holdings Co., Ltd.	1	25
Sharp Corp.	2	32
Shimadzu Corp.	2	60
Shimamura Co. Ltd.	—	15
Shimano Inc.	1	98
Shimizu Corp.	5	50
Shin-Etsu Chemical Co. Ltd.	3	330
Shinsei Bank Ltd.	2	23
Shionogi & Co. Ltd.	2	130
Shiseido Co. Ltd. (b)	3	234
Shizuoka Bank Ltd.	4	30
Showa Denko KK	1	26
SMC Corp.	1	228
SoftBank Corporation	14	188
SoftBank Group Corp.	13	554
Sohgo Security Services Co. Ltd.	1	27
Sompo Holdings, Inc.	3	110
Sony Corp.	10	700
Sony Financial Holdings Inc.	1	29
Square Enix Holdings Co. Ltd.	1	30
Stanley Electric Co. Ltd.	1	32
Subaru Corp. NPV	5	126
SUMCO Corporation (b)	2	28
Sumitomo Chemical Co. Ltd.	13	59
Sumitomo Corp.	10	142
Sumitomo Electric Industries Ltd.	6	96
Sumitomo Heavy Industries Ltd.	1	28
Sumitomo Metal Mining Co. Ltd.	2	65
Sumitomo Mitsui Financial Group Inc.	11	394
Sumitomo Mitsui Trust Holdings Inc.	3	107
Sumitomo Realty & Development Co. Ltd.	3	98
Sumitomo Rubber Industries Inc.	1	16
Sundrug Co. Ltd.	1	25
Suntory Beverage & Food Limited	1	46
Suzuken Co. Ltd.	1	24
Suzuki Motor Corp.	3	129
Sysmex Corp.	1	96
T&D Holdings Inc.	4	57
Taiheiyo Cement Corp.	1	32
Taisei Corp.	2	71
Taisho Pharmaceutical Holdings Company Ltd.	—	22
Taiyo Nippon Sanso Corp.	1	27
Takeda Pharmaceutical Co. Ltd.	12	478
TDK Corp.	1	124
Teijin Ltd.	1	24
Terumo Corp.	5	185
THK Co. Ltd.	1	30
Tobu Railway Co. Ltd.	2	58
Toho Co. Ltd.	1	42
Toho Gas Co. Ltd.	1	25
Tohoku Electric Power Co. Inc.	3	35
Tokio Marine Holdings Inc.	5	290
Tokyo Century Corp.	—	16
Tokyo Electric Power Co. Holdings Inc. (a)	12	50
Tokyo Electron Ltd.	1	283
Tokyo Gas Co. Ltd.	3	80
Tokyu Corp.	4	78
Tokyu Fudosan Holdings Corporation	5	32
Toppan Printing Co. Ltd.	2	41
Toray Industries Inc.	12	79
Toshiba Corp.	4	139
	Shares/Par[1]	Value ($)
Tosoh Corp.	2	32
TOTO Ltd.	1	46
Toyo Seikan Group Holdings Ltd.	1	19
Toyo Suisan Kaisha Ltd.	1	34
Toyoda Gosei Co. Ltd.	1	15
Toyota Industries Corp.	1	69
Toyota Motor Corp.	19	1,311
Toyota Tsusho Corp.	2	56
Trend Micro Inc.	1	51
TSURUHA Holdings ,Inc.	—	39
Unicharm Corp.	3	112
United Urban Investment Corp.	—	41
USS Co. Ltd.	2	38
Welcia Holdings Co.,Ltd.	—	19
West Japan Railway Co.	1	112
Yahoo! Japan Corp.	23	97
Yakult Honsha Co. Ltd.	1	55
Yamada Denki Co. Ltd.	6	30
Yamaha Corp.	1	67
Yamaha Motor Co. Ltd.	3	50
Yamato Holdings Co. Ltd.	3	46
Yamazaki Baking Co. Ltd.	1	21
Yaskawa Electric Corp.	2	75
Yokogawa Electric Corp.	2	37
Yokohama Rubber Co. Ltd.	1	21
ZOZO, Inc.	1	11
		29,665
United Kingdom 5.5%
3i Group plc	8	120
Admiral Group PLC	1	46
Anglo American PLC	9	252
Antofagasta PLC	4	43
Aon PLC - Class A	2	406
Ashtead Group Public Limited Company	4	126
Associated British Foods PLC	3	106
AstraZeneca PLC	11	1,076
Auto Trader Group PLC (d)	7	58
AVEVA Group plc	—	26
Aviva PLC	32	179
BAE Systems PLC	26	195
Barclays PLC	141	335
Barratt Developments P L C	8	80
BP P.L.C.	165	1,037
British American Tobacco P.L.C.	19	798
BT Group Plc	70	179
Bunzl Public Limited Company	3	76
Burberry Group PLC	3	98
Carnival Plc	3	173
Carnival Plc	1	67
Centrica PLC	46	54
Coca-Cola European Partners PLC	2	100
Coca-Cola HBC AG	2	55
Compass Group PLC	13	327
Croda International Public Limited Company	1	71
DCC Public Limited Company	1	69
Diageo PLC	19	827
Direct Line Insurance Group plc	12	51
easyJet PLC	1	27
Evraz PLC	3	18
Experian PLC	7	247
Ferguson PLC	2	177
Fiat Chrysler Automobiles N.V.	9	127
G4S PLC	14	41
GlaxoSmithKline PLC	41	956
GVC Holdings PLC	4	53
Halma Public Limited Company	3	84
Hargreaves Lansdown PLC	2	60
HSBC Holdings PLC	165	1,293
IHS Markit Ltd. (a)	3	231
Imperial Brands PLC	8	198
Informa Switzerland Limited	10	118
InterContinental Hotels Group PLC	1	98
Intertek Group Plc	1	106
ITV Plc	28	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

18

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
J Sainsbury PLC	15	45
JD Sports Fashion Plc	3	32
Johnson Matthey PLC	2	61
Kingfisher Plc	18	52
Land Securities Group PLC	6	76
Legal & General Group PLC	50	202
Liberty Global PLC - Class A (a)	1	28
Liberty Global PLC - Class C (a)	3	72
Linde Public Limited Company	4	938
Lloyds Banking Group PLC	578	480
London Stock Exchange Group PLC	3	265
M&G PLC (a)	21	66
Marks & Spencer Group Plc	17	49
Meggitt PLC	6	51
Melrose Holdings Limited	38	123
Micro Focus International PLC	3	42
Mondi plc	4	89
National Grid PLC	28	354
Next PLC	1	102
Ocado Group PLC (a)	4	60
Pearson PLC	6	52
Persimmon Public Limited Company	3	90
Prudential Public Limited Company (c)	21	401
Reckitt Benckiser Group PLC	6	465
Relx PLC	16	401
Rentokil Initial PLC	14	87
Rio Tinto PLC	9	551
Rolls-Royce Holdings plc (a)	14	124
RSA Insurance Group PLC	8	61
Schroders PLC	1	49
SEGRO Public Limited Company	9	108
Severn Trent PLC	2	61
Smith & Nephew PLC	7	175
Smiths Group PLC	3	70
Spirax-Sarco Engineering PLC	1	68
SSE PLC	8	157
St. James's Place PLC	4	65
Standard Chartered PLC	23	217
Standard Life Aberdeen PLC	20	88
Taylor Wimpey PLC	26	66
Tesco PLC	81	274
The Berkeley Group Holdings PLC	1	69
The British Land Company Public Limited Company	7	58
The Royal Bank of Scotland Group Public Limited Company	38	122
The Sage Group PLC.	9	87
TUI AG (e)	4	50
Unilever NV	12	687
Unilever PLC	9	525
United Utilities Group PLC	5	67
Vodafone Group Public Limited Company	220	429
Weir Group PLC(The)	2	40
Whitbread PLC	1	68
Willis Towers Watson Public Limited Company	1	218
WM Morrison Supermarkets P L C	20	53
WPP 2012 Limited	11	150
		20,359
France 3.4%
Accor SA	1	68
Aeroports de Paris	—	52
Alstom	1	65
Amundi (d)	—	34
Arkema	1	56
AtoS SE	1	71
AXA SA	16	442
Biomerieux SA	—	27
BNP Paribas SA	9	542
Bollore SA	8	35
Bouygues SA	2	82
Bureau Veritas	2	64
Capgemini SA	1	155
Carrefour SA	5	84
Casino Guichard Perrachon SA (b)	1	24
Cie de Saint-Gobain	4	165
Cie Generale d'Optique Essilor International SA	2	350
	Shares/Par[1]	Value ($)
CNP Assurances SA	2	30
Compagnie Generale des Etablissements Michelin	1	170
Covivio	—	42
Credit Agricole SA	9	137
Danone	5	422
Dassault Aviation SA	—	29
Dassault Systemes SA	1	175
EDENRED	2	100
Eiffage	1	75
Electricite de France	5	58
Engie	15	244
Eurazeo SA	—	22
Eurofins Scientific SE (b)	—	54
Eutelsat Communications	2	26
Faurecia	1	31
Gecina SA	—	68
Getlink S.E.	4	63
Hermes International SCA	—	195
Icade SA	—	23
Iliad SA (b)	—	31
Ingenico Group	—	51
IPSEN	—	30
JC Decaux SA	1	20
Kering SA	1	409
Klepierre	2	65
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	547
Legrand SA	2	182
L'Oreal SA	2	607
LVMH Moet Hennessy Louis Vuitton SE	2	1,051
Natixis	8	37
Orange SA	16	238
Pernod-Ricard SA	2	312
Peugeot SA	5	117
Publicis Groupe SA	2	77
Remy Cointreau SA	—	26
Renault SA	2	76
Safran	3	413
Sanofi SA	9	920
Sartorius Stedim Biotech	—	36
Schneider Electric SE (a)	5	465
SCOR	1	58
SEB SA	—	30
Societe Generale SA	7	227
Sodexo SA	1	84
SUEZ	3	41
Teleperformance	—	119
Thales SA	1	95
Total SA	19	1,076
Ubisoft Entertainment (a)	1	46
Valeo	2	73
Veolia Environnement	4	118
VINCI	4	460
Vivendi SA	7	202
Wendel SA	—	33
Worldline (a)	1	55
		12,707
Canada 3.3%
Agnico Eagle Mines Limited	2	117
Air Canada (a)	1	30
Algonquin Power & Utilities Corp. (b)	3	48
Alimentation Couche-Tard Inc.	7	229
AltaGas Ltd. (b)	2	32
ATCO Ltd. - Class I	1	27
Aurora Cannabis Inc. (a) (b)	6	12
Bank of Montreal	5	403
Barrick Gold Corp.	15	271
BCE Inc.	1	56
BlackBerry Limited (a)	5	30
Bombardier Inc. - Class B (a)	18	26
Brookfield Asset Management Inc. - Class A	7	416
CAE Inc.	2	56
Cameco Corp.	4	32
Canadian Apartment Properties REIT	1	20
Canadian Imperial Bank of Commerce	4	300

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

19

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Canadian National Railway Co.	6	531
Canadian Natural Resources Ltd.	10	314
Canadian Pacific Railway Ltd. (b)	1	280
Canadian Tire Corporation, Limited - Class A	1	54
Canadian Utilities Limited - Class A (b)	1	36
Canopy Growth Corporation (a) (b)	2	36
CCL Industries Inc. - Class B	1	55
Cenovus Energy Inc.	9	87
CGI Inc. (a)	2	167
CI Financial Corp. (b)	2	32
Constellation Software Inc.	—	194
Cronos Group Inc. (a) (b)	2	12
Dollarama Inc.	2	82
Emera Inc.	2	82
Empire Company Limited - Class A	1	30
Enbridge Inc.	16	652
EnCana Corp.	10	46
Fairfax Financial Holdings Ltd.	—	94
First Capital Real Estate Investment Trust	2	24
First Quantum Minerals Ltd.	6	57
Fortis Inc.	4	149
Franco-Nevada Corporation	2	155
George Weston Ltd.	1	49
Gildan Activewear Inc.	2	50
Great-West Lifeco Inc.	2	61
H&R Real Estate Investment Trust	1	21
Husky Energy Inc. (a)	3	25
Hydro One Limited (d)	3	52
iA Financial Corporation Inc.	1	44
IGM Financial Inc. (b)	1	23
Imperial Oil Ltd.	2	58
Intact Financial Corporation	1	119
Inter Pipeline Ltd. (b)	3	59
Keyera Corp.	2	45
Kinross Gold Corporation (a)	9	45
Kirkland Lake Gold Ltd.	2	71
Loblaw Cos. Ltd.	1	72
Lululemon Athletica Inc. (a)	1	206
Lundin Mining Corp.	5	28
Magna International Inc.	2	132
Manulife Financial Corp.	16	331
Methanex Corporation	1	23
Metro Inc.	2	85
National Bank of Canada	3	150
Nutrien Ltd.	5	228
ONEX Corporation	1	44
Open Text Corp	2	97
Parkland Fuel Corporation	1	37
Pembina Pipeline Corporation (b)	4	156
Power Corporation of Canada	2	62
Power Financial Corp (b)	2	59
Prairiesky Royalty Ltd. (b)	2	22
Quebecor Inc. - Class B	1	31
Restaurant Brands International Limited Partnership	2	128
RioCan REIT	1	23
Rogers Communications Inc. - Class B	3	149
Royal Bank of Canada	12	926
Saputo Inc.	2	59
Shaw Communications Inc. - Class B	4	77
Shopify Inc. - Class A (a)	1	318
SmartCentres Real Estate Investment Trust	1	14
Sun Life Financial Inc.	5	219
Suncor Energy Inc.	13	420
TC Energy Corporation	7	399
Teck Resources Ltd. - Class B	4	71
TELUS Corp.	2	66
The Bank of Nova Scotia	10	565
The Stars Group Inc. (a)	2	44
The Toronto-Dominion Bank	15	836
Thomson Reuters Corporation	2	117
West Fraser Timber Co. Ltd. (b)	1	22
Wheaton Precious Metals Corp.	4	107
WSP Canada Inc. (b)	1	61
		12,380
	Shares/Par[1]	Value ($)
Switzerland 3.2%
ABB Ltd.	15	366
Adecco Group AG	1	84
Alcon AG (a)	3	189
Baloise Holding AG	—	74
Barry Callebaut AG	—	53
Clariant AG	2	39
Compagnie Financiere Richemont SA	4	331
Credit Suisse Group AG	21	280
Dufry AG	—	24
EMS-Chemie Holding AG	—	48
Garmin Ltd.	1	106
Geberit AG	—	168
Givaudan SA	—	232
Glencore PLC	89	278
Julius Bar Gruppe AG	2	99
Kühne + Nagel International AG	—	72
LafargeHolcim Ltd.	4	222
Lindt & Spruengli AG	—	88
Lonza Group AG	1	219
Nestle SA	24	2,627
Novartis AG	17	1,658
Pargesa Holding SA	—	29
Partners Group Holding AG	—	136
Roche Holding AG	6	1,856
Schindler Holding AG	—	44
SGS SA	—	115
Sika AG	1	192
Sonova Holding AG	—	108
STMicroelectronics NV	5	148
Straumann Holding AG	—	83
Swatch Group AG	—	26
Swatch Group AG	—	67
Swiss Life Holding AG	—	140
Swiss Prime Site AG	1	75
Swiss Re AG	2	275
Swisscom AG	—	108
TE Connectivity Ltd.	3	259
Temenos Group AG	—	79
UBS Group AG	31	394
Vifor Pharma Management AG	—	70
Zurich Insurance Group AG	1	503
		11,964
Germany 2.6%
Adidas AG	1	485
Allianz SE	3	845
ATF Netherlands B.V.	7	59
BASF SE	8	569
Bayer AG	8	622
Bayerische Motoren Werke AG	3	218
Beiersdorf AG	1	102
Brenntag AG	1	70
Carl Zeiss Meditec AG	—	34
Ceconomy AG	2	26
Continental AG	1	112
Covestro AG (d)	1	67
Daimler AG	7	408
Delivery Hero SE (a) (d)	1	70
Deutsche Bank Aktiengesellschaft	16	122
Deutsche Boerse AG	2	247
Deutsche Lufthansa AG	2	39
Deutsche Post AG	8	311
Deutsche Telekom AG	27	441
Deutsche Wohnen Service Merseburg GmbH	3	119
Dresdner Bank AG	8	53
E.ON SE	18	188
Evonik Industries AG	1	45
Fraport AG Frankfurt Airport Services Worldwide	—	32
Fresenius Medical Care AG & Co. KGaA	2	134
Fresenius SE & Co. KGaA	3	188
GEA Group AG	1	38
Hannover Rueck SE	—	94
HeidelbergCement AG	1	86
Henkel AG & Co. KGaA	1	83

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

20

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Hochtief AG	—	22
Infineon Technologies AG	10	222
Kion Group AG	1	35
Knorr - Bremse Aktiengesellschaft	—	33
LANXESS Aktiengesellschaft	1	49
Merck KGaA	1	121
MTU Aero Engines AG	—	126
Muenchener Rueckversicherungs AG	1	345
Puma SE	1	49
RWE AG	4	136
SAP SE	8	1,084
Siemens AG	6	814
Siemens Healthineers AG (d)	1	59
Symrise AG	1	108
Telefonica Deutschland Holding AG	7	19
ThyssenKrupp AG	3	44
Uniper SE	2	52
United Internet AG	1	36
Volkswagen AG	—	56
Vonovia SE	4	224
Wirecard AG	1	117
Zalando SE (a) (d)	1	50
		9,708
Australia 2.3%
AGL Energy Limited	6	80
Alumina Ltd.	22	36
Amcor Ltd.	13	140
AMP Ltd.	26	36
APA Group	10	78
Aristocrat Leisure Ltd.	5	116
ASX Ltd.	2	86
Aurizon Holdings Limited	16	57
AusNet Services Holdings Pty Ltd	17	20
Australia & New Zealand Banking Group Ltd.	23	400
Bendigo and Adelaide Bank Ltd.	4	30
BHP Group PLC	17	402
BHP Group PLC	24	653
BlueScope Steel Ltd.	5	49
Boral Ltd.	11	33
Brambles Limited	13	111
Caltex Australia Ltd.	2	45
Challenger Financial Services Group Ltd.	5	26
CIMIC Group Limited	1	20
Coca-Cola Amatil Ltd.	4	34
Cochlear Ltd.	—	73
Coles Group Limited	9	99
Commonwealth Bank of Australia	14	806
Computershare Ltd.	4	44
Crown Resorts Limited	3	23
CSL Ltd.	4	717
DEXUS Funds Management Limited	9	75
Flight Centre Ltd.	1	16
Fortescue Metals Group Ltd.	12	90
Goodman Funding Pty Ltd	14	127
GPT Group	16	64
Harvey Norman Holdings Ltd. (b)	5	15
Incitec Pivot Ltd.	12	27
Insurance Australia Group Ltd.	18	98
LendLease Corp. Ltd.	4	54
Macquarie Group Limited	3	258
Magellan Financial Group Ltd	1	30
Medibank Private Limited	22	48
Mirvac Group	33	75
National Australia Bank Ltd.	23	404
Newcrest Mining Ltd.	6	132
Oil Search Ltd.	11	55
Orica Ltd.	3	44
Origin Energy Ltd.	15	89
Qantas Airways Ltd.	5	24
QBE Insurance Group Ltd.	11	96
Ramsay Health Care Ltd.	1	56
REA Group Ltd.	—	35
Rio Tinto Ltd.	3	210
Santos Ltd.	15	86
	Shares/Par[1]	Value ($)
Scentre Group Limited	43	116
SEEK Limited (b)	3	48
Sonic Health Care Ltd.	4	73
South32 Limited	41	77
Stockland	19	62
Suncorp Group Ltd.	10	90
Sydney Airport Corporation Limited	8	51
Tabcorp Holdings Ltd.	16	50
Telstra Corp. Ltd.	34	85
TPG Telecom Ltd.	3	16
Transurban Group	21	225
Treasury Wine Estates Limited	6	71
Vicinity Centres RE Ltd	26	46
Washington H Soul Pattinson & Co. Ltd.	1	10
Wesfarmers Ltd.	9	267
Westpac Banking Corp.	28	480
Wisetech Global Limited (b)	1	15
Woodside Petroleum Ltd.	7	182
Woolworths Group Ltd.	10	259
WorleyParsons Ltd. (b)	2	26
		8,671
Netherlands 1.9%
ABN AMRO Bank N.V. - CVA (d)	4	66
Adyen B.V. (a) (d)	—	67
Aegon NV	15	69
Airbus SE	5	694
Akzo Nobel N.V.	2	185
Altice N.V. (a)	4	28
ASML Holding	3	1,038
CNH Industrial N.V.	9	95
Heineken Holding N.V.	1	95
Heineken NV	2	228
ING Groep N.V.	31	378
Koninklijke Ahold Delhaize N.V.	10	244
Koninklijke DSM N.V.	1	194
Koninklijke KPN N.V.	29	85
Koninklijke Philips N.V.	7	361
Koninklijke Vopak N.V.	1	35
LyondellBasell Industries N.V. - Class A	2	211
NN Group N.V.	2	90
NXP Semiconductors N.V.	2	293
Prosus N.V. (a)	4	298
Randstad NV	1	56
Royal Dutch Shell PLC - Class A	35	1,036
Royal Dutch Shell PLC - Class B	30	906
Unibail-Rodamco SE	1	181
Wolters Kluwer NV	2	163
		7,096
Ireland 1.1%
Accenture Public Limited Company - Class A	5	1,092
AIB Group Public Limited Company	6	20
Allegion Public Limited Company	1	92
Allergan Public Limited Company	3	512
Bank of Ireland Group Public Limited Company	8	45
CRH Plc	7	261
Flutter Entertainment Public Limited Company	1	75
Ingersoll-Rand Public Limited Company	2	266
James Hardie Industries Public Limited Company - CDI	3	66
Kerry Group Plc - Class A	1	162
Kingspan Group Plc	1	77
Medtronic Public Limited Company	11	1,238
Pentair Public Limited Company	1	60
Seagate Technology Public Limited Company	2	119
Smurfit Kappa Funding Designated Activity Company	2	71
		4,156
Hong Kong 1.1%
AIA Group Limited	98	1,032
ASM Pacific Technology Ltd.	2	33
Bank of East Asia Ltd.	11	25
BOC Hong Kong Holdings Ltd.	30	104
Budweiser Brewing Company APAC Limited (a) (d)	10	33
CK Asset Holdings Limited	21	151
CK Hutchison Holdings Limited	22	215

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

21

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
CK Infrastructure Holdings Limited	6	43
CLP Holdings Ltd.	13	137
Dairy Farm International Holdings Ltd.	2	14
Galaxy Entertainment Group Ltd.	18	133
Hang Lung Properties Ltd.	17	38
Hang Seng Bank Ltd.	6	130
Henderson Land Development Co. Ltd.	11	56
HK Electric Investments Limited	23	23
HKT Trust	28	39
Hong Kong & China Gas Co. Ltd.	83	163
Hong Kong Exchanges & Clearing Ltd.	10	317
Hongkong Land Holdings Ltd.	9	54
Jardine Matheson Holdings Ltd.	2	94
Kerry Properties Ltd.	6	19
Link Real Estate Investment Trust	17	180
Melco Resorts & Entertainment Ltd. - ADR	2	44
MTR Corp.	12	73
New World Development Ltd.	50	69
NWS Holdings Ltd.	14	20
PCCW Ltd.	39	23
Power Assets Holdings Ltd.	11	80
Sino Land Co.	24	35
SJM Holdings Limited	18	21
Sun Hung Kai Properties Ltd.	13	199
Swire Pacific Ltd. - Class A	4	39
Swire Properties Limited	10	35
Techtronic Industries Company Limited	11	94
Vitasoy International Holdings Ltd.	6	22
WH Group Limited (d)	72	75
Wharf Real Estate Investment Company Limited	10	61
Wheelock & Co. Ltd.	7	47
Yue Yuen Industrial Holdings Ltd.	7	21
		3,991
Spain 0.9%
ACS, Actividades de Construccion y Servicios, S.A.	2	86
AENA, S.M.E., S.A. (d)	1	102
Amadeus IT Group SA	4	294
Banco Bilbao Vizcaya Argentaria SA	55	306
Banco de Sabadell, S.A.	49	57
Banco Santander SA	134	562
Bankia, S.A.	9	19
Bankinter SA	6	44
CaixaBank, S.A.	28	88
Cellnex Telecom, S.A. (d)	2	85
Enagas SA	2	44
Endesa SA	3	67
Ferrovial, S.A.	4	125
Grifols, S.A. - Class A	2	85
Iberdrola, S.A.	49	502
Industria de Diseno Textil, S.A.	9	316
MAPFRE, S.A.	10	25
Naturgy Energy Group SA	3	65
Red Electrica Corporacion, S.A.	4	72
Repsol SA	12	183
Siemens Gamesa Renewable Energy, S.A.	2	37
Telefonica SA	39	271
		3,435
Sweden 0.9%
AB SKF - Class B	3	59
Aktiebolaget Electrolux - Class B	2	44
Aktiebolaget Industrivarden - Class C	2	37
Aktiebolaget Volvo - Class B	12	204
Alfa Laval AB	3	66
Assa Abloy AB - Class B	8	188
Atlas Copco Aktiebolag - Class A	6	224
Atlas Copco Aktiebolag - Class B	3	107
Boliden AB	2	59
Epiroc Aktiebolag - Class A	5	63
Epiroc Aktiebolag - Class B	3	40
Essity Aktiebolag (publ) - Class B	5	160
Hennes & Mauritz AB - Class B (b)	7	136
Hexagon Aktiebolag - Class B	2	115
Husqvarna Aktiebolag - Class B	4	30
ICA Gruppen Aktiebolag	1	33
	Shares/Par[1]	Value ($)
Investor AB - Class B	4	199
Kinnevik AB	2	46
L E Lundbergforetagen AB - Series B	1	30
Lundin Petroleum AB	2	57
Nordea Bank Abp	26	207
Sandvik AB	9	184
Securitas AB - Class B	3	49
Skandinaviska Enskilda Banken AB - Class A	13	127
Skanska AB - Class B	3	60
Svenska Handelsbanken AB - Class A	13	137
Swedbank AB - Class A	8	113
Swedish Match AB	1	67
Tele2 AB - Class B	4	58
Telefonaktiebolaget LM Ericsson - Class B	25	216
Telia Co. AB	22	93
		3,208
Italy 0.7%
Assicurazioni Generali SpA	9	184
Atlantia SpA	4	91
Davide Campari-Milano S.p.A.	5	43
Enel SpA	66	523
ENI SpA	21	319
Exor Nederland N.V.	1	67
Ferrari N.V.	1	166
Finecobank Banca Fineco SPA	5	55
Intesa Sanpaolo SpA	122	321
Leonardo S.p.A.	4	42
Mediobanca SpA	5	56
Moncler S.p.A.	1	66
Pirelli & C. S.p.A. (d)	3	16
Poste Italiane - Societa' Per Azioni (d)	4	45
Prysmian S.p.A.	2	45
Recordati Industria Chimica E Farmaceutica S.p.A.	1	39
Snam Rete Gas SpA	17	90
Telecom Italia SpA	55	33
Telecom Italia SpA (a)	80	50
Terna – Rete Elettrica Nazionale S.p.A.	11	77
UniCredit S.p.A.	16	236
		2,564
Denmark 0.6%
A P Moller - Maersk A/S - Class A	—	46
A P Moller - Maersk A/S - Class B	—	76
Carlsberg A/S - Class B	1	127
Chr. Hansen Holding A/S	1	65
Coloplast A/S - Class B	1	117
Danske Bank A/S	6	89
Demant A/S (a) (b)	1	27
DSV A/S	2	209
Genmab A/S (a)	1	116
H Lundbeck A/S	1	24
ISS A/S	1	30
Novo Nordisk A/S - Class B	14	835
Novozymes A/S - Class B	2	86
Orsted A/S (d)	2	160
Pandora A/S	1	32
Tryg A/S	1	31
Vestas Wind Systems A/S	2	152
		2,222
Singapore 0.4%
Ascendas REIT	22	49
CapitaLand Commercial Trust Management Limited	23	34
CapitaLand Ltd.	20	56
CapitaMall Trust	22	41
City Developments Ltd.	4	29
ComfortDelgro Corp. Ltd.	20	35
DBS Group Holdings Ltd.	15	283
Flex Ltd. (a)	4	56
Genting Singapore Limited	54	37
Jardine Cycle & Carriage Ltd.	1	20
Keppel Corporation Limited (b)	11	58
Mapletree Commercial Trust Management Ltd. (e)	13	23
Oversea-Chinese Banking Corporation Limited	26	211
Sembcorp Industries Ltd	9	16
Singapore Airlines Ltd.	5	32

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

22

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Singapore Airport Terminal Services Ltd.	6	23
Singapore Exchange Ltd.	6	40
Singapore Press Holdings Ltd. (b)	15	24
Singapore Technologies Engineering Ltd.	14	41
Singapore Telecommunications Limited	68	171
Suntec Real Estate Investment Trust	16	21
United Overseas Bank Ltd.	10	205
UOL Group Ltd.	4	27
Venture Corp. Ltd.	3	31
Wilmar International Limited	14	44
Yangzijiang Shipbuilding (Holdings) Ltd.	21	18
		1,625
Belgium 0.3%
ageas SA/NV	1	89
Anheuser-Busch InBev	6	509
Colruyt SA	1	28
Galapagos (a)	—	59
Groupe Bruxelles Lambert SA	1	67
KBC Groep NV	2	158
Proximus	1	39
Solvay SA	1	71
Telenet Group Holding	—	21
UCB SA	1	83
Umicore	2	83
		1,207
Finland 0.3%
Elisa Oyj	1	61
Fortum Oyj	4	90
Kone Corporation - Class B	3	181
Metso Oyj	1	31
Neste Oyj	4	122
Nokia Oyj	46	171
Nokian Renkaat Oyj	1	30
Orion Oyj - Class B	1	43
Sampo Oyj - Class A	4	157
Stora Enso Oyj - Class R	5	66
UPM-Kymmene Oyj	4	150
Wartsila Oyj	4	39
		1,141
Norway 0.2%
Aker BP ASA	1	34
DNB Bank ASA	8	143
Equinor ASA	8	164
Gjensidige Forsikring ASA	2	37
Mowi ASA	4	93
Norsk Hydro ASA	12	45
Orkla ASA	6	64
Schibsted ASA - Class B	1	24
Telenor ASA	6	109
Yara International ASA	1	59
		772
Israel 0.2%
Azrieli Group Ltd.	—	29
Bank Hapoalim BM	10	79
Bank Leumi Le-Israel BM	12	85
Check Point Software Technologies Ltd (a)	1	108
CyberArk Software Ltd. (a)	—	28
Elbit Systems Ltd.	—	33
Israel Chemicals Ltd.	5	25
Israel Discount Bank Ltd. - Class A	8	36
Mizrahi Tefahot Bank Ltd.	1	34
Nice Ltd. (a)	—	76
Teva Pharmaceutical Industries Ltd. - ADR (a)	9	89
Wix.Com Ltd. (a)	—	44
		666
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	61
Auckland International Airport Limited	9	51
Fisher & Paykel Healthcare Corp.	4	67
Fletcher Building Ltd.	6	22
Mercury NZ Limited	4	15
Meridian Energy Limited	12	40
Ryman Healthcare Ltd.	4	40
	Shares/Par[1]	Value ($)
Spark New Zealand Ltd.	17	48
		344
Austria 0.1%
Andritz AG	1	29
Erste Group Bank AG	2	89
OMV AG	1	65
Raiffeisen Bank International AG	1	33
Verbund AG	1	25
Voestalpine AG	1	29
		270
Bermuda 0.1%
Arch Capital Group Ltd. (a)	3	143
RenaissanceRe Holdings Ltd	—	72
		215
Luxembourg 0.1%
ArcelorMittal	6	98
Millicom International Cellular SA - SDR	1	29
SES S.A. - FDR	3	39
Tenaris SA	4	48
		214
Argentina 0.1%
MercadoLibre S.R.L (a)	—	206
Portugal 0.1%
Energias de Portugal SA	21	93
Galp Energia, SGPS, S.A.	4	69
Jeronimo Martins, SGPS, S.A.	2	37
		199
Macau 0.0%
Sands China Ltd.	20	107
Wynn Macau, Limited	14	34
		141
China 0.0%
BeiGene, Ltd. - ADR (a)	—	51
United Arab Emirates 0.0%
NMC Health PLC (b)	1	17
Total Common Stocks (cost $306,547)		363,229
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	31
Fuchs Petrolub SE	1	31
Henkel AG & Co. KGaA (f)	1	154
Porsche Automobil Holding SE (f)	1	94
Sartorius AG	—	62
Volkswagen AG (f)	2	297
		669
Switzerland 0.0%
Lindt & Spruengli AG (f)	—	70
Schindler Holding AG (f)	—	85
		155
Total Preferred Stocks (cost $780)		824
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a)	12	6
Total Rights (cost $6)		6
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (g)	5,804	5,804
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (g)	516	516

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

23

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (h) (i)	349	348
Total Short Term Investments (cost $6,668)		6,668
Total Investments 99.9% (cost $314,001)		370,727
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net 0.1%		230
Total Net Assets 100.0%		370,977

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Managers. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $1,039 and 0.3% of the Fund.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Convertible security.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(h)   All or a portion of the security is pledged or segregated as collateral.

(i)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

24

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2019

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	NASDAQ - National Association of Securities Dealers Automated Quotations
ADR - American Depositary Receipt	S&P - Standard & Poor's
ASX - Australian Stock Exchange	SDR - Swedish Depositary Receipt
FDR - Fiduciary Depositary Receipt	TSX - Toronto Stock Exchange
FTSE - Financial Times and the London Stock Exchange	U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	JPM - JPMorgan Chase Bank, N.A.
BMO - BMO Capital Markets Corp.	MSC - Morgan Stanley & Co., Incorporated
BOA - Bank of America	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
HSB - HSBC Securities Inc.	SGA - SG Americas Securities LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

25

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Managers
JNL Variable Fund LLC:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Funds listed in the Appendix (the Funds), each a series within JNL Variable Fund LLC, including the schedule of investments or summary schedules of investments, where applicable, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights, for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with custodians, transfer agents and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
February 21, 2020

Appendix I

List of Funds

JNL/Mellon Communication Services Sector Fund (name changed from JNL/Mellon Capital Telecommunication Sector Fund)
JNL/Mellon Consumer Discretionary Sector Fund (name changed from JNL/Mellon Capital Consumer Discretionary Sector Fund)
JNL/Mellon Dow Index Fund (name changed from JNL/Mellon Capital Dow Index Fund)
JNL/Mellon Energy Sector Fund (name changed from JNL/Mellon Capital Energy Sector Fund)
JNL/Mellon Financial Sector Fund (name changed from JNL/Mellon Capital Financial Sector Fund)
JNL/Mellon Healthcare Sector Fund (name changed from JNL/Mellon Capital Healthcare Sector Fund)
JNL/Mellon Information Technology Sector Fund (name changed from JNL/Mellon Capital Information Technology Sector Fund)
JNL/Mellon MSCI World Index Fund (name changed from JNL/Mellon Capital MSCI World Index Fund)
JNL/Mellon Nasdaq 100 Index Fund (name changed from JNL/Mellon Capital Nasdaq 100 Index Fund)

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 3, 2020

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 3, 2020

EXHIBIT LIST

Exhibit 13(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.